AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 16, 2008
                                                      REGISTRATION NO. 033-02460
                                                               AND NO. 811-04819

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER |_|

                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 29 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 41 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2008 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

            |_| on         , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                       [LOGO] Jefferson National
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                               Maxiflex Individual
           Individual Flexible Premium Deferred Fixed/Variable Annuity

                                    issued by

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the individual flexible premium deferred fixed/variable annuity contracts ("Contracts") issued by Jefferson National Life Insurance Company ("Jefferson National" or "Company"). One contract is a flexible premium payment contract and the other is a single premium payment contract. Together they are referred to as the "Contract" or "Contracts", except where otherwise noted. The single premium payment Contract is no longer offered for sale. Furthermore, non-qualified Contracts are no longer offered for sale. The Contracts are designed for use in retirement planning.

      The Contract has a variety of investment options: a Fixed Account and several subaccounts, each of which invests in one of the Investment Portfolios listed below. Depending on market conditions, you can make or lose money in any of these subaccounts. Money you direct into the Fixed Account earns interest at a rate guaranteed by us.

A I M Variable Insurance Funds

Managed by A I M Advisors, Inc.

      o     AIM V.I. Basic Value - Series II shares

      o     AIM V.I. Core Equity - Series I shares

      o     AIM V.I. Financial Services - Series I shares

      o     AIM V.I. Global Health Care - Series I shares

      o     AIM V.I. Global Real Estate Fund - Series I shares

      o     AIM V.I. High Yield - Series I shares

      o     AIM V.I. Mid Cap Core Equity - Series II shares

      o     AIM V.I. Technology - Series I shares

The Alger American Fund

Managed by Fred Alger Management, Inc.

      o Alger American Growth -Class O (name changing to Alger American Large Cap Growth 7/1/2008)

      o     Alger American Capital Appreciation - Class O

      o     Alger American MidCap Growth- Class O

      o     Alger American Small Cap Growth -Class O

AllianceBernstein Variable Products Series Fund, Inc.

Managed by AllianceBernstein L.P.

      o     AllianceBernstein Growth and Income

American Century Variable Portfolios, Inc.

Managed by American Century Investment Management, Inc.

      o     American Century VP Balanced (Class I)

      o     American Century VP Income & Growth (Class I)

      o     American Century VP Inflation Protection (Class II)

      o     American Century VP Large Company Value (Class I)

      o     American Century VP Ultra (Class I)

      o     American Century VP Value (Class I)

      o     American Century VP Vista (Class I)

Managed by American Century Global Investment Management, Inc.

      o     American Century VP International (Class I)

The DireXion Insurance Trust

Managed by Rafferty Asset Management, LLC

      o     DireXion Dynamic VP HY Bond

The Dreyfus Investment Portfolios (Service Shares)

Managed by The Dreyfus Corporation

      o     Dreyfus IP - Small Cap Stock Index

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Shares)

Managed by The Dreyfus Corporation

Dreyfus Stock Index Fund, Inc. (Initial Shares)

Managed by The Dreyfus Corporation and Mellon Equity Associates.

Dreyfus Variable Investment Fund ("Dreyfus VIF") (Initial Shares)

Managed by The Dreyfus Corporation

      o     Dreyfus VIF--International Value (Initial Shares)

Federated Insurance Series

Managed by Federated Investment Management Company

      o     Federated Capital Income II

      o     Federated High Income Bond II (Primary Shares)

Managed by Federated Global Investment Management Corp.

      o     Federated International Equity II

Managed by Federated Equity Management Company of Pennsylvania

      o     Federated Kaufmann II (Service Shares)

      o     Federated Market Opportunity II (Service Shares)

Janus Aspen Series

Managed by Janus Capital Management LLC

      o     Janus Aspen Balanced (Institutional Shares)

      o     Janus Aspen Forty (Institutional Shares)

      o     Janus Aspen Global Life Sciences (Institutional Shares)

      o     Janus Aspen Growth and Income (Institutional Shares)

      o     Janus Aspen International Growth (Institutional Shares)

      o     Janus Aspen Large Cap Growth (Institutional Shares)

      o     Janus Aspen Mid Cap Growth (Institutional Shares)

      o     Janus Aspen Mid Cap Value (Institutional Shares)

      o     Janus Aspen Small Company Value (Service Shares)

      o     Janus Aspen Worldwide Growth (Institutional Shares)

Lazard Retirement Series, Inc.

Managed by Lazard Asset Management LLC

      o     Lazard Retirement Emerging Markets Equity


--------------------------------------------------------------------------------
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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      o     Lazard Retirement International Equity

      o     Lazard Retirement U.S. Small Cap Equity

      o     Lazard Retirement US Strategic Equity

Legg Mason Partners Variable Equity Trust

Subadvised by ClearBridge Advisors, LLC

      o     Legg Mason Partners Variable Aggressive Growth

      o     Legg Mason Partners Variable Capital and Income

      o     Legg Mason Partners Variable Fundamental Value

      o     Legg Mason Partners Variable Large Cap Growth

Legg Mason Partners Variable Income Trust

Subadvised by West Asset Management Company

      o     Legg Mason Partners Variable Global High Yield Bond

      o     Legg Mason Partners Variable Strategic Bond

Lord Abbett Series Fund, Inc.

Managed by Lord, Abbett & Co. LLC

      o     Lord Abbett - America's Value

      o     Lord Abbett - Growth and Income

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

Managed by Neuberger Berman Management, Inc.

      o     Lehman Brothers High Income

      o     Lehman Brothers Short Duration Bond

      o     Neuberger Berman AMT Small Cap Growth (Class S)

      o     Neuberger Berman AMT Mid-Cap Growth

      o     Neuberger Berman AMT Partners

      o     Neuberger Berman AMT Regency

      o     Neuberger Berman AMT Socially Responsive

Northern Lights Variable Trust

Managed by JNF Advisors, Inc.

      o     JNF Equity Partners Balanced

      o     JNF Equity Partners Equity

      o     JNF Loomis Sayles Bond

      o     JNF Money Market

PIMCO Variable Insurance Trust

Managed by Pacific Investment Management Company LLC

      o     PIMCO VIT All Asset (Administrative Class)

      o     PIMCO VIT CommodityRealReturn(TM) Strategy (Administrative Class)

      o     PIMCO VIT Emerging Markets Bond (Administrative Class)

      o     PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) (Administrative Class)

      o     PIMCO VIT Global Bond (Unhedged) (Administrative Class)

      o     PIMCO VIT High Yield (Administrative Class)

      o     PIMCO VIT Long-Term U.S. Government (Administrative Class)

      o     PIMCO VIT Low Duration (Administrative Class)

      o     PIMCO VIT RealEstateRealReturn Strategy (Administrative Class)

      o     PIMCO VIT Real Return (Administrative Class)

      o     PIMCO VIT Short-Term (Administrative Class)

      o     PIMCO VIT StockPLUS(R) Total Return (Administrative Class)

      o     PIMCO VIT Total Return (Administrative Class)

Pioneer Variable Contracts Trust (Class II Shares)

Managed by Pioneer Investment Management, Inc.

      o     Pioneer Cullen Value VCT

      o     Pioneer Emerging Markets VCT

      o     Pioneer Equity Income VCT

      o     Pioneer Fund VCT

      o     Pioneer Global High Yield VCT

      o     Pioneer High Yield VCT

      o     Pioneer International Value VCT

      o     Pioneer Mid Cap Value VCT

      o     Pioneer Small Cap Value VCT

      o     Pioneer Strategic Income VCT

Royce Capital Fund

Managed by Royce & Associates, LLC

      o     Royce Micro-Cap

      o     Royce Small-Cap

Rydex Variable Trust

Managed by Rydex Investments

      o     Rydex Absolute Return Strategies

      o     Rydex Banking

      o     Rydex Basic Materials

      o     Rydex Biotechnology

      o     Rydex Commodities Strategy

      o     Rydex Consumer Products

      o     Rydex Dow 2x Strategy

      o     Rydex NASDAQ-100(R) 2x Strategy

      o     Rydex Russell 2000(R) 2x Strategy

      o     Rydex S&P 500 2x Strategy

      o     Rydex Strengthening Dollar 2x Strategy

      o     Rydex Weakening Dollar 2x Strategy

      o     Rydex Electronics

      o     Rydex Energy

      o     Rydex Energy Services

      o     Rydex Essential Portfolio Aggressive

      o     Rydex Essential Portfolio Conservative

      o     Rydex Essential Portfolio Moderate

      o     Rydex Europe 1.25x Strategy

      o     Rydex Financial Services

      o     Rydex Government Long Bond 1.2x Strategy

      o     Rydex Health Care

      o     Rydex Hedged Equity

      o     Rydex Internet

      o     Rydex Inverse Dow 2x Strategy

      o     Rydex Inverse Government Long Bond Strategy

      o     Rydex Inverse Mid-Cap Strategy

      o     Rydex Inverse NASDAQ-100(R) Strategy

      o     Rydex Inverse Russell 2000(R) Strategy

      o     Rydex Inverse S&P 500 Strategy

      o     Rydex Japan 1.25x Strategy

      o     Rydex Large-Cap Growth

      o     Rydex Large-Cap Value

      o     Rydex Leisure

      o     Rydex Mid Cap 1.5x Strategy

      o     Rydex Mid-Cap Growth

      o     Rydex Mid-Cap Value

      o     Rydex Multi-Cap Core Equity

      o     Rydex Nova

      o     Rydex NASDAQ-100(R) Strategy

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      o     Rydex Precious Metals

      o     Rydex Real Estate

      o     Rydex Retailing

      o     Rydex Russell 2000(R) 1.5x Strategy

      o     Rydex Sector Rotation

      o     Rydex Small-Cap Growth

      o     Rydex Small-Cap Value

      o     Rydex Technology

      o     Rydex Telecommunications

      o     Rydex Transportation

      o     Rydex U.S. Government Money Market

      o     Rydex Utilities

      o     CLS AdvisorOne Amerigo

      o     CLS AdvisorOne Clermont

Seligman Portfolios, Inc.

Managed by J. & W. Seligman & Co. Incorporated

      o     Seligman Communications and Information

      o     Seligman Global Technology

Third Avenue Variable Series Trust

Managed by Third Avenue Management LLC.

      o     Third Avenue Value

Van Eck Worldwide Insurance Trust

Managed by Van Eck Associates Corporation

      o     Van Eck Worldwide Absolute Return

      o     Van Eck Worldwide Bond

      o     Van Eck Worldwide Emerging Markets

      o     Van Eck Worldwide Hard Assets

      o     Van Eck Worldwide Real Estate

Wells Fargo Advantage Funds

Managed by Wells Fargo Funds Management, LLC

      o     Wells Fargo Advantage VT Discovery

      o     Wells Fargo Advantage VT Opportunity



      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

      May 1, 2008

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Table of Contents                                                           Page

Definitions of Special Terms ..............................................    6

Highlights ................................................................    7

Fee Table .................................................................    8

Examples of Fees and Expenses .............................................    9

Condensed Financial Information ...........................................    9

Jefferson National ........................................................   10

Contract Owner Inquiries ..................................................   10

Financial Statements ......................................................   10

The Variable Account ......................................................   10

Variable Account Investment Options .......................................   10

     Administrative, Marketing and Support Services Fees ..................   11

     Voting Rights ........................................................   11

Fixed Account .............................................................   11

The Contracts .............................................................   11

Accumulation Provisions ...................................................   11

     Purchase Payments ....................................................   11

     Allocation of Purchase Payments ......................................   12

     Accumulation Units ...................................................   12

     Accumulation Unit Values .............................................   12

Transfers .................................................................   12

     How You Can Make Transfers ...........................................   12

     Excessive Trading Limits .............................................   13

     Dollar Cost Averaging Program ........................................   14

     Rebalancing Program ..................................................   14

     Advisory Fee Withdrawals .............................................   14

     Interest Sweep Program ...............................................   15

     Withdrawals ..........................................................   15

     Suspension of Payments ...............................................   15

Restrictions Under Optional Retirement Programs ...........................   15

Restrictions Under Section 403(b) Plans ...................................   15

Systematic Withdrawal Plan ................................................   15

Loans .....................................................................   16

Charges and Deductions ....................................................   16

     Withdrawal Charge ....................................................   16

     Withdrawal Charge Waivers ............................................   16

     Administrative Fee (Annual Contract Fee) .............................   17

     Mortality and Expense Risk Charge ....................................   17

     Premium Taxes ........................................................   17

     Investment Portfolio Expenses ........................................   17

     Reduction or Elimination of Contract Charges .........................   17

     Other Charges ........................................................   17

Death Benefits ............................................................   18

The Annuity Period - Settlement Provisions ................................   18

     Electing the Annuity Period and Form of Annuity ......................   18

     Annuity Options ......................................................   19

     Transfers During the Annuity Period ..................................   19

     Death Benefit During the Annuity Period ..............................   19

     Other Contract Provisions ............................................   19

Taxes .....................................................................   20

     Annuity Contracts in General .........................................   20

     Tax Status of the Contracts ..........................................   20

     Taxation of Non-Qualified Contracts ..................................   20

     Taxation of Qualified Contracts ......................................   20

     Possible Tax Law Changes .............................................   21

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General Matters ...........................................................   21

     Distribution of Contracts ............................................   21

     Legal Proceedings ....................................................   22

     Independent Registered Public Accounting Firm ........................   22

Appendix A--More Information About the Investment Portfolios ..............   23

Appendix B--Condensed Financial Information ...............................   36

Privacy Policy ............................................................   55

Table of Contents of the Statement of Additional Information ..............   56

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Definitions of Special Terms

      ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

      ACCUMULATION UNIT: An accounting unit of measure we use to calculate your Contract value during the Accumulation Period.

      ANNUITANT: The natural person(s) upon whose life (lives) Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

      ANNUITY PAYMENTS: A series of periodic payments we make under an annuity option.

      ANNUITY PERIOD: The period during which we make Annuity Payments.

      CONTRACT OWNER: The individual, corporation, trust, association, partnership or other entity entitled to ownership rights under the Contract. The Contract Owner is also referred to as "you" and "your" in this prospectus.

      CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      CODE: Internal Revenue Code of 1986, as amended.

      FIXED ACCOUNT: The general account of Jefferson National. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.

      INDIVIDUAL CONTRACT: The record we establish to represent your interest in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission, or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT OPTIONS: The investment choices available to Contract Owners.

      INVESTMENT PORTFOLIO: The variable Investment Options available under the Contract. Each subaccount has its own investment objective and is invested in the underlying Investment Portfolio.

      PLAN: A voluntary program for an employer that qualifies for special tax treatment.

      PURCHASE PAYMENTS: The payments made to Jefferson National under the terms of the Contract.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

      VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, it was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into subaccounts.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain certain information about your Contract and request certain transactions through the Website.

      WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

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Highlights

      The Contracts described in this prospectus are individual flexible Purchase Payment and single Purchase Payment variable annuity contracts. The Contracts that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The Contracts are intended to be used to accumulate money for retirement. The Contracts provide for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis. The single Purchase Payment Contract is no longer offered for sale. Furthermore, non-qualified Contracts are no longer offered for sale.

      All deferred annuity contracts, like the Contracts, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

      If you are considering purchasing a Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contracts are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

      These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.



      RETIREMENT PLANS: The Contracts may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

      DEATH BENEFIT: This Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefits."

      LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

      ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you or the Contract Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the Contract without assessing a Withdrawal Charge. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. The entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

      Jefferson National Life Insurance Company
      P.O. Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

                                     Flexible Purchase         Single Purchase
                                      Payment Contract        Payment Contract
                                     -----------------        ----------------
Withdrawal Charge (as a
percentage of amount
redeemed)(1)....................              8%                       7%
Transfer Fee....................             None                     None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                     Flexible Purchase         Single Purchase
                                      Payment Contract        Payment Contract
                                     -----------------        ----------------
Annual Contract Fee(2)..........           $20 per                 $25 per
                                      contract per year        contract per year
Annual Expenses of Variable
Account (as a percentage of
average account value)
Mortality and Expense Fees(3)...            1.00%                    1.00%
Other Expenses..................            None                     None
Total Annual Expenses of
Variable Account................            1.00%                    1.00%

The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                     Minimum          Maximum
                                                     -------          -------
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment
Portfolio assets, including management
fees, distribution and/or service (12b-1)          Gross: 0.27%   Gross: 11.49%
fees, and other expenses)(4).................        Net: 0.27%      Net: 3.83%

(1) The Withdrawal Charge decreases to zero over time. You can make a withdrawal subject to any applicable limitations, each contract year of 10% of the total Contract Value of a flexible Purchase Payment Contract without payment of a Withdrawal Charge load. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see the "Charges and Deductions" section of this Prospectus for further explanation).

(2) We reserve the right to reduce or waive the fee.

(3) Jefferson National has guaranteed the total of the investment management fees charged against JNF Equity Portfolio whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the JNF Chicago Equity Partners Equity subaccount is equal to 0.79%. See the Statement of Additional Information for more information about this guarantee.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2009. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, Contract fees, Annual Expenses of the Variable Account, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                                                 Flexible Purchase Payment Contract
Assuming Maximum Investment           1 year          3 years         5 years          10 years
Portfolio Operating Expenses....     $1303.00        $3491.57         $5392.53         $8971.33

Assuming Minimum Investment           1 year          3 years         5 years          10 years
Portfolio Operating Expenses....      $947.00         $990.17         $1141.18         $1726.91

                                                   Single Purchase Payment Contract
Assuming Maximum Investment           1 year          3 years         5 years          10 years
Portfolio Operating Expenses....     $1208.00        $3412.91         $5316.95         $8989.48

Assuming Minimum Investment           1 year          3 years         5 years          10 years
Portfolio Operating Expenses....      $852.00         $916.65         $1079.17         $1781.52

(2) If you annuitize at the end of the applicable time period (except under certain circumstances):

                                                 Flexible Purchase Payment Contract
Assuming Maximum Investment           1 year          3 years         5 years          10 years
Portfolio Operating Expenses....     $1303.00        $3491.57         $5021.57         $8971.33

Assuming Minimum Investment            1 year         3 years          5 years         10 years
Portfolio Operating Expenses....      $947.00         $990.17          $788.76         $1726.91

                                                  Single Purchase Payment Contract
Assuming Maximum Investment            1 year         3 years          5 years         10 years
Portfolio Operating Expenses....     $1208.00        $3412.91         $5038.67         $8989.48

Assuming Minimum Investment            1 year         3 years          5 years         10 years
Portfolio Operating Expenses....      $852.00         $916.65          $814.77         $1781.52

(3) If you do not surrender your Contract:

                                                 Flexible Purchase Payment Contract
Assuming Maximum Investment           1 year          3 years         5 years          10 years
Portfolio Operating Expenses...       $503.00        $2942.68         $5021.57         $8971.33

Assuming Minimum Investment           1 year         3 years           5 years         10 years
Portfolio Operating Expenses...       $147.00         $456.75          $788.76         $1726.91

                                                  Single Purchase Payment Contract
Assuming Maximum Investment           1 year          3 years          5 years         10 years
Portfolio Operating Expenses...       $508.00        $2955.43         $5038.67         $8989.48

Assuming Minimum Investment           1 year          3 years          5 years         10 years
Portfolio Operating Expenses...       $152.00         $472.05          $814.77         $1781.52

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

Jefferson National

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas, are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

Contract Owner Inquiries

      You should direct any inquiries you have regarding your Individual Contract, or any related matter to the Company's Website, or to the address and telephone number shown under "Administrative Office" in the front of this prospectus.

Financial Statements

      The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

The Variable Account

      The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

      Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

      The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios.

      Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

      (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

      (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

      (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

      (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

      (e) to change the way Jefferson National assesses charges, so long as the charges are not increased beyond the maximum charges guaranteed by the Contract.

      New or substitute Investment Portfolios may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers.

Variable Account Investment Options

      The Contract currently offers several Variable Account Investment Options (subaccounts), each of which invests in an Investment Portfolio listed at the beginning of this Prospectus. Appendix A contains information about the Investment Options. Money you invest in the subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those subaccounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses visit Our Website, or call Jefferson National at: (866) 667-0561.

      The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Portfolios will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent

--------------------------------------------------------------------------------

redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as ..50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an investment portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5% or the minimum rate prescribed by applicable state law. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state. Owners of non-qualified Contracts are no longer permitted to make additional investments in the Fixed Account.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Variable Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

      If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

      See your Contract for more information on the Fixed Account.

The Contracts

      The Contracts, like all deferred annuity contracts, have two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

      The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      There are two types of Contracts described in this prospectus:

      (1) flexible Purchase Payment deferred annuity Contracts under which Purchase Payments can be made at intervals you desire, but are usually made on an annual, semi-annual, quarterly or monthly basis, under which Annuity Payments to the Annuitant begin at a point of time in the future, and

      (2) single Purchase Payment deferred annuity Contracts under which a single Purchase Payment is made, under which Annuity Payments to the Annuitant begin at a point of time in the future. The Single Purchase Payment Contract is no longer offered for sale.

Accumulation Provisions

Purchase Payments

      The flexible Purchase Payment Contracts have a minimum initial Purchase Payment requirement of $10 and subsequent

--------------------------------------------------------------------------------

Purchase Payment requirement of $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require. The amount of a Purchase Payment may be increased or decreased at any time, and submission of a Purchase Payment different from the previous one will automatically effect such a change.

      You can make Purchase Payments to Jefferson National at its Administrative Office. Jefferson National must approve each application. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

      You may elect to have Purchase Payments accumulate:

      (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

      (b) on a fully fixed basis, which means they are invested in the Fixed Account; or

      (c)   a combination of both.

      Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

      If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Unlike the other Investment Portfolios available under your Contract, all transactions involving the Rydex Investment Portfolios listed below must be received no later than 15 or 30 minutes before the New York Stock Exchange closes, i.e., 3:30 P.M. or 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

---------------------------------------------------------------
                 15 Minutes Before NYSE Close
---------------------------------------------------------------
Dow 2x Strategy       NASDAQ-100(R) 2x       Russell 2000(R) 2x
                      Strategy               Strategy
---------------------------------------------------------------
S&P 500 2x Strategy   Strengthening Dollar   Weakening Dollar
                      2x Strategy            2x Strategy
---------------------------------------------------------------
Europe 1.25x          Government Long Bond   Inverse Dow 2x
Strategy              1.2x Strategy          Strategy
---------------------------------------------------------------
Inverse Government    Inverse Mid-Cap        NASDAQ-100(R)
Long Bond             Strategy               Strategy
---------------------------------------------------------------
Inverse Russell       Inverse S&P 500        Japan Advantage
2000(R) Strategy      Strategy               1.25x Strategy
---------------------------------------------------------------
Large-Cap Growth      Large-Cap Value        Mid Cap 1.5x
                                             Strategy
---------------------------------------------------------------
Mid-Cap Growth        Mid-Cap Value          Nova
---------------------------------------------------------------
NASDAQ-100(R)         Russell 2000 1.5x      Small-Cap Growth
Strategy              Strategy
---------------------------------------------------------------
Small-Cap Value       U.S. Govt Money Mkt
---------------------------------------------------------------

---------------------------------------------------------------
                 30 Minutes Before NYSE Close
---------------------------------------------------------------
Banking               Basic Materials        Biotechnology
---------------------------------------------------------------
Commodities Strategy  Consumer Products      Electronics
---------------------------------------------------------------
Energy                Energy Services        Financial
                                             Services
---------------------------------------------------------------
Health Care           Internet               Leisure
---------------------------------------------------------------
Precious Metals       Real Estate            Retailing
---------------------------------------------------------------
Technology            Telecommunication      Transportation
---------------------------------------------------------------
Utilities
---------------------------------------------------------------

Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Accumulation Units

      We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

Accumulation Unit Values

      Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

      1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

      2.    subtracting the daily amount of the mortality and expense risk fee.

      The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

      We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.

Transfers

      During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. Limits on transfers out of the Fixed Account may apply. You can make transfers between subaccounts and changes in allocations in writing or by telephone.

How You Can Make Transfers

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we

--------------------------------------------------------------------------------

may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

      We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. If reasonable procedures are employed, neither Jefferson National nor Jefferson National Securities Corporation will be liable for following instructions which it reasonably believes to be genuine. Under certain circumstances, your statement may serve as the confirmation for transactions you made during the quarter covered by the statement.

      Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract. We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading), the DireXion Dynamic VP HY Bond Fund and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven
(7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

-----------------------------------------------------------------
                          30 Day Hold
-----------------------------------------------------------------
American Century VP      American Century VP   American Century
Balanced                 Income & Growth       VP Inflation
                                               Protection
-----------------------------------------------------------------
American Century VP      American Century VP   American Century
Large Company Value      Ultra                 VP Value
-----------------------------------------------------------------
American Century VP      American Century VP   CLS AdvisorOne
Vista                    International         Amerigo
-----------------------------------------------------------------
CLS AdvisorOne Clermont  Federated Capital     Federated High
                         Income Fund II        Income Bond Fund
                                               II
-----------------------------------------------------------------
Federated                Federated Kaufmann    Federated Market
International Equity     Fund II               Opportunity Fund
Fund II                                        II
-----------------------------------------------------------------
Legg Mason Aggressive    Legg Mason Capital    Legg Mason
Growth                   and Income            Fundamental Value
-----------------------------------------------------------------
Legg Mason High Yield    Legg Mason Large      Legg Mason
Bond                     Cap Growth            Strategic Bond
-----------------------------------------------------------------
Lord Abbett America's    Lord Abbett Growth    Rydex Absolute
Value                    and Income            Return Strategies
-----------------------------------------------------------------
Rydex Essential          Rydex Essential       Rydex Essential
Portfolio Aggressive     Portfolio             Portfolio
                         Conservative          Moderate
-----------------------------------------------------------------
Rydex Hedged Equity      Rydex Multi-Cap       Rydex Sector
                         Core Equity           Rotation
-----------------------------------------------------------------
                          60 Day Hold
-----------------------------------------------------------------
Dreyfus International    Dreyfus Small Cap     Dreyfus Socially
Value                    Stock Index           Responsible
                                               Growth
-----------------------------------------------------------------
Dreyfus Stock Index      Third Avenue Value
-----------------------------------------------------------------
                          90 Day Hold
-----------------------------------------------------------------
AllianceBernstein        Janus Aspen Balanced  Janus Aspen Forty
Growth and Income
-----------------------------------------------------------------
Janus Aspen Global       Janus Aspen Growth    Janus Aspen
Life Science             and Income            International
                                               Growth
-----------------------------------------------------------------
Janus Aspen Large Cap    Janus Aspen Mid Cap   Janus Aspen Mid
Growth                   Growth                Cap Value
-----------------------------------------------------------------
Janus Aspen Small        Janus Aspen
Company Value            Worldwide Growth
-----------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

      If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

Dollar Cost Averaging Program

      Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. Jefferson National reserves the right, at any time and without prior notice, to terminate, suspend or modify this program.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

      Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory

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agreement with your Investment Advisor to have the fees paid out of your
Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

Interest Sweep Program

      Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

Withdrawals

      The Contract permits you to withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments (subject to any restrictions of the Code). We will determine the Contract Value as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable Withdrawal Charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such Annuity Payments terminates.

      For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

      If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis. Withdrawals may be subject to income taxes, tax penalties and certain restrictions.

Suspension of Payments

      We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

      (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

      If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

      If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law;

      (2)   retirement; or

      (3)   death.

      Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

      If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

      (1)   when you attain age 59 1/2,

      (2)   when you separate from service,

      (3)   when you die,

      (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

      (5)   in the case of hardship, or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

      Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

      The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Systematic Withdrawal Plan

      Jefferson National offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. Subject to Our administrative procedures, you can instruct Jefferson National to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to

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make is limited to amounts that can be withdrawn without the withdrawal charge
(see "Charges and Deductions--Withdrawal Charge").

      Systematic withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Loans

      Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

      The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Charges and Deductions
Withdrawal Charge

      If you own a single Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a Withdrawal Charge each year beginning with the second Contract year. If you own a flexible Purchase Payment Contract, you can withdraw 10% of the Contract Value without payment of a Withdrawal Charge, but you may not make more than one free withdrawal in any calendar year. We do not impose Withdrawal Charges on withdrawals we make to pay advisory fees to Your Investment Advisor. If you terminate either Contract or make a partial withdrawal in excess of these limitations, the withdrawal may subject the value of the amount surrendered ("Amount Redeemed") to a Withdrawal Charge.

      Jefferson National will calculate the deduction for Withdrawal Charges on the amount withdrawn in excess of the 10% free withdrawal when we determine the amount to be paid ("Redemption Payment"). For flexible Purchase Payment Contracts, we will calculate the deduction for the first withdrawal in a Contract year on the amount withdrawn in excess of 10% of Contract Value. For the second or subsequent withdrawals in a Contract year, we will calculate the Withdrawal Charge on the total amount of each withdrawal.

      We do not deduct Withdrawal Charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant. We will deduct any applicable Withdrawal Charge if the number of years under an annuity option for a guaranteed period selected is less than five.

      The Withdrawal Charge will be a percentage of the Amount Redeemed, ranging from 0% to 8% depending on the type of Contract you own and the length of time the Contract has been outstanding. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will increase, even though the percentage will decline, because of the increased Contract Value. The Withdrawal Charges are:

CONTRACT         FLEXIBLE PURCHASE         SINGLE PURCHASE
YEAR             PAYMENT CONTRACT         PAYMENT CONTRACT
--------         -----------------        ----------------
1                       8%                       7%
2                       7%                       6%
3                       6%                       5%
4                       5%                       4%
5                       4%                       3%
6                       3%                       0%
7                       2%                       0%
8                       1%                       0%
Thereafter              0%                       0%

Examples

(1) If you own a single Purchase Payment Contract and make a complete withdrawal of your Individual Contract during the third Contract year:

  VALUE OF
  CONTRACT
     OR
 INDIVIDUAL
   ACCOUNT     SINGLE
   (AMOUNT     PREMIUM    WITHDRAWAL    ADMINISTRATIVE      REDEMPTION
  REDEEMED)    PAYMENT      CHARGE      FEE DEDUCTION*        PAYMENT
-----------    -------    ----------    --------------      ----------
  $11,800      $10,000    $531 (5% x         $25             $11,244
                           $10,620)

* Applicable to full withdrawals only.

(2) If you own a single Purchase Payment Contract and make a partial withdrawal of your Individual Contract during the third Contract year, assuming you request a $1,000 Redemption Payment in excess of the 10% free withdrawal amount:

    AMOUNT        AMOUNT       WITHDRAWAL        REDEMPTION
   REQUESTED     REDEEMED        CHARGE           PAYMENT
   ---------     ---------     -----------       -----------
   $1,000.00     $1,052.63     $52.63 (5%)       $1,000.00

      In order to make a Redemption Payment of $1,000 in excess of the 10% free withdrawal amount, the Amount Redeemed must be greater than the Amount Requested by the amount of the Withdrawal Charge. We calculate the Amount Redeemed by dividing (a) the Amount Requested ($1,000) by (b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The Individual Contract value will be reduced by this amount.

      If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up out of our general account assets which may include profits we derive from the mortality and expense risk fees.

Withdrawal Charge Waivers

      WAIVER OF WITHDRAWAL CHARGE FOR UNEMPLOYMENT. Once per contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of joint owners. This benefit may not be available in your state.


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      WAIVER OF WITHDRAWAL CHARGE FOR NURSING CARE CONFINEMENT. Once per
Contract year, we will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     we receive proof of confinement.

      This benefit may be used by only one person including in the case of joint owners. If the Contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

      This benefit may not be available in your state.

      WAIVER OF WITHDRAWAL CHARGE FOR TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      o This benefit may only be used one time including in the case of joint owners. If the contract is continued by a spousal beneficiary, this benefit will not be available if used by the previous owner.

      This benefit may not be available in your state.

      With respect to the unemployment, nursing care confinement and terminal illness waiver of withdrawal charge benefits, if the Contract is owned by joint owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

Administration Fee (Annual Contract Fee)

      During the Accumulation Period, Jefferson National deducts an annual contract fee on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid. Jefferson National may also assess this annual contract fee at the time the Contract Value is applied to provide Annuity Payments.

      Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of Variable Account on a pro rata basis. The fee is $20 for flexible Purchase Payment Contracts and $25 for single Purchase Payment Contracts.

Mortality and Expense Risk Charge

      Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

      Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provides the death benefits under the Contracts. These are the mortality risks.

      Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

Premium Taxes

      We may deduct any premium tax due from Purchase Payments or from Individual Contract values at the annuity commencement date or at any such other time as Jefferson National determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Reduction or Elimination of Contract Charges

      In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract and/or the average contribution. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

Other Charges

      Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

      Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its


                                                                              17
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subaccounts could have an adverse effect on the investment performance of the subaccounts.

Death Benefits

      In the event the Owner, a Joint Owner or the Annuitant (depending on your Contract) dies before Annuity Payments commence, Jefferson National will pay the Contract Value less any outstanding loans to the beneficiary named in the Contract (the "Death Benefit Amount"). We will determine the Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

      Generally, in the case of non-qualified Contracts, the distribution of the Contract Owner's interest in the Contract must be made within five years after the Contract Owner's (or Annuitant's depending on your Contract) death. If the beneficiary is an individual, in lieu of distribution within five years of the Contract Owner's (or Annuitant's depending on your Contract) death, distribution may generally be made as an annuity which begins within one year of the Contract Owner's (or Annuitant's depending on your Contract) death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Contract Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Contract Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Contract Owner, dies. If there are Joint Owners, distribution will occur when the first Owner dies, unless your Contract states the Death Benefit is payable upon death of the Annuitant.

      In the case of a qualified Contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts.

      If the Contract is owned by a non-individual then the death of the Annuitant shall be treated as the death of the Contract Owner. Additional requirements may apply to certain qualified Contracts.

      In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract.

The Annuity Period--Settlement Provisions

Electing the Annuity Period and Form of Annuity

      You select the date Annuity Payments are to commence and the annuity option. You can make changes in such elections at any time up to 30 days prior to the date Annuity Payments are to commence by sending a notice to Jefferson National. If you do not make such election, we will make payments under a lifetime annuity with 120 monthly payments certain. The value of your Individual Contract will be based upon the value in the subaccounts of the Variable Account to provide variable Annuity Payments.

      Unless otherwise required by law, the annuity date for the Contract may be the first day of any month between the Annuitant's 50th and 75th birthdays.

      You can elect to change (a) the annuity option to any of the annuity options described below, and (b) the manner in which the value of your Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa) by giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments. Once Annuity Payments begin, you cannot elect any changes.

      You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

      See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

      You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

      FIRST OPTION--INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

      SECOND OPTION--INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. If no beneficiary is designated, Jefferson National will, in accordance with the provisions of the Contract, pay in a lump sum to the Annuitant's estate the present value, as of the date of death, of the number of guaranteed Annuity Payments remaining after that date, computed on the basis of the assumed net performance rate used in determining the first monthly payment. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

      THIRD OPTION--JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at


                                                                              18
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the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

      Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

      FOURTH OPTION--INCOME FOR A PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum, or (provided the remaining amount is at least $5,000 and distribution of the value of the total accumulation is not less rapid than the rate of payment for the designated period) the amount will be payable under either of the first two options (at the beneficiary's election).

      To the extent that you select this option on a variable basis, at any time during the payment period you may elect that the remaining value:

      (1)   be paid in one sum, or

      (2) be applied to effect a lifetime annuity under one of the options (options 1, 2 or 3) described above, provided that the value is at least $5,000.

      Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the Annuity Period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

      FIFTH OPTION--INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years.

      The designated amount of each installment may not be less than $75 per year per $1,000 of Individual Contract value applied. If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum.

      If you elect this option on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first two options described above. The Contract Owner (or in case the Contract Owner does not make the election, the beneficiary) shall elect an annuity option for distribution of any amount on deposit at the date of an Annuitant's death, and the distribution will be made at least as rapidly as during the life of the Annuitant.

      SIXTH OPTION--DEFERRED INCOME (FLEXIBLE PURCHASE PAYMENT CONTRACTS ONLY). Under this option, we will make payments monthly, quarterly, semi-annually, or annually with a lump sum paid to the designated beneficiary at the Annuitant's death. Under this option the total accumulation value of the Contract will be deposited in the Fixed Account on the annuity date and payments will be equal to the net Fixed Account rate of return for the period multiplied by the amount remaining on deposit.

      Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, we will continue to make deductions for these risks from the Individual Contract values.

      Additional annuity options may be available in the case of certain contracts purchased prior to 1983, which contracts are no longer offered for sale.

      The SAI contains a further discussion of Annuity Provisions, including how annuity unit values are calculated.

Transfers During the Annuity Period

      You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

      Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During the Annuity Period

      If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. For single Purchase Payment Contracts, if no beneficiary is designated, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

Other Contract Provisions

      TEN-DAY RIGHT TO REVIEW. The Contracts provide a "10-day free look" (in some states, the period may be longer). This allows you to revoke the Contract by returning it to either a Jefferson National representative or Us within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract value, or the Purchase Payments you have made if required by state law.

      OWNERSHIP. As Owner, all benefits, rights and privileges of the Contract belong to you, but only while the Annuitant is living. You can change ownership by proper written request which you must submit with the Contract for endorsement. We will not recognize a change unless it is endorsed on the Contract. The change will then be effective on the date you signed the request subject to any action we took before the


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Contract was endorsed.

      A Qualified Contract may not be assigned. Otherwise, you can assign the Contract. No assignment is binding on us until it is filed at our home office. We assume no responsibility for the validity of any assignment. The rights of the Owner or any beneficiary are subject to the rights of any assignee of record.

      Assigning a Contract or changing the ownership of a Contract may be a taxable event.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the


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distribution over the Owner's investment in the Contract (generally, the
Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

General Matters

Distribution of Contracts

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

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--------------------------------------------------------------------------------

Legal Proceedings

      Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2006 and 2007, and for each of the three years in the period then ended December 31, 2007, and the financial statements of Jefferson National Life Annuity Account C as of December 31, 2007 and for each of the two years in the period then ended December 31, 2007 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

      Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved.

      The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

      The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors.. The following Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. Core Equity -- Series I shares

      The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related services.

AIM V.I. Global Health Care - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industry companies.

AIM V.I. Global Real Estate - Series I shares

      The fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

AIM V.I. High Yield - Series I shares

      The fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. Mid Cap Core Equity - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

      The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation (f/k/a Alger American Leveraged AllCap)

      The Fund seeks long-term capital appreciation. Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American Growth (name changing to Alger American LargeCap Growth 7/1/2008)

      The Fund seeks long-term capital appreciation. The following principal strategy is in effect through June 30, 2008: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater. Growth Portfolio is hereby providing shareholders with notice of a new name and principal strategy. Effective July 1, 2008 the Portfolio will be named the Alger American LargeCap Growth Portfolio. Rather than representing a change in the Portfolio's investment strategies, the new name and related policies will better reflect the Portfolio's current actual investment practice. From July 1, 2008, as now, the Portfolio will focus on growing companies that generally have broad product lines, markets, financial resources and depth of management. Effective July 1, 2008 under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization

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growth stocks. At December 31, 2007, the market capitalization of the companies in this index ranged from $624 million to $527.7 billion.

Alger American MidCap Growth

      The Fund seeks long-term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2007, the market capitalization of the companies in these indexes ranged from $263 million to $42 billion.

Alger American Small Cap Growth (f/k/a Alger American Small Capitalization)

      The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

      AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $800 billion in assets under management at December 31, 2007. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income

      The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century Investments VP Balanced

      The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth

      The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century Investments VP Inflation Protection

      The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Investments VP International

      The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century Investments VP Large Company Value (Class I)

      The American Century VP Large Company Value Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

American Century Investments VP Ultra(R) (Class I)

      The American Century VP Ultra Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation.

American Century Investments VP Value

      The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

American Century Investments VP Vista(SM) (Class I)

      The American Century VP Vista(SM) Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

THE DIREXION INSURANCE TRUST

      The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

      DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

      The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the

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fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (Service Shares)

      The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - Small Cap Stock Index

      The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (Initial Shares)

      The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-adviser is Mellon Capital Management. The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)

      The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

Dreyfus VIF--International Value

      The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

      Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II and the Federated Capital Income II. Capital Income II's sub-adviser is the Federated Investment Management Company. The following Investment Portfolios are available under the
Contract:

Federated Capital Income II

      The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

Federated High Income Bond II (Primary Shares)

      The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

Federated International Equity II

      The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

Federated Kaufmann II (Service Shares)

      The Federated Kaufmann Fund II seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Federated Market Opportunity II (Service Shares)

      The Federated Market Opportunity Fund II seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

JANUS ASPEN SERIES

      Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC. The following Investment Portfolios are available under your
Contract:

Janus Aspen Balanced (Institutional Shares)

      The Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

Janus Aspen Forty (Institutional Shares)

      The Janus Aspen Forty Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

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Janus Aspen Global Life Sciences (Institutional Shares)

      The Janus Aspen Global Life Sciences Portfolio seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Growth and Income (Institutional Shares)

      The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen International Growth (Institutional Shares)

      The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Large Cap Growth (Institutional Shares)

      The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Growth (Institutional Shares)

      The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Value (Institutional Shares)

      The Janus Aspen Mid Cap Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap Value Index. The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with: a low price relative to their assets, earnings, cash flow, or business franchise; products and services that give them a competitive advantage; quality balance sheets and strong management.

Janus Aspen Small Company Value (Service Shares)

      The Janus Aspen Small Company Value Portfolio seeks capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies: that have reasonably solid fundamentals; whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values.

Janus Aspen Worldwide Growth (Institutional Shares)

      The Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

      Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

Lazard Retirement International Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Lazard Retirement U.S. Small Cap Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

      o The potential to become a larger factor in the company's business sector

      o     Significant debt but high levels of free cash flow

      o A relatively short corporate history with the expectation that the business may grow

      o The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

Lazard Retirement U.S. Strategic Equity

      The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

      INVESTMENT MANAGER AND SUBADVISORS

      Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. ClearBridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.

      Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisors. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Partners Variable Aggressive Growth

      The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

      The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Legg Mason Partners Variable Fundamental Value

      The fund seeks long term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

Legg Mason Partners Variable Global High Yield Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. The fund may also invest up to 20% of its assets in equity and equity related securities and invest up to 100% of its assets in securities of foreign issuers. The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

Legg Mason Partners Variable Large Cap Growth

      The fund invests, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalization companies are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 Index. Up to 20% of the value of the fund's net assets may be invested in companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

      o     U.S. government obligations

      o     Mortgage and asset-backed securities

      o Investment and non-investment securities grade U.S. and foreign corporate debt; and

      o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

      Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the
Contract:

Lord Abbett Series Fund, Inc.--America's Value

      The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

Lord Abbett Series Fund, Inc.--Growth and Income

      The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000(R) Index, a widely used benchmark for large-cap stock performance. As of June 30, 2007, following its annual reconstitution the market capitalization range of the Russell 1000(R) Index was $1.5 billion to $472.5 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

      Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Lehman Brothers High Income Bond

      The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

Lehman Brothers Short Duration Bond

      The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment manager to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.

Neuberger Berman AMT Small-Cap Growth (Class S)

      The Fund seeks long-term capital growth. To pursue this goal, under normal market conditions, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks of small-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index.

Neuberger Berman AMT Mid-Cap Growth

      The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell Midcap(R) Index.

Neuberger Berman AMT Partners Portfolio

      The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

Neuberger Berman AMT Regency

      The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

Neuberger Berman AMT Socially Responsive

      The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy. The Fund seeks to reduce risk by investing across many different industries.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

      The Northern Lights Variable Insurance Trust is a Delaware Statutory trust offering multiple portfolios. JNF Advisors, Inc. is the investment manager for the JNF series. It retains Chicago Equity Partners as sub-advisers to manage it's funds as described below. The following funds are available under the
Contract:

JNF Chicago Equity Partners Balanced

      The JNF Chicago Equity Partners Balanced fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

      The JNF Chicago Equity Partners Equity fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond

      The Portfolio seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

      The Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

      The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset

      Seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds, an affiliated open-end investment company, except the All Asset and All Asset All Authority Funds ("Underlying Funds").

PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio

      Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

PIMCO VIT Emerging Markets Bond

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by future contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT Global Bond (Unhedged)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which my be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

PIMCO VIT High Yield

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") which may be rated below investment grade but rated at least Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Long-Term U.S. Government (Administrative Class)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities").

PIMCO VIT Low Duration (Administrative Class)

      Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIMCO VIT RealEstateRealReturn Strategy

      Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. The Portfolio may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes.

PIMCO VIT Real Return

      The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Short Term

      Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT StockPLUS(R) Total Return

      Seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Securities.

PIMCO VIT Total Return

      The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

      Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Cullen Value VCT

      The Pioneer Cullen Value VCT Portfolio seeks capital appreciation by investing primarily in equity securities of medium- and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. Secondarily, the portfolio may seek income.

Pioner Emerging Markets VCT

      The Pioneer Emerging Markets VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

Pioneer Equity Income VCT

      The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund VCT

      The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer Global High Yield VCT

      The Pioneer Global High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks of U.S. and non-U.S. issuers, including governmental and corporate issuers in emerging markets.

Pioneer High Yield VCT

      The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer International Value VCT

      The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

Pioneer Mid Cap Value VCT

      The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

Pioneer Small Cap Value VCT

      The Pioneer Small Cap Value VCT Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies.

Pioneer Strategic Income VCT

      The Pioneer Strategic Income VCT Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

      Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

Royce Capital Fund--Micro-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

Royce Capital Fund--Small-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

      Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading) This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

Rydex Absolute Return Strategies

      The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis.

Rydex Banking

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

Rydex Basic Materials

      The Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Biotechnology

      The Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Commodities Strategy

      The Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

Rydex Consumer Products

      The Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Dow 2x Strategy (f/k/a Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

Rydex OTC NASDAQ-100(R) 2x Strategy (f/k/a Dynamic OTC)

      The Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

Rydex Russell 2000(R) 2x Strategy (f/k/a Dynamic Russell 2000)

      The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the Russell 2000(R) Index (the "underlying index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis 200% of the decrease in the value of the underlying index.

Rydex S&P 500 2x Strategy (f/k/a Dynamic S&P 500)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

Rydex Strengthening Dollar 2x Strategy (f/k/a Dynamic Strengthening Dollar)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex Weakening Dollar 2x Strategy (f/k/a Dynamic Weakening Dollar)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex Electronics

      The Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Energy

      The Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

Rydex Energy Services

      The Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Essential Portfolio Aggressive

      The Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Essential Portfolio Conservative

      The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Essential Portfolio Moderate

      The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex Europe 1.25x Strategy (f/k/a Europe Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Financial Services

      The Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

Rydex Government Long Bond 1.2x Strategy (f/k/a Government Long Bond Advantage)

      The Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

Rydex Health Care

      The Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

Rydex Hedged Equity

      The Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis.

Rydex Internet

      The Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Rydex Inverse Dow 2x Strategy (f/k/a Inverse Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

Rydex Inverse Government Long Bond Strategy (f/ka Inverse Government Long Bond)

      The Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

Rydex Inverse Mid-Cap Strategy (f/k/a Inverse Mid-Cap)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse NASDAQ-100(R) Strategy (f/k/a Inverse OTC)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Inverse Russell 2000(R) Strategy (f/k/a Inverse Russell 2000)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse S&P 500 Strategy (f/k/a Inverse S&P 500)

      The Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Japan 1.25x Strategy (f/k/a Japan Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Large Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

Rydex Large Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

Rydex Leisure

      The Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Mid Cap 1.5x Strategy (f/k/a Mid-Cap Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Mid-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

Rydex Mid-Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index").

Rydex Multi-Cap Core Equity

      The Fund seeks long-term capital appreciation. It invests in a broad mix of equity securities of companies representative of the total US stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities with the small, medium, and large market capitalization segments that demonstrate value and potential for growth.

Rydex Nova

      The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

Rydex NASDAQ-100(R) Strategy (f/k/a OTC)

      The Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

Rydex Precious Metals

      The Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Real Estate

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Retailing

      The Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex Russell 2000(R) 1.5x Strategy (f/k/a Russell 2000 Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Sector Rotation

      The Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

Rydex Small-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

Rydex Small-Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

Rydex Technology

      The Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Telecommunications

      The Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Rydex Transportation

      The Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Rydex U.S. Government Money Market

      The Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Rydex Utilities

      The Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS AdvisorOne Amerigo

      The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS AdvisorOne Clermont

      The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

      Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information

      The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

Seligman Global Technology

      The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

      The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value

      The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

      Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

      The Van Eck Worldwide Absolute Return Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

Van Eck Worldwide Bond

      The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets

      The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets

      The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Real Estate

      The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

      The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage VT Opportunity

      The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

Wells Fargo Advantage VT Discovery

      The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The largest capitalization was $16.5 billion as of June 30, 2006, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

APPENDIX B -- CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.


                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
Basic Value Fund (a)
--------------------
Beginning AUV                 $1.658    $1.483    $1.421    $1.295    $1.000    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.664    $1.658    $1.483    $1.421    $1.295    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       0.36%    11.80%     4.36%     9.73%    29.50%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          81,074    61,000    50,990    56,762    19,744    N/A        N/A       N/A       N/A       N/A

Core Equity Fund (b)
--------------------
Beginning AUV                $10.890   $10.044    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.656   $10.890    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       7.03%     8.42%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           6,556     5,352    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Financial Services Fund (c)
---------------------------
Beginning AUV                 $1.366    $1.185    $1.130    $1.050    $0.819     $0.971    $1.008    N/A       N/A       N/A
Ending AUV                    $1.052    $1.366    $1.185    $1.130    $1.050     $0.819    $0.971    N/A       N/A       N/A

Percentage change in AUV     -22.99%    15.27%     4.87%     7.62%    28.21%    -15.65%    -3.67%    N/A       N/A       N/A

Ending number of AUs           4,998     1,221     1,611     1,794     5,872      5,291       544    N/A       N/A       N/A

Global Health Care Fund (c)
---------------------------
Beginning AUV                 $1.153    $1.106    $1.033    $0.970    $0.767     $1.025    $1.005    N/A       N/A       N/A
Ending AUV                    $1.276    $1.153    $1.106    $1.033    $0.970     $0.767    $1.025    N/A       N/A       N/A

Percentage change in AUV      10.67%     4.25%     7.07%     6.49%    26.47%    -25.17%     1.99%    N/A       N/A       N/A

Ending number of AUs          58,008    99,095   118,222   161,637    82,572     30,657     4,861    N/A       N/A       N/A

Global Real Estate Fund (c)
---------------------------
Beginning AUV                 $3.168    $2.244    $1.984    $1.467    $1.068     $1.014    $1.003    N/A       N/A       N/A
Ending AUV                    $2.963    $3.168    $2.244    $1.984    $1.467     $1.068    $1.014    N/A       N/A       N/A

Percentage change in AUV      -6.47%    41.18%    13.10%    35.24%    37.36%      5.33%     1.10%    N/A       N/A       N/A

Ending number of AUs         453,504   616,348   428,835   316,479   137,497     83,537         0    N/A       N/A       N/A

High Yield Fund (o)
-------------------
Beginning AUV                $12.038   $10.980   $10.797    $9.966    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.066   $12.038   $10.980   $10.797    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       0.23%     9.64%     1.69%     8.34%    N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs           4,385     3,965     4,194     2,990    N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (CONTINUED)
Mid Cap Core Equity Fund (a)
----------------------------
Beginning AUV                 $1.632    $1.485    $1.398    $1.244    $0.996    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.766    $1.632    $1.485    $1.398    $1.244    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       8.21%     9.90%     6.22%    12.38%    24.90%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          21,658    17,560    11,394     8,909     2,324    N/A        N/A       N/A       N/A       N/A

Technology Fund  (c)
--------------------
Beginning AUV                 $0.630    $0.576    $0.569    $0.549    $0.382     $0.726    $1.025    N/A       N/A       N/A
Ending AUV                    $0.671    $0.630    $0.576    $0.569    $0.549     $0.382    $0.726    N/A       N/A       N/A

Percentage change in AUV       6.51%     9.38%     1.23%     3.64%    43.72%    -47.38%   -29.17%    N/A       N/A       N/A

Ending number of AUs          40,228   124,993    19,691   106,480    33,386        544         0    N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Growth Portfolio
----------------
Beginning AUV                 $1.844    $1.771    $1.597    $1.528    $1.142     $1.722    $1.972    $2.338    $1.765    $1.204
Ending AUV                    $2.189    $1.844    $1.771    $1.597    $1.528     $1.142    $1.722    $1.972    $2.338    $1.765

Percentage change in AUV      18.71%     4.12%    10.90%     4.52%    33.80%    -33.68%   -12.68%   -15.64%    32.41%    46.60%

Ending number of AUs         690,985   678,620   824,867   954,458 1,063,276  1,197,574 1,752,801 1,625,583 1,184,056   335,852

Capital Appreciation Portfolio
------------------------------
Beginning AUV                 $3.958    $3.352    $2.958    $2.762    $2.071     $3.165    $3.802    $5.109    $2.898    $1.855
Ending AUV                    $5.233    $3.958    $3.352    $2.958    $2.762     $2.071    $3.165    $3.802    $5.109    $2.898

Percentage change in AUV      32.21%    18.08%    13.32%     7.10%    33.37%    -34.57%   -16.75%   -25.58%    76.29%    56.26%

Ending number of AUs         547,403   503,811   621,561   826,062 1,038,001  1,321,634 1,652,034 1,598,002 1,092,626   479,432

MidCap Growth Portfolio
-----------------------
Beginning AUV                 $2.736    $2.509    $2.307    $2.062    $1.409     $2.020    $2.183    $2.019    $1.547    $1.199
Ending AUV                    $3.563    $2.736    $2.509    $2.307    $2.062     $1.409    $2.020    $2.183    $2.019    $1.547

Percentage change in AUV      30.23%     9.05%     8.76%    11.88%    46.34%    -30.25%    -7.47%     8.11%    30.54%    29.00%

Ending number of AUs         361,385   352,932   468,148   538,400   576,759    446,395   410,608   303,861   107,741    85,729

Small Cap Growth Portfolio
--------------------------
Beginning AUV                 $1.854    $1.561    $1.349    $1.168    $0.829     $1.135    $1.627    $2.257    $1.590    $1.390
Ending AUV                    $2.152    $1.854    $1.561    $1.349    $1.168     $0.829    $1.135    $1.627    $2.257    $1.590

Percentage change in AUV      16.07%    18.77%    15.72%    15.50%    40.89%    -26.96%   -30.24%   -27.91%    41.99%    14.38%

Ending number of AUs       1,146,592 1,175,860 1,250,603 1,088,098 1,090,232  1,081,268 1,407,153 1,518,472 1,477,791 1,509,932

------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (i)
Growth and Income Portfolio
---------------------------
Beginning AUV                 $1.384    $1.192    $1.148    $1.040    $0.793     $1.027    $1.005    N/A       N/A       N/A
Ending AUV                    $1.440    $1.384    $1.192    $1.148    $1.040     $0.793    $1.027    N/A       N/A       N/A

Percentage change in AUV       4.05%    16.11%     3.83%    10.38%    31.15%    -22.78%     2.19%    N/A       N/A       N/A

Ending number of AUs           9,770     4,672     5,568    18,475     6,010        979     7,334    N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (q)
--------------------
Beginning AUV                $11.534   $10.627   $10.042    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.982   $11.534   $10.627    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       3.88%     8.53%     5.83%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs           1,898       164       120    N/A       N/A       N/A        N/A       N/A       N/A       N/A

VP Income & Growth Fund (m)
---------------------------
Beginning AUV                 $1.398    $1.206    $1.164    $1.041    $0.812     $1.018    $1.122    $1.268    $1.085    $1.000
Ending AUV                    $1.383    $1.398    $1.206    $1.164    $1.041     $0.812    $1.018    $1.122    $1.268    $1.085

Percentage change in AUV      -1.07%    15.92%     3.61%    11.82%    28.20%    -20.24%    -9.27%   -11.48%    16.85%     8.48%

Ending number of AUs         104,094    70,995    93,520   121,254   217,674    134,358   227,081   285,708   180,072    91,593

VP Inflation Protection Fund (o)
--------------------------------
Beginning AUV                $10.700   $10.640   $10.582   $10.044    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.600   $10.700   $10.640   $10.582    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       8.41%     0.56%     0.55%     5.36%    N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs             139       112        72         0    N/A       N/A        N/A       N/A       N/A       N/A

VP International Fund
---------------------
Beginning AUV                 $1.854    $1.498    $1.336    $1.174    $0.953     $1.208    $1.723    $2.093    $1.289    $1.096
Ending AUV                    $2.167    $1.854    $1.498    $1.336    $1.174     $0.953    $1.208    $1.723    $2.093    $1.289

Percentage change in AUV      16.88%    23.77%    12.13%    13.80%    23.19%    -21.11%   -29.89%   -17.67%    62.41%    17.58%

Ending number of AUs         586,533   514,011   430,511   264,337   340,277    217,435   178,676   149,696   148,279   105,233

VP Large Company Value Fund (f)
-------------------------------
Beginning AUV                $10.037    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $9.394    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -6.41%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs               0    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

VP Ultra Fund (f)
-----------------
Beginning AUV                $10.019    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.560    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      15.38%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs               0    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

VP Value Fund
-------------
Beginning AUV                 $2.499    $2.127    $2.045    $1.807    $1.415     $1.636    $1.465    $1.252    $1.276    $1.229
Ending AUV                    $2.347    $2.499    $2.127    $2.045    $1.807     $1.415    $1.636    $1.465    $1.252    $1.276

Percentage change in AUV      -6.08%    17.49%     4.01%    13.17%    27.70%    -13.51%    11.67%    17.00%    -1.84%     3.77%

Ending number of AUs         435,147   483,113   538,015   598,220   559,711    667,068   621,519   300,917   300,067   111,175

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (continued):
VP Vista Fund (f)
-----------------
Beginning AUV                 $9.971    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.395    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      24.31%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs          39,716    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST
Dynamic VP HY Bond Fund (q)
---------------------------
Beginning AUV                $10.998   $10.459   $10.056    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.696   $10.998   $10.459    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -2.75%     5.15%     4.01%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0         0    N/A       N/A       N/A        N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus Small Cap Stock Index Portfolio (q)
Beginning AUV                $13.053   $11.523   $10.131    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.838   $13.053   $11.523    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -1.65%    13.28%    13.74%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs           1,131     1,515       578    N/A       N/A       N/A        N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                 $2.048    $1.894    $1.846    $1.756    $1.408     $2.001    $2.610    $2.964    $2.301    $1.796
Ending AUV                    $2.185    $2.048    $1.894    $1.846    $1.756     $1.408    $2.001    $2.610    $2.964    $2.301

Percentage change in AUV       6.69%     8.13%     2.60%     5.13%    24.72%    -29.64%   -23.33%   -11.93%    28.79%    28.09%

Ending number of AUs       1,196,163 1,237,890 1,422,654 1,705,117 1,701,704  1,648,448 1,925,972 1,946,033 1,607,964   802,406
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND:
Beginning AUV                 $2.781    $2.432    $2.346    $2.142    $1.686     $2.193    $2.522    $2.808    $2.352    $1.853
Ending AUV                    $2.898    $2.781    $2.432    $2.346    $2.142     $1.686    $2.193    $2.522    $2.808    $2.352

Percentage change in AUV       4.21%    14.35%     3.67%     9.52%    27.05%    -23.12%   -13.05%   -10.20%    19.40%    26.94%

Ending number of AUs       3,772,048 4,409,186 4,901,114 5,281,900 5,750,564  6,282,169 8,337,240 8,840,618 8,745,043 5,996,870
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio (m)
---------------------------------
Beginning AUV                 $1.835    $1.512    $1.365    $1.148    $0.851     $0.979    $1.139    $1.195    $0.944    $1.000
Ending AUV                    $1.892    $1.835    $1.512    $1.365    $1.148     $0.851    $0.979    $1.139    $1.195    $0.944

Percentage change in AUV       3.11%    21.36%    10.77%    18.90%    34.90%    -13.07%   -14.05%    -4.68%    26.55%    -5.58%

Ending number of AUs         151,243   180,711   248,094   212,668   164,785     87,174    52,695    34,328     5,892         0

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV                 $1.607    $1.404    $1.334    $1.226    $1.026     $1.363    $1.595    $1.770    $1.758    $1.558
Ending AUV                    $1.655    $1.607    $1.404    $1.334    $1.226     $1.026    $1.363    $1.595    $1.770    $1.758

Percentage change in AUV       2.99%    14.46%     5.25%     8.81%    19.49%    -24.72%   -14.55%    -9.88%     0.68%    12.82%

Ending number of AUs         119,762   205,705   252,835   258,865   260,608    275,084   317,990   316,840   417,936   428,133

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (continued):
High Income Bond Fund II
------------------------
Beginning AUV                 $1.881    $1.714    $1.687    $1.542    $1.275     $1.270    $1.265    $1.405    $1.387    $1.364
Ending AUV                    $1.926    $1.881    $1.714    $1.687    $1.542     $1.275    $1.270    $1.265    $1.405    $1.387

Percentage change in AUV       2.39%     9.74%     1.60%     9.40%    20.94%      0.39%     0.40%    -9.96%     1.29%     1.68%

Ending number of AUs         219,210   193,154   169,372   206,847   256,317    280,937   454,854   410,607   521,675   402,613

International Equity Fund II
----------------------------
Beginning AUV                 $2.098    $1.782    $1.650    $1.461    $1.119     $1.464    $2.095    $2.734    $1.494    $1.201
Ending AUV                    $2.275    $2.098    $1.782    $1.650    $1.461     $1.119    $1.464    $2.095    $2.734    $1.494

Percentage change in AUV       8.44%    17.73%     8.00%    12.94%    30.56%    -23.57%   -30.12%   -23.38%    83.05%    24.33%

Ending number of AUs          86,849    66,388   105,082    92,191   224,295    144,534   232,182   227,718   158,076   153,805

Kaufmann Fund II (j)
--------------------
Beginning AUV                $10.525    $9.935    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.569   $10.525    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      19.42%     5.94%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          22,946         3    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Market Opportunity Fund II (j)
------------------------------
Beginning AUV                $10.148   $10.009    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $9.897   $10.148    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -2.47%     1.39%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs              86         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
Balanced Portfolio (f)
----------------------
Beginning AUV                 $9.993    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.419    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       4.26%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          29,663    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Forty Portfolio (f)
-------------------
Beginning AUV                $10.000    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.710    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      27.10%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          37,241    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Global Life Sciences Portfolio (f)
----------------------------------
Beginning AUV                $10.009    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.898    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       8.88%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             196    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (continued):
Growth and Income Portfolio (n)
-------------------------------
Beginning AUV                 $1.623    $1.517    $1.364    $1.230    $1.023    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.747    $1.623    $1.517    $1.364    $1.230    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       7.64%     6.99%    11.22%    10.89%    20.23%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs         506,275   442,634   385,513   445,636   453,889    N/A        N/A       N/A       N/A       N/A

International Growth Portfolio (n)
----------------------------------
Beginning AUV                 $3.252    $2.234    $1.706    $1.448    $1.014    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $4.131    $3.252    $2.234    $1.706    $1.448    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      27.03%    45.57%    30.95%    17.82%    42.80%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs         829,229   743,252   272,046   114,975    27,998    N/A        N/A       N/A       N/A       N/A

Large Cap Growth Portfolio
--------------------------
Beginning AUV                 $2.250    $2.040    $1.976    $1.909    $1.464     $2.013    $2.701    $3.193    $2.240    $1.668
Ending AUV                    $2.564    $2.250    $2.040    $1.976    $1.909     $1.464    $2.013    $2.701    $3.193    $2.240

Percentage change in AUV      13.96%    10.29%     3.24%     3.51%    30.40%    -27.27%   -25.47%   -15.40%    42.55%    34.31%

Ending number of AUs       2,097,253 2,296,613 2,552,769 2,989,380 3,283,713  3,348,500 4,139,585 4,537,896 3,595,530 1,722,621

Mid Cap Growth Portfolio
------------------------
Beginning AUV                 $2.591    $2.304    $2.072    $1.733    $1.296     $1.816    $3.030    $4.489    $2.011    $1.513
Ending AUV                    $3.131    $2.591    $2.304    $2.072    $1.733     $1.296    $1.816    $3.030    $4.489    $2.011

Percentage change in AUV      20.84%    12.46%    11.20%    19.56%    33.72%    -28.63%   -40.07%   -32.49%   123.17%    32.92%

Ending number of AUs       2,144,085 2,278,041 2,576,245 3,091,726 3,246,648  3,593,852 4,023,856 3,896,189 2,363,771 1,484,765

Mid Cap Value Portfolio (f)
---------------------------
Beginning AUV                $10.005    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $9.931    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -0.74%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             227    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Small Company Value Portfolio (f)
---------------------------------
Beginning AUV                $10.019    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $8.927    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -10.90%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           1,225    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Worldwide Growth Portfolio
--------------------------
Beginning AUV                 $2.879    $2.460    $2.347    $2.262    $1.843     $2.499    $3.254    $3.898    $2.394    $1.876
Ending AUV                    $3.125    $2.879    $2.460    $2.347    $2.262     $1.843    $2.499    $3.254    $3.898    $2.394

Percentage change in AUV       8.54%    17.03%     4.81%     3.76%    22.73%    -26.25%   -23.20%   -16.52%    62.82%    27.64%

Ending number of AUs       3,255,167 3,369,801 3,973,961 4,822,438 5,528,028  6,526,170 8,496,431 9,424,505 8,203,823 6,332,820

                               2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC. :
Emerging Markets Equity Portfolio (o)
-------------------------------------
Beginning AUV                $22.751   $17.684   $12.687    $9.817    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $30.025   $22.751   $17.684   $12.687    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      31.97%    28.65%    39.39%    29.24%    N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs          56,366    27,459    23,983     2,978    N/A       N/A        N/A       N/A       N/A       N/A

International Equity Portfolio (o)
----------------------------------
Beginning AUV                $15.048   $12.404   $11.323    $9.932    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $16.504   $15.048   $12.404   $11.323    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       9.68%    21.32%     9.55%    14.01%    N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs           8,263     4,571     6,076       342    N/A       N/A        N/A       N/A       N/A       N/A

U.S. Small Cap Equity Portfolio
-------------------------------
Beginning AUV                 $1.872    $1.629    $1.582    $1.391    $1.024     $1.256    $1.070    $0.893    $0.858    $1.000
Ending AUV                    $1.720    $1.872    $1.629    $1.582    $1.391     $1.024    $1.256    $1.070    $0.893    $0.858

Percentage change in AUV      -8.12%    14.92%     2.97%    13.73%    35.84%    -18.47%    17.38%    19.87%     4.08%   -14.23%

Ending number of AUs         148,030   200,952   211,292   340,572   289,465    302,501   124,850    10,017        44     4,307

US Strategic Equity Portfolio (m)
---------------------------------
Beginning AUV                 $1.377    $1.184    $1.157    $1.045    $0.851     $1.027    $1.121    $1.133    $1.058    $1.000
Ending AUV                    $1.350    $1.377    $1.184    $1.157    $1.045     $0.851    $1.027    $1.121    $1.133    $1.058

Percentage change in AUV      -1.96%    16.30%     2.33%    10.72%    22.80%    -17.14%    -8.39%    -1.07%     7.09%     5.81%

Ending number of AUs          61,357    51,857    54,672    78,056    39,514     37,445    46,069    17,246     1,022         0

------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Aggressive Growth Portfolio (e)
-------------------------------
Beginning AUV                 $9.899    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $9.583    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -3.19%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs             535    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Capital and Income Portfolio (e)
--------------------------------
Beginning AUV                 $9.952    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.039    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       0.87%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs             332    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Fundamental Value Portfolio (e)
-------------------------------
Beginning AUV                 $9.903    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $9.523    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -3.84%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs             604    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

                               2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (continued):
Large Cap Growth Portfolio (e)
------------------------------
Beginning AUV                 $9.896    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $9.948    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       0.53%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs             181    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Global High Yield Bond Portfolio (q)
------------------------------------
Beginning AUV                $11.589   $10.580   $10.010    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.466   $11.589   $10.580    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -1.06%     9.54%     5.69%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs               0         0         0    N/A       N/A       N/A        N/A       N/A       N/A       N/A


Strategic Bond Portfolio (o)
----------------------------
Beginning AUV                $11.226   $10.796   $10.642    $9.999    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.336   $11.226   $10.796   $10.642    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       0.98%     3.98%     1.45%     6.43%    N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs           2,556     1,957     1,383         0    N/A       N/A        N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :
America's Value Portfolio  (a)
-------------------------  ---
Beginning AUV                 $1.646    $1.451    $1.412    $1.225    $1.000    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.681    $1.646    $1.451    $1.412    $1.225    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       2.13%    13.44%     2.76%    15.27%    22.50%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs         192,920   137,892   116,935    59,337    19,215    N/A        N/A       N/A       N/A       N/A

Growth and Income Portfolio (m)
-------------------------------
Beginning AUV                 $1.717    $1.479    $1.447    $1.297    $1.000     $1.232    $1.335    $1.164    $1.007    $1.000
Ending AUV                    $1.758    $1.717    $1.479    $1.447    $1.297     $1.000    $1.232    $1.335    $1.164    $1.007

Percentage change in AUV       2.39%    16.09%     2.21%    11.57%    29.70%    -18.83%    -7.72%    14.67%    15.58%     0.73%

Ending number of AUs         575,782   740,603   779,888   902,784   796,709    675,787   314,294    38,899    13,117    13,870

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
Lehman Brothers High Income Bond Portfolio (q)
----------------------------------------------
Beginning AUV                $11.012   $10.350    $9.999    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.018   $11.012   $10.350    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       0.05%     6.40%     3.51%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs              17         4         0    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Lehman Brothers Short Duration Bond Portfolio
---------------------------------------------
Beginning AUV                 $1.352    $1.310    $1.305    $1.308    $1.290     $1.237    $1.148    $1.086    $1.081    $1.046
Ending AUV                    $1.402    $1.352    $1.310    $1.305    $1.308     $1.290    $1.237    $1.148    $1.086    $1.081

Percentage change in AUV       3.70%     3.21%     0.38%    -0.23%     1.40%      4.28%     7.75%     5.70%     0.47%     3.35%

Ending Number of AUs         104,310   125,372    89,199   105,131   116,039     96,604    63,120   449,909    79,074   225,717

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (continued):
Small Cap Growth (s)
--------------------
Beginning AUV                 $1.479    $1.419    $1.393    $1.257    $1.004    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.471    $1.479    $1.419    $1.393    $1.257    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -0.54%     4.23%     1.87%    10.82%    25.20%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          11,295     4,916     5,081    11,023     2,203    N/A        N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

Mid Cap Growth Portfolio (c)
----------------------------
Beginning AUV                 $1.128    $0.993    $0.882    $0.766    $0.604     $0.863    $1.008    N/A       N/A       N/A
Ending AUV                    $1.368    $1.128    $0.993    $0.882    $0.766     $0.604    $0.863    N/A       N/A       N/A

Percentage change in AUV      21.28%    13.60%    12.59%    15.14%    26.82%    -30.01%   -14.38%    N/A       N/A       N/A

Ending number of AUs          77,125    46,251    41,318    20,003       761        806         0    N/A       N/A       N/A

Partners Portfolio
------------------
Beginning AUV                 $2.009    $1.808    $1.547    $1.313    $0.982     $1.307    $1.359    $1.363    $1.283    $1.243
Ending AUV                    $2.175    $2.009    $1.808    $1.547    $1.313     $0.982    $1.307    $1.359    $1.363    $1.283

Percentage change in AUV       8.26%    11.12%    16.87%    17.82%    33.71%    -24.87%    -3.83%    -0.33%     6.30%     3.17%

Ending number of AUs         225,318   259,176   302,114   222,410   212,337    228,992   427,900   413,116   422,449   336,371

Regency Portfolio (a)
---------------------
Beginning AUV                 $1.932    $1.755    $1.583    $1.307    $1.001    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.976    $1.932    $1.755    $1.583    $1.307    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       2.28%    10.09%    10.87%    21.12%    30.57%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          63,389    88,309    87,272    58,081     9,831    N/A        N/A       N/A       N/A       N/A

Socially Responsive Portfolio (o)
---------------------------------
Beginning AUV                $13.488   $11.982   $11.325   $10.015    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $14.370   $13.488   $11.982   $11.325    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       6.54%    12.57%     5.80%    13.08%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             277       333       897       128    N/A       N/A        N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (f)
--------------------------
Beginning AUV                $10.028    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $9.814    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -2.13%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs       1,075,299    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

JNF Equity Portfolio - Non Qualified (f)
----------------------------------------
Beginning AUV                $10.013    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $8.987    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -10.25%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs      10,378,344    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST (continued):
JNF Equity Portfolio - Qualified (f)
------------------------------------
Beginning AUV                $10.013    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $8.987    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -10.25%    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs         264,479    N/A       N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (h)
-----------------------
Beginning AUV                $10.411    $9.973    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.165   $10.411    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       7.24%     4.39%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0       284    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

CommodityRealReturn Strategy Portfolio (h)
------------------------------------------
Beginning AUV                 $9.541   $10.105    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.641    $9.541    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      22.01%    -5.58%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             201     1,445    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Emerging Markets Bond Portfolio (h)
-----------------------------------
Beginning AUV                $10.761    $9.978    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.272   $10.761    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       4.75%     7.85%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             752         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (h)
-------------------------------------------
Beginning AUV                $10.261   $10.010    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.527   $10.261    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       2.59%     2.51%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               3         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Global Bond Unhedged Portfolio (h)
----------------------------------
Beginning AUV                $10.189   $10.000    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.068   $10.189    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       8.63%     1.89%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs              43        43    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

High Yield Portfolio (h)
------------------------
Beginning AUV                $10.558    $9.989    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.818   $10.558    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       2.46%     5.70%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             347       785    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST (continued):
Long Term US Government Portfolio (j)
-------------------------------------
Beginning AUV                 $9.925   $10.047    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.785    $9.925    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       8.66%    -1.21%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           4,791         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Low Duration Portfolio (j)
--------------------------
Beginning AUV                $10.036   $10.011    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.668   $10.036    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       6.30%     0.25%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A


RealEstateRealReturn Strategy Portfolio (h)
-------------------------------------------
Beginning AUV                $11.884    $9.823    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.275   $11.884    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -13.54%    20.98%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           8,965         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Real Return Portfolio (a)
-------------------------
Beginning AUV                 $1.146    $1.149    $1.137    $1.054    $1.004    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.255    $1.146    $1.149    $1.137    $1.054    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       9.51%    -0.26%     1.06%     7.87%     4.98%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs         177,662   144,542   142,050   134,483     2,745    N/A        N/A       N/A       N/A       N/A

Short Term Portfolio (o)
------------------------
Beginning AUV                $10.518   $10.188   $10.038   $10.000    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.881   $10.518   $10.188   $10.038    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       3.45%     3.24%     1.49%     0.38%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          12,021     7,846     8,639     2,585    N/A       N/A        N/A       N/A       N/A       N/A

StockPLUS(R) Total Return Portfolio (h)
---------------------------------------
Beginning AUV                $10.961    $9.904    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.890   $10.961    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       8.48%    10.67%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs              18         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Total Return Portfolio (a)
--------------------------
Beginning AUV                 $1.098    $1.068    $1.053    $1.014    $1.001    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.182    $1.098    $1.068    $1.053    $1.014    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       7.65%     2.81%     1.42%     3.85%     1.30%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs         275,940   166,888   117,575    76,696     5,344    N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
Cullen Value Portfolio (j)
--------------------------
Beginning AUV                $10.338    $9.935    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.889   $10.338    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       5.33%     4.06%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               1         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Emerging Markets Portfolio (j)
------------------------------
Beginning AUV                $11.151   $10.036    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $15.726   $11.151    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      41.03%    11.11%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          49,559     5,385    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Equity Income Portfolio  (k)
----------------------------
Beginning AUV                 $1.342    $1.110    $1.063    $0.925    $0.764     $0.919    $0.986    N/A       N/A       N/A
Ending AUV                    $1.336    $1.342    $1.110    $1.063    $0.925     $0.764    $0.919    N/A       N/A       N/A

Percentage change in AUV      -0.45%    20.90%     4.42%    14.92%    21.07%    -16.87%    -6.80%    N/A       N/A       N/A

Ending number of AUs         264,742   168,806   126,460   125,467   266,825    180,822   307,554    N/A       N/A       N/A


Fund Portfolio (k)
------------------
Beginning AUV                 $1.141    $0.990    $0.944    $0.860    $0.704     $0.880    $0.984    N/A       N/A       N/A
Ending AUV                    $1.184    $1.141    $0.990    $0.944    $0.860     $0.704    $0.880    N/A       N/A       N/A

Percentage change in AUV       3.77%    15.25%     4.87%     9.77%    22.16%    -20.00%   -10.57%    N/A       N/A       N/A

Ending number of AUs          15,716    18,220    83,102    87,167   108,242     97,229    88,332    N/A       N/A       N/A

Global High Yield Portfolio (j)
-------------------------------
Beginning AUV                $10.250   $10.012    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.364   $10.250    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       1.11%     2.38%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

High Yield Portfolio (q)
------------------------
Beginning AUV                $11.223   $10.473   $10.003    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.733   $11.223   $10.473    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       4.54%     7.16%     4.70%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs           7,746     5,161     2,891    N/A       N/A       N/A        N/A       N/A       N/A       N/A

International Value Portfolio (j)
---------------------------------
Beginning AUV                $10.541   $10.012    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.817   $10.541    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      12.11%     5.28%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           1,840        45    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (continued):
Mid Cap Value Portfolio (q)
---------------------------
Beginning AUV                $12.153   $10.934   $10.058    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.675   $12.153   $10.934    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       4.30%    11.15%     8.71%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs             924       125         0    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Small Cap Value Portfolio (j)
-----------------------------
Beginning AUV                $10.297    $9.843    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $9.462   $10.297    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -8.11%     4.61%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Strategic Income Portfolio (j)
------------------------------
Beginning AUV                $10.104   $10.020    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.620   $10.104    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       5.11%     0.84%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
Micro-Cap Portfolio (a)
-----------------------
Beginning AUV                 $2.209    $1.843    $1.668    $1.480    $1.005    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $2.274    $2.209    $1.843    $1.668    $1.480    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       2.94%    19.86%    10.49%    12.70%    47.26%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs         309,087   301,275   163,609   246,602   112,213    N/A        N/A       N/A       N/A       N/A

Small-Cap Portfolio (a)
-----------------------
Beginning AUV                 $2.125    $1.857    $1.728    $1.397    $0.998    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $2.059    $2.125    $1.857    $1.728    $1.397    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -3.11%    14.43%     7.47%    23.69%    39.98%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs         221,371   245,742   344,285   324,574    98,796    N/A        N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (q)
-------------------------------
Beginning AUV                $12.565   $11.297   $10.041    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $14.152   $12.565   $11.297    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      12.63%    11.22%    12.51%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             146       146        19    N/A       N/A       N/A        N/A       N/A       N/A       N/A

CLS AdvisorOne Clermont Fund (q)
--------------------------------
Beginning AUV                $11.325   $10.555   $10.028    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.910   $11.325   $10.555    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       5.17%     7.30%     5.26%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0         0    N/A       N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Absolute Return Strategies Fund (l)
-----------------------------------
Beginning AUV                $10.338    $9.996    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.628   $10.338    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       2.81%     3.42%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs              71     6,194    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Banking Fund (o)
----------------
Beginning AUV                $12.308   $11.174   $11.607   $10.096    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $8.885   $12.308   $11.174   $11.607    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -27.81%    10.15%    -3.73%    14.97%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           3,089       961       455        19    N/A       N/A        N/A       N/A       N/A       N/A

Basic Materials Fund (o)
------------------------
Beginning AUV                $15.466   $12.773   $12.401    $9.969    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $20.512   $15.466   $12.773   $12.401    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      32.63%    21.08%     3.00%    24.40%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          23,277     6,631     1,782         0    N/A       N/A        N/A       N/A       N/A       N/A

Biotechnology Fund (o)
----------------------
Beginning AUV                 $9.727   $10.162    $9.275    $9.796    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.054    $9.727   $10.162    $9.275    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       3.36%    -4.28%     9.56%    -5.32%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           2,531     2,774     2,876       560    N/A       N/A        N/A       N/A       N/A       N/A

Commodities Strategy Fund (d)
-----------------------------
Beginning AUV                 $7.841    $9.643   $10.048    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.170    $7.841    $9.643    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      29.70%   -18.69%    -4.03%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           1,270     1,063         0    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Consumer Products Fund (o)
--------------------------
Beginning AUV                $11.959   $10.286   $10.431   $10.097    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $13.151   $11.959   $10.286   $10.431    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       9.97%    16.26%    -1.39%     3.31%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           2,009     7,098     2,396       334    N/A       N/A        N/A       N/A       N/A       N/A

Dow 2X Strategy Fund (p)
------------------------
Beginning AUV                $13.610   $10.530   $11.057    $9.918    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $14.572   $13.610   $10.530   $11.057    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       7.07%    29.25%    -4.77%    11.48%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           3,174     1,821     4,336         0    N/A       N/A        N/A       N/A       N/A       N/A

Electronics Fund (o)
--------------------
Beginning AUV                 $9.519    $9.382    $9.122    $9.741    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $9.189    $9.519    $9.382    $9.122    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -3.47%     1.46%     2.85%    -6.35%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           6,235     1,288       655         0    N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Energy Fund (o)
---------------
Beginning AUV                $18.435   $16.636   $12.128   $10.225    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $24.313   $18.435   $16.636   $12.128    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      31.89%    10.81%    37.17%    18.61%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          35,161    30,679    51,941    14,737    N/A       N/A        N/A       N/A       N/A       N/A

Energy Services Fund (o)
------------------------
Beginning AUV                $19.550   $17.793   $12.118   $10.174    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $26.535   $19.550   $17.793   $12.118    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      35.73%     9.87%    46.83%    19.11%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          58,601    30,969    31,146     3,248    N/A       N/A        N/A       N/A       N/A       N/A

Essential Portfolio Aggressive Fund (j)
---------------------------------------
Beginning AUV                $10.281    $9.908    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.859   $10.281    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       5.62%     3.76%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Essential Portfolio Conservative Fund (j)
-----------------------------------------
Beginning AUV                $10.122    $9.984    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.667   $10.122    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       5.38%     1.38%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Essential Portfolio Moderate Fund (j)
-------------------------------------
Beginning AUV                $10.269    $9.952    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.833   $10.269    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       5.49%     3.19%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Europe 1.25X Strategy Fund (o)
------------------------------
Beginning AUV                $16.297   $12.710   $12.070   $10.113    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $18.242   $16.297   $12.710   $12.070    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      11.93%    28.22%     5.30%    19.35%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           4,997     2,533     2,398         6    N/A       N/A        N/A       N/A       N/A       N/A

Financial Services Fund (o)
---------------------------
Beginning AUV                $13.604   $11.771   $11.500   $10.048    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.935   $13.604   $11.771   $11.500    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -19.62%    15.57%     2.36%    14.45%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs              47        16       219        75    N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Government Long Bond 1.2X Strategy Fund (a)
-------------------------------------------
Beginning AUV                 $1.064    $1.110    $1.041    $0.969    $0.998    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.156    $1.064    $1.110    $1.041    $0.969    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       8.65%    -4.14%     6.63%     7.43%    -2.91%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          83,626    61,972    56,353     1,565         0    N/A        N/A       N/A       N/A       N/A

Health Care Fund (o)
--------------------
Beginning AUV                $11.498   $11.049   $10.086   $10.066    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.069   $11.498   $11.049   $10.086    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       4.97%     4.06%     9.55%     0.20%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           9,387     9,088     1,654     1,414    N/A       N/A        N/A       N/A       N/A       N/A

Hedged Equity Fund (l)
----------------------
Beginning AUV                $10.314    $9.996    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.533   $10.314    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       2.12%     3.18%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Internet Fund (o)
-----------------
Beginning AUV                $11.898   $10.955   $11.219    $9.793    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $13.003   $11.898   $10.955   $11.219    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       9.29%     8.61%    -2.35%    14.56%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0       378         0    N/A       N/A        N/A       N/A       N/A       N/A

Inverse Dow 2X Strategy Fund (p)
--------------------------------
Beginning AUV                 $6.801    $8.780    $8.726   $10.077    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $6.127    $6.801    $8.780    $8.726    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -9.91%   -22.54%     0.62%   -13.41%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             291       581       692         0    N/A       N/A        N/A       N/A       N/A       N/A

Inverse Government Long Bond Strategy Fund (a)
----------------------------------------------
Beginning AUV                 $0.876    $0.818    $0.872    $0.986    $1.000    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $0.828    $0.876    $0.818    $0.872    $0.986    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -5.48%     7.09%    -6.19%   -11.56%    -1.40%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           2,681     4,152     4,905    31,110       886    N/A        N/A       N/A       N/A       N/A

Inverse Mid-Cap Strategy Fund (p)
---------------------------------
Beginning AUV                 $7.582    $7.963    $8.757    $9.942    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $7.358    $7.582    $7.963    $8.757    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -2.95%    -4.78%    -9.07%   -11.92%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             135        77     2,024         0    N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Inverse NASDAQ-100 Strategy Fund (o)
------------------------------------
Beginning AUV                 $8.473    $8.680    $8.657   $10.110    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $7.442    $8.473    $8.680    $8.657    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -12.17%    -2.38%     0.27%   -14.37%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0     5,888    15,323         0    N/A       N/A        N/A       N/A       N/A       N/A

Inverse Russell 2000 Strategy Fund (p)
--------------------------------------
Beginning AUV                 $7.089    $8.133    $8.473    $9.964    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $7.395    $7.089    $8.133    $8.473    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       4.32%   -12.84%    -4.01%   -14.96%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             635     5,137        50         0    N/A       N/A        N/A       N/A       N/A       N/A

Inverse S&P 500 Strategy Fund (a)
---------------------------------
Beginning AUV                 $0.643    $0.702    $0.715    $0.804    $0.999    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $0.642    $0.643    $0.702    $0.715    $0.804    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -0.16%    -8.40%    -1.82%   -11.07%   -19.52%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          94,367    97,444    94,691         0         0    N/A        N/A       N/A       N/A       N/A

Japan 1.25X Strategy Fund (o)
-----------------------------
Beginning AUV                $12.832   $12.328   $10.346    $9.875    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.277   $12.832   $12.328   $10.346    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -12.12%     4.09%    19.16%     4.77%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           2,153     5,452    13,690     2,846    N/A       N/A        N/A       N/A       N/A       N/A

Large Cap Growth Fund (p)
-------------------------
Beginning AUV                $11.049   $10.588   $10.507    $9.955    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $11.476   $11.049   $10.588   $10.507    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       3.86%     4.35%     0.77%     5.54%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           1,024     1,114       515       283    N/A       N/A        N/A       N/A       N/A       N/A

Large Cap Value Fund (p)
------------------------
Beginning AUV                $13.443   $11.540   $11.187    $9.964    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.594   $13.443   $11.540   $11.187    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -6.32%    16.49%     3.16%    12.27%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           6,081    19,738     9,944       766    N/A       N/A        N/A       N/A       N/A       N/A

Leisure Fund (o)
----------------
Beginning AUV                $13.284   $10.867   $11.538   $10.021    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.817   $13.284   $10.867   $11.538    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -3.52%    22.24%    -5.82%    15.14%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             684     2,153         0       131    N/A       N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Mid Cap 1.5X Strategy Fund (a)
------------------------------
Beginning AUV                 $2.220    $2.030    $1.798    $1.486    $1.000    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $2.277    $2.220    $2.030    $1.798    $1.486    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       2.57%     9.36%    12.90%    21.00%    48.60%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          25,172    12,054    25,813    40,981    30,941    N/A        N/A       N/A       N/A       N/A

Mid-Cap Growth Fund (p)
-----------------------
Beginning AUV                $12.485   $12.228   $11.080   $10.057    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $13.405   $12.485   $12.228   $11.080    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       7.37%     2.10%    10.36%    10.17%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             877       141     8,789       395    N/A       N/A        N/A       N/A       N/A       N/A

Mid-Cap Value Fund (p)
----------------------
Beginning AUV                $14.096   $12.161   $11.339   $10.040    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $13.279   $14.096   $12.161   $11.339    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -5.80%    15.91%     7.25%    12.94%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             459       757     1,862         0    N/A       N/A        N/A       N/A       N/A       N/A

Multi-Cap Core Equity Fund (l)
------------------------------
Beginning AUV                $10.932    $9.973    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.253   $10.932    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -6.21%     9.62%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs              21         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Nova Fund (g)
-------------
Beginning AUV                $13.889   $11.762   $11.426   $10.069    $7.307    $11.482   $15.176   $18.407    N/A       N/A
Ending AUV                   $13.905   $13.889   $11.762   $11.426   $10.069     $7.307   $11.482   $15.176    N/A       N/A

Percentage change in AUV       0.12%    18.08%     2.94%    13.48%    37.80%    -36.36%   -24.34%   -17.55%    N/A       N/A

Ending number of AUs           4,279     6,329     6,187     7,647     2,746      2,073     1,846       585    N/A       N/A

NASDAQ-100 2X Strategy Fund (o)
-------------------------------
Beginning AUV                $12.104   $11.658   $12.143    $9.767    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $15.362   $12.104   $11.658   $12.143    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      26.92%     3.83%    -3.99%    24.33%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           8,092       507     1,427         0    N/A       N/A        N/A       N/A       N/A       N/A

NASDAQ-100 Fund (g)
-------------------
Beginning AUV                $15.040   $14.361   $14.346   $13.252    $9.204    $15.204   $23.690   $39.086    N/A       N/A
Ending AUV                   $17.543   $15.040   $14.361   $14.346   $13.252     $9.204   $15.204   $23.690    N/A       N/A

Percentage change in AUV      16.64%     4.73%     0.10%     8.26%    43.98%    -39.46%   -35.82%   -39.39%    N/A       N/A

Ending number of AUs          13,839    14,149    25,745    30,020    28,571     29,697    25,497    14,991    N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Precious Metals Fund (o)
------------------------
Beginning AUV                $16.530   $13.749   $11.488    $9.999    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $19.564   $16.530   $13.749   $11.488    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      18.35%    20.23%    19.68%    14.89%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          16,622    21,378    20,482     4,398    N/A       N/A        N/A       N/A       N/A       N/A

Real Estate Fund (o)
--------------------
Beginning AUV                $18.410   $14.224   $13.408   $10.092    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $14.741   $18.410   $14.224   $13.408    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -19.93%    29.43%     6.09%    32.86%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           2,904     4,600     3,362     1,440    N/A       N/A        N/A       N/A       N/A       N/A

Retailing Fund (o)
------------------
Beginning AUV                $12.171   $11.167   $10.693    $9.991    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.530   $12.171   $11.167   $10.693    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -13.48%     8.99%     4.43%     7.03%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0       785       461         0    N/A       N/A        N/A       N/A       N/A       N/A

Russell 2000 1.5X Strategy Fund (a)
-----------------------------------
Beginning AUV                 $2.420    $2.023    $1.966    $1.586    $1.001    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $2.234    $2.420    $2.023    $1.966    $1.586    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -7.69%    19.62%     2.90%    23.96%    58.44%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          88,754   121,532    77,690   139,697   138,970    N/A        N/A       N/A       N/A       N/A

Russell 2000 2X Strategy Fund (j)
---------------------------------
Beginning AUV                $10.381    $9.620    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $8.983   $10.381    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -13.47%     7.91%    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           4,466         0    N/A       N/A       N/A       N/A        N/A       N/A       N/A       N/A

S&P 500 2X Strategy Fund (o)
----------------------------
Beginning AUV                $14.529   $11.863   $11.590   $10.054    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $14.472   $14.529   $11.863   $11.590    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -0.39%    22.47%     2.36%    15.28%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           1,086     1,933        68         0    N/A       N/A        N/A       N/A       N/A       N/A

Sector Rotation Fund (a)
------------------------
Beginning AUV                 $1.705    $1.546    $1.374    $1.253    $1.002    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $2.072    $1.705    $1.546    $1.374    $1.253    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      21.52%    10.28%    12.52%     9.66%    25.05%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          51,813     8,208       622    11,748     3,762    N/A        N/A       N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Small-Cap Growth Fund (p)
-------------------------
Beginning AUV                $12.953   $12.144   $11.550   $10.056    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.810   $12.953   $12.144   $11.550    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -1.10%     6.66%     5.14%    14.86%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             811     2,125     6,956         0    N/A       N/A        N/A       N/A       N/A       N/A

Small-Cap Value Fund (p)
------------------------
Beginning AUV                $13.948   $11.818   $11.517   $10.043    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $10.997   $13.948   $11.818   $11.517    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -21.16%    18.02%     2.61%    14.68%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs          11,105    14,815     1,041       504    N/A       N/A        N/A       N/A       N/A       N/A

Strengthening Dollar 2X Strategy Fund (d)
-----------------------------------------
Beginning AUV                 $9.165   $10.358   $10.120    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                    $8.085    $9.165   $10.358    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV     -11.78%   -11.52%     2.35%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0         0         0    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Technology Fund (o)
-------------------
Beginning AUV                $11.229   $10.710   $10.491    $9.845    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.270   $11.229   $10.710   $10.491    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       9.27%     4.85%     2.09%     6.56%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             716       125       114         0    N/A       N/A        N/A       N/A       N/A       N/A

Telecommunications Fund (o)
---------------------------
Beginning AUV                $12.869   $10.876   $10.858    $9.887    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $13.915   $12.869   $10.876   $10.858    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       8.13%    18.32%     0.17%     9.82%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           7,223     6,969         0         0    N/A       N/A        N/A       N/A       N/A       N/A

Transportation Fund (o)
-----------------------
Beginning AUV                $14.382   $13.527   $12.595   $10.023    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $12.992   $14.382   $13.527   $12.595    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -9.66%     6.32%     7.40%    25.66%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs               0       551        70         0    N/A       N/A        N/A       N/A       N/A       N/A

U.S. Government Money Market Fund  (c)
--------------------------------------
Beginning AUV                 $1.022    $0.994    $0.984    $0.991    $1.001     $1.007    $1.000    N/A       N/A       N/A
Ending AUV                    $1.051    $1.022    $0.994    $0.984    $0.991     $1.001    $1.007    N/A       N/A       N/A

Percentage change in AUV       2.84%     2.82%     1.02%    -0.71%    -1.00%     -0.60%     0.70%    N/A       N/A       N/A

Ending number of AUs         263,310   316,469   455,818   178,039    67,324      1,061     2,301    N/A       N/A       N/A

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST (continued):
Utilities Fund (o)
------------------
Beginning AUV                $15.155   $12.654   $11.560   $10.059    N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $16.934   $15.155   $12.654   $11.560    N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      11.74%    19.76%     9.46%    14.92%    N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           4,196     4,388     6,325        63    N/A       N/A        N/A       N/A       N/A       N/A

Weakening Dollar 2X Strategy Fund (d)
-------------------------------------
Beginning AUV                $11.170    $9.666    $9.880    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $13.062   $11.170    $9.666    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      16.94%    15.56%    -2.17%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending Number of AUs             119       128         0    N/A       N/A       N/A        N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
Communications and Information Portfolio (g)
--------------------------------------------
Beginning AUV                 $0.735    $0.608    $0.571    $0.520    $0.365     $0.578    $0.556    $1.000    N/A       N/A
Ending AUV                    $0.837    $0.735    $0.608    $0.571    $0.520     $0.365    $0.578    $0.556    N/A       N/A

Percentage change in AUV      13.88%    20.89%     6.48%     9.81%    42.47%    -36.85%     3.96%   -44.40%    N/A       N/A

Ending number of AUs         146,333   100,750   139,874   212,289   323,737    321,186   300,842   240,260    N/A       N/A

Global Technology Portfolio (g)
-------------------------------
Beginning AUV                 $0.605    $0.519    $0.486    $0.473    $0.351     $0.520    $0.675    $1.000    N/A       N/A
Ending AUV                    $0.691    $0.605    $0.519    $0.486    $0.473     $0.351    $0.520    $0.675    N/A       N/A

Percentage change in AUV      14.21%    16.57%     6.79%     2.75%    34.76%    -32.50%   -22.96%   -32.50%    N/A       N/A

Ending number of AUs          90,795   195,057   219,673   186,088   206,754    219,892   100,203    68,037    N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (a)
-------------------
Beginning AUV                 $2.128    $1.856    $1.636    $1.378    $1.000    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $2.006    $2.128    $1.856    $1.636    $1.378    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      -5.73%    14.66%    13.45%    18.72%    37.80%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs         445,415   367,301   318,168   253,722   145,553    N/A        N/A       N/A       N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
Absolute Return Fund (a)
------------------------
Beginning AUV                 $1.049    $0.975    $0.982    $0.995    $1.000    N/A        N/A       N/A       N/A       N/A
Ending AUV                    $1.080    $1.049    $0.975    $0.982    $0.995    N/A        N/A       N/A       N/A       N/A

Percentage change in AUV       2.96%     7.59%    -0.71%    -1.31%    -0.50%    N/A        N/A       N/A       N/A       N/A

Ending Number of AUs           5,273       958       840       893       893    N/A        N/A       N/A       N/A       N/A

Bond Fund
---------
Beginning AUV                 $1.562    $1.481    $1.543    $1.427    $1.221     $1.013    $1.079    $1.070    $1.172    $1.050
Ending AUV                    $1.696    $1.562    $1.481    $1.543    $1.427     $1.221    $1.013    $1.079    $1.070    $1.172

Percentage change in AUV       8.58%     5.47%    -4.02%     8.13%    16.87%     20.53%    -6.12%     0.87%    -8.74%    11.63%

Ending number of AUs         113,250    85,079   120,025   149,603   196,186    190,656    24,692    51,708    37,696    30,830

                              2007       2006     2005       2004      2003      2002       2001    2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST (continued):
Emerging Markets Fund
---------------------
Beginning AUV                 $1.928    $1.396    $1.068    $0.857    $0.562     $0.584    $0.601    $1.044    $0.527    $0.808
Ending AUV                    $2.627    $1.928    $1.396    $1.068    $0.857     $0.562    $0.584    $0.601    $1.044    $0.527

Percentage change in AUV      36.26%    38.11%    30.71%    24.62%    52.49%     -3.77%    -2.83%   -42.44%    98.29%   -34.80%

Ending number of AUs         504,454   361,452   275,976   257,253   206,466    136,664   175,217   179,333   253,897   177,924

Hard Assets Fund
----------------
Beginning AUV                 $3.088    $2.506    $1.669    $1.359    $0.946     $0.984    $1.110    $1.006    $0.840    $1.228
Ending AUV                    $4.444    $3.088    $2.506    $1.669    $1.359     $0.946    $0.984    $1.110    $1.006    $0.840

Percentage change in AUV      43.91%    23.22%    50.15%    22.81%    43.66%     -3.86%   -11.35%    10.30%    19.80%   -31.62%

Ending number of AUs         337,072   290,675   243,458   156,657   221,992    104,339   107,947   199,902   556,013   198,619

Real Estate Fund (m)
--------------------
Beginning AUV                 $2.676    $2.064    $1.723    $1.277    $0.960     $1.015    $0.973    $0.828    $0.854    $1.000
Ending AUV                    $2.673    $2.676    $2.064    $1.723    $1.277     $0.960    $1.015    $0.973    $0.828    $0.854

Percentage change in AUV      -0.11%    29.65%    19.79%    34.93%    33.02%     -5.42%     4.32%    17.49%    -2.99%   -14.63%

Ending number of AUs          92,188    89,935    81,779   161,770    42,249     46,514    42,170    18,412    14,855     3,276
------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (r)
------------------

Beginning AUV                $12.927   $11.388    $9.904    N/A       N/A       N/A        N/A       N/A       N/A       N/A
Ending AUV                   $15.654   $12.927   $11.388    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Percentage change in AUV      21.10%    13.51%    14.98%    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Ending number of AUs          41,867    45,472    49,000    N/A       N/A       N/A        N/A       N/A       N/A       N/A

Opportunity Fund
----------------
Beginning AUV                 $2.543    $2.289    $2.143    $1.831    $1.350     $1.863    $1.954    $1.852    $1.386    $1.233
Ending AUV                    $2.685    $2.543    $2.289    $2.143    $1.831     $1.350    $1.863    $1.954    $1.852    $1.386

Percentage change in AUV       5.58%    11.10%     6.81%    17.04%    35.63%    -27.54%    -4.66%     5.53%    33.57%    12.41%

Ending number of AUs         340,583   316,857   396,884   539,705   430,702    546,629   436,551   186,616   160,380    89,350
------------------------------------------------------------------------------------------------------------------------------------

(a)   The first Beginning AUV was on the inception date of May 1, 2003.

(b)   The first Beginning AUV was on the inception date of April 28, 2006.

(c)   The first Beginning AUV was on the inception date of May 1, 2001.

(d)   The first Beginning AUV was on the inception date of October 21, 2005.

(e)   The first Beginning AUV was on the inception date of April 30, 2007.

(f)   The first Beginning AUV was on the inception date of May 1, 2007.

(g)   The first Beginning AUV was on the inception date of May 1, 2000.

(h)   The first Beginning AUV was on the inception date of May 1, 2006.

(i)   The first Beginning AUV was on the inception date of October 26, 2001.

(j)   The first Beginning AUV was on the inception date of November 1, 2006.

(k)   The first Beginning AUV was on the inception date of January 2, 2001.

(l)   The first Beginning AUV was on the inception date of February 3, 2006.

(m)   The first Beginning AUV was on the inception date of May 1, 1998.

(n)   The first Beginning AUV was on the inception date of March 21, 2003.

(o)   The first Beginning AUV was on the inception date of May 1, 2004.

(p)   The first Beginning AUV was on the inception date of July 15, 2004.

(q)   The first Beginning AUV was on the inception date of May 1, 2005.

(r)   The first Beginning AUV was on the inception date of April 8, 2005.

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy          01/2008

      We take your privacy seriously. This notice describes how we treat data about our customers.

      We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

      We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

      Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

      We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      We do not share your health data with anyone without your written consent.

      We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

      When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

      You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

      Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

      If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

      If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

      If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account C
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Withdrawal Charge
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIIND-SAI-C-0508) dated May 1, 2008 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account C (individual annuity) fixed and variable annuity at the following address:

Name:________________________________________________________________________

Mailing Address:________________________________________________________________



                                   Sincerely,

 ______________________________________________________________________________

                                   (Signature)
--------------------------------------------------------------------------------
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                                 P.O. BOX 36840
                           LOUISVILLE, KENTUCKY 40233


(C) 2008, Jefferson National Life Insurance Company      JNL-MAXIIND-PROS-C-0508

                       STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Variable Account"), dated May 1, 2008. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION                                                          B-3

EXPENSE GUARANTEE AGREEMENT                                                  B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-4

PUBLISHED RATINGS                                                            B-8

ADMINISTRATION                                                               B-8

ANNUITY PROVISIONS                                                           B-8

DISTRIBUTION                                                                 B-9

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-9

FINANCIAL STATEMENTS                                                         B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40|86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40|86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invested in shares of 40|86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40|86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Effective March 29, 2007, the 40|86 Money Market and Fixed Income Portfolios were liquidated. Effective May 1, 2007, the interests of each applicable Contract invested in the 40|86 Equity Portfolio were substituted into the JNF Equity Portfolio (the "Substitution") of the Northern Lights Variable Trust. A condition to the Substitution was for the Expense Guarantee Agreement to continue in the JNF Equity Portfolio. Currently, the mortality and expense risk fee for the JNF Chicago Equity Partners Equity Sub-account is equal to 0.79%.

Accordingly, Jefferson National will reimburse the appropriate Sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the JNF Equity Portfolio, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of the JNF Equity Portfolio, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the JNF Equity Portfolio fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account C, dated May 1, 2008.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2007

                                       Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2007

========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                                                           PAGE
Statement of Assets and Liabilities as of December 31, 2007 .....................................................      2
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2007 ...........      8
Statements of Operations and Statements of Changes in Net Assets for the Year Ended December 31, 2006 ...........     32
Notes to Financial Statements ...................................................................................     52
Report of Independent Registered Public Accounting Firm .........................................................     80

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

==================================================================================================================
                                                                            SHARES         COST            VALUE
------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     AIM Variable Insurance Funds:
       Basic Value Fund .............................................     10,690.531   $    129,811   $    134,914
       Core Equity Fund .............................................      2,625.280         69,835         76,422
       Financial Services Fund ......................................        428.856          7,202          5,258
       Global Health Care Fund ......................................      3,077.593         66,846         74,047
       Global Real Estate Fund ......................................     61,407.840      1,706,015      1,343,604
       High Yield Fund ..............................................     11,700.445         73,786         67,161
       Mid Cap Core Equity Fund .....................................      2,646.356         36,402         38,240
       Technology Fund ..............................................      1,788.375         25,574         27,004
     The Alger American Fund:
       Growth Portfolio .............................................     30,704.097      1,164,707      1,512,791
       Leveraged AllCap Portfolio ...................................     52,395.086      2,008,989      2,902,164
       MidCap Growth Portfolio ......................................     54,520.566      1,118,461      1,287,776
       Small Capitalization Portfolio ...............................     74,065.118      1,598,883      2,467,849
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ..................................        524.589         14,149         14,069
     American Century Variable Portfolios, Inc:
       Balanced Fund ................................................      3,101.841         22,872         22,736
       Income & Growth Fund .........................................     17,016.240        141,598        143,957
       Inflation Protection Fund ....................................        152.972          1,588          1,614
       International Fund ...........................................    107,190.472      1,021,421      1,271,279
       Value Fund ...................................................    136,690.316      1,085,432      1,021,077
       Vista Fund ...................................................     22,377.114        475,408        492,297
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ..............................        823.271         15,360         14,523
     The Dreyfus Socially Responsible Growth Fund, Inc. .............     86,737.445      2,179,827      2,645,492
     Dreyfus Stock Index Fund .......................................    298,878.606      9,436,468     11,178,058
     Dreyfus Variable Investment Fund:
       International Value Portfolio ................................     16,416.492        289,306        286,140
     Federated Insurance Series:
       Capital Income Fund II .......................................     21,156.965        184,970        203,530
       High Income Bond Fund II .....................................     57,312.332        435,936        429,269
       International Equity Fund II .................................     10,559.895        188,933        197,576
       Kaufmann Fund II .............................................     15,497.854        282,646        288,415
       Market Opportunity Fund II ...................................         82.747            844            848
     Janus Aspen Series:
       Balanced Portfolio ...........................................     10,285.053        306,062        309,066
       Forty Portfolio ..............................................     11,494.102        429,581        473,327
       Global Life Sciences Portfolio ...............................        184.008          2,111          2,140
       Growth and Income Portfolio ..................................     44,467.505        787,491        884,459
       International Growth Portfolio ...............................     52,449.615      2,656,234      3,425,484
       Large Cap Growth Portfolio ...................................    206,289.366      4,904,499      5,450,166
       Mid Cap Growth Portfolio .....................................    168,078.025      5,634,316      6,713,036
       Mid Cap Value Portfolio ......................................        134.292          2,261          2,255
       Small Company Value Portfolio - Service ......................        607.642         12,554         10,932
       Worldwide Growth Portfolio ...................................    290,851.631     10,123,573     10,275,788
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ...................................     66,096.889      1,685,512      1,694,724
       International Equity Portfolio ...............................     10,215.493        152,283        136,377
       Small Cap Portfolio ..........................................     25,514.990        340,873        254,640
       US Strategic Equity Portfolio ................................      8,147.144         96,546         82,857
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ..................................        314.137          5,082          5,124
       Capital and Income Portfolio .................................        268.240          3,896          3,329
       Fundamental Value Portfolio ..................................        265.117          6,198          5,750
       Large Cap Growth Portfolio ...................................        217.248          3,669          3,606
     Legg Mason Partners Variable Income Trust:
       Government Portfolio .........................................          7.206             80             77
       Strategic Bond Portfolio .....................................      3,087.851         32,648         30,663
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio ....................................     21,926.585        341,012        324,294
       Growth and Income Portfolio ..................................     36,277.603        995,547      1,012,508
==================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=======================================================================================================================
                                                                                SHARES             COST           VALUE
-----------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
     Neuberger Berman Advisers Management Trust:
       Lehman Brothers High Income Bond Portfolio ...................           19.864   $          199   $         183
       Lehman Brothers Short Duration Bond Portfolio ................       11,251.736          143,980         146,273
       Fasciano Portfolio ...........................................        1,146.096           16,879          16,618
       Mid-Cap Growth Portfolio .....................................        3,701.582           99,599         105,495
       Partners Portfolio ...........................................       26,749.528          538,037         555,587
       Regency Portfolio ............................................        7,717.093          122,731         125,248
       Socially Responsive Portfolio ................................          222.218            3,401           3,980
     Northern Lights Variable Trust:
       JNF Balanced Portfolio .......................................      698,370.116       11,034,628      10,754,899
       JNF Equity Portfolio .........................................    4,547,079.184      107,980,225      97,580,323
     PIMCO Variable Insurance Trust:
       CommodityRealReturn Strategy Portfolio .......................          175.545            2,026           2,344
       Emerging Markets Bond Portfolio ..............................          620.125            8,723           8,477
       Foreign Bond US Dollar-Hedged Portfolio ......................            2.622               26              27
       Global Bond Unhedged Portfolio ...............................           37.639              481             481
       High Yield Portfolio .........................................          466.138            3,792           3,752
       Long Term US Government Portfolio ............................        4,722.607           50,939          51,665
       Money Market Portfolio .......................................    9,371,233.600        9,371,234       9,371,234
       RealEstateRealReturn Strategy Portfolio ......................       10,539.134           93,518          92,112
       Real Return Portfolio ........................................       17,738.099          211,480         222,968
       Short-Term Portfolio .........................................       13,066.299          130,777         130,794
       StockPLUS(R) Total Return Portfolio ..........................           19.247              229             214
       Total Return Portfolio .......................................       31,090.774          314,589         326,142
     Pioneer Variable Contracts Trust:
       Cullen Value Portfolio .......................................            0.732               10              10
       Emerging Markets Portfolio ...................................       17,990.950          771,239         779,368
       Equity Income Portfolio ......................................       14,804.457          336,333         353,678
       Fund Portfolio ...............................................          724.967           17,466          18,603
       High Yield Portfolio .........................................        8,231.531           93,121          90,876
       International Value Portfolio ................................        1,169.330           21,989          21,750
       Mid Cap Value Portfolio ......................................          612.213           13,371          11,712
     Royce Capital Fund:
       Micro-Cap Portfolio ..........................................       52,180.473          724,317         702,871
       Small-Cap Portfolio ..........................................       49,708.204          486,337         495,094
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ..................................           52.678            1,902           2,061
       Absolute Return Strategies Fund ..............................           29.002              812             753
       Banking Fund .................................................        1,203.865           27,715          27,448
       Basic Materials Fund .........................................       11,460.716          497,433         477,453
       Biotechnology Fund ...........................................        1,179.737           26,467          25,447
       Commodities Strategy Fund ....................................          543.082           12,695          12,914
       Consumer Products Fund .......................................          713.721           28,637          26,422
       Dow 2X Strategy Fund .........................................        1,799.477           49,162          46,247
       Electronics Fund .............................................        4,190.753           65,396          57,288
       Energy Fund ..................................................       21,462.442          841,314         854,849
       Energy Services Fund .........................................       41,424.177        1,562,817       1,601,873
       Europe 1.25X Strategy Fund ...................................        3,043.691           99,948          91,159
       Financial Services Fund ......................................           23.485              689             516
       Government Long Bond 1.2X Strategy Fund ......................        7,900.838           98,038          96,706
       Health Care Fund .............................................        3,825.957          111,811         113,287
       Inverse Dow 2X Strategy Fund .................................           61.838            1,894           1,780
       Inverse Government Long Bond Strategy Fund ...................          113.385            2,512           2,220
       Inverse Mid-Cap Strategy Fund ................................          28.433             1,034             996
       Inverse Russell 2000 Strategy Fund ...........................          135.454            4,678           4,695
       Inverse S&P 500 Strategy Fund ................................        1,435.196           61,759          60,580
       Japan 1.25X Strategy Fund ....................................        1,068.255           26,980          24,281
       Large-Cap Growth Fund ........................................          429.557           11,674          11,757
       Large-Cap Value Fund .........................................        3,019.012           98,342          76,592
       Leisure Fund .................................................          413.018           10,891           8,764
       Mid Cap 1.5X Strategy Fund ...................................        2,639.050           66,682          57,320
       Mid-Cap Growth Fund ..........................................          398.079           13,106          11,751
       Mid-Cap Value Fund ...........................................          292.672            6,937           6,099
=======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

==================================================================================================================
                                                                           SHARES          COST          VALUE
------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
     Rydex Variable Trust: (continued)
       Multi-Cap Core Equity Fund ...................................          8.787   $       269   $         216
       Nova Fund ....................................................      5,915.135        61,637          59,506
       OTC 2X Strategy Fund .........................................      4,146.572       133,569         124,314
       OTC Fund .....................................................     13,398.443       233,890         242,780
       Precious Metals Fund .........................................     21,621.899       310,916         325,193
       Real Estate Fund .............................................      1,246.251        53,580          42,809
       Russell 2000 1.5X Strategy Fund ..............................      5,798.691       238,681         198,315
       Russell 2000 2X Strategy Fund ................................      1,788.483        40,366          40,116
       S&P 500 2X Strategy 500 Fund .................................        816.729        18,104          15,714
       Sector Rotation Fund .........................................      7,004.303       110,115         107,376
       Small-Cap Growth Fund ........................................        383.940        11,932          10,393
       Small-Cap Value Fund .........................................      6,702.824       176,217         122,125
       Technology Fund ..............................................        540.237         9,356           8,790
       Telecommunications Fund ......................................      4,207.185       101,554         100,510
       U.S. Government Money Market Fund ............................    276,648.364       276,648         276,648
       Utilities Fund ...............................................      3,187.859        77,203          71,057
       Weakening Dollar 2X Strategy Fund ............................         54.328         1,772           1,554
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio .....................      6,357.277       110,713         122,505
       Global Technology Portfolio ..................................      3,547.731        54,353          64,747
     Third Avenue Variable Series Trust:
       Value Portfolio ..............................................     34,464.528     1,000,913         893,321
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund .........................................        531.770         5,654           5,695
       Bond Fund ....................................................     15,850.752       184,880         192,111
       Emerging Markets Fund ........................................     47,808.411     1,201,901       1,325,249
       Hard Assets Fund .............................................     36,369.355     1,234,762       1,498,054
       Real Estate Fund .............................................     14,587.658       266,951         246,386
     Wells Fargo Advantage VT Funds:
       Discovery Fund ...............................................     32,590.205       478,065         655,389
       Opportunity Fund .............................................     41,502.308       927,035         914,296
------------------------------------------------------------------------------------------------------------------
         Total assets ............................................................................   $ 192,587,917
==================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================
                                                                             UNITS        UNIT VALUE        VALUE
--------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     AIM Variable Insurance Funds:
       Basic Value Fund .............................................       81,073.660   $   1.664097   $    134,914
       Core Equity Fund .............................................        6,556.229      11.656378         76,422
       Financial Services Fund ......................................        4,998.405       1.051884          5,258
       Global Health Care Fund ......................................       58,008.229       1.276488         74,047
       Global Real Estate Fund ......................................      453,504.451       2.962713      1,343,604
       High Yield Fund ..............................................        4,384.621      12.066169         52,906
       Mid Cap Core Equity Fund .....................................       21,658.307       1.765600         38,240
       Technology Fund ..............................................       40,227.659       0.671289         27,004
     The Alger American Fund:
       Growth Portfolio .............................................      690,985.054       2.189325      1,512,791
       Leveraged AllCap Portfolio ...................................      547,402.877       5.232649      2,864,367
       MidCap Growth Portfolio ......................................      361,384.540       3.563450      1,287,776
       Small Capitalization Portfolio ...............................    1,146,591.649       2.152335      2,467,849
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ..................................        9,770.020       1.440064         14,069
     American Century Variable Portfolios, Inc:
       Balanced Fund ................................................        1,897.502      11.982309         22,736
       Income & Growth Fund .........................................      104,094.204       1.382953        143,957
       Inflation Protection Fund ....................................          139.113      11.600336          1,614
       International Fund ...........................................      586,532.904       2.167447      1,271,279
       Value Fund ...................................................      435,146.760       2.346511      1,021,077
       Vista Fund ...................................................       39,716.297      12.395328        492,297
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ..............................        1,131.252      12.837595         14,523
     The Dreyfus Socially Responsible Growth Fund, Inc. .............    1,196,163.363       2.185199      2,613,855
     Dreyfus Stock Index Fund .......................................    3,772,047.774       2.898110     10,931,809
     Dreyfus Variable Investment Fund:
       International Value Portfolio ................................      151,243.008       1.891919        286,140
     Federated Insurance Series:
       Capital Income Fund II .......................................      119,762.006       1.655481        198,264
       High Income Bond Fund II .....................................      219,209.734       1.925801        422,154
       International Equity Fund II .................................       86,848.711       2.274940        197,576
       Kaufmann Fund II .............................................       22,946.417      12.569067        288,415
       Market Opportunity Fund II ...................................           85.706       9.897149            848
     Janus Aspen Series:
       Balanced Portfolio ...........................................       29,662.985      10.419244        309,066
       Forty Portfolio ..............................................       37,240.721      12.709935        473,327
       Global Life Sciences Portfolio ...............................          196.361      10.898316          2,140
       Growth and Income Portfolio ..................................      506,274.873       1.746993        884,459
       International Growth Portfolio ...............................      829,229.175       4.130926      3,425,484
       Large Cap Growth Portfolio ...................................    2,097,252.578       2.563745      5,376,821
       Mid Cap Growth Portfolio .....................................    2,144,085.173       3.130956      6,713,036
       Mid Cap Value Portfolio ......................................          227.036       9.931268          2,255
       Small Company Value Portfolio - Service ......................        1,224.601       8.926610         10,932
       Worldwide Growth Portfolio ...................................    3,255,166.975       3.124552     10,170,938
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ...................................       56,366.267      30.025020      1,692,398
       International Equity Portfolio ...............................        8,263.314      16.503899        136,377
       Small Cap Portfolio ..........................................      148,030.079       1.720188        254,640
       US Strategic Equity Portfolio ................................       61,357.160       1.350397         82,857
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ..................................          534.639       9.583358          5,124
       Capital and Income Portfolio .................................          331.581      10.039363          3,329
       Fundamental Value Portfolio ..................................          603.830       9.523095          5,750
       Large Cap Growth Portfolio ...................................          181.153       9.948141          1,802
     Legg Mason Partners Variable Income Trust:
       Government Portfolio .........................................            7.294      10.504377             77
       Strategic Bond Portfolio .....................................        2,555.545      11.335630         28,969
     Lord Abbett Series Fund, Inc:
       Americans Value Portfolio ....................................      192,920.318       1.680975        324,294
       Growth and Income Portfolio ..................................      575,781.588       1.758493      1,012,508
     Neuberger Berman Advisers Management Trust:
       Lehman Brothers High Income Bond Portfolio ...................           16.584      11.017689            183
       Lehman Brothers Short Term Duration Bond Portfolio ...........      104,310.333       1.402282        146,273
       Fasciano Portfolio ...........................................       11,294.665       1.471351         16,618
       Mid-Cap Growth Portfolio .....................................       77,125.310       1.367840        105,495

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

======================================================================================================================
                                                                              UNITS        UNIT VALUE        VALUE
----------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Neuberger Berman Advisers Management Trust: (continued)
       Partners Portfolio ...........................................       225,318.312   $   2.175124   $     490,095
       Regency Portfolio ............................................        63,388.585       1.975883         125,248
       Socially Responsive Portfolio ................................           276.959      14.369990           3,980
     Northern Lights Variable Trust:
       JNF Balanced Portfolio .......................................     1,075,299.370       9.813581      10,552,537
       JNF Equity Portfolio - Qualified .............................    10,378,343.987       8.986652      93,266,566
       JNF Equity Portfolio - Nonqualified ..........................       264,479.480       8.986652       2,376,785
     PIMCO Variable Insurance Trust:
       CommodityRealReturn Strategy Portfolio .......................           201.315      11.641131           2,344
       Emerging Markets Bond Portfolio ..............................           752.039      11.272121           8,477
       Foreign Bond US Dollar-Hedged Portfolio ......................             2.519      10.526629              27
       Global Bond Unhedged Portfolio ...............................            43.461      11.067782             481
       High Yield Portfolio .........................................           346.866      10.818046           3,752
       Long Term US Government Portfolio ............................         4,790.684      10.784540          51,665
       Money Market Portfolio .......................................       846,458.437      10.943782       9,263,457
       RealEstateRealReturn Strategy Portfolio ......................         8,964.558      10.275131          92,112
       Real Return Portfolio ........................................       177,661.832       1.255013         222,968
       Short-Term Portfolio .........................................        12,020.813      10.880592         130,794
       StockPLUS(R) Total Return Portfolio ..........................            18.002      11.890276             214
       Total Return Portfolio .......................................       275,939.910       1.181932         326,142
     Pioneer Variable Contracts Trust:
       Cullen Value Portfolio .......................................             0.912      10.889330              10
       Emerging Markets Portfolio ...................................        49,559.497      15.725906         779,368
       Equity Income Portfolio ......................................       264,741.859       1.335937         353,678
       Fund Portfolio ...............................................        15,716.205       1.183661          18,603
       High Yield Portfolio .........................................         7,745.647      11.732538          90,876
       International Value Portfolio ................................         1,840.491      11.817277          21,750
       Mid Cap Value Portfolio ......................................           924.000      12.674977          11,712
     Royce Capital Fund:
       Micro-Cap Portfolio ..........................................       309,086.738       2.274025         702,871
       Small-Cap Portfolio ..........................................       221,370.546       2.058656         455,726
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ..................................           145.651      14.152387           2,061
       Absolute Return Strategies Fund ..............................            70.818      10.627540             753
       Banking Fund .................................................         3,089.346       8.884779          27,448
       Basic Materials Fund .........................................        23,276.500      20.512252         477,453
       Biotechnology Fund ...........................................         2,531.054      10.053882          25,447
       Commodities Strategy Fund ....................................         1,269.863      10.169973          12,914
       Consumer Products Fund .......................................         2,009.115      13.151053          26,422
       Dow 2X Strategy Fund .........................................         3,173.562      14.572428          46,247
       Electronics Fund .............................................         6,234.576       9.188699          57,288
       Energy Fund ..................................................        35,160.738      24.312605         854,849
       Energy Services Fund .........................................        58,600.870      26.535233       1,554,988
       Europe 1.25X Strategy Fund ...................................         4,997.238      18.241797          91,159
       Financial Services Fund ......................................            47.157      10.935464             516
       Government Long Bond 1.2X Strategy Fund ......................        83,626.445       1.156407          96,706
       Health Care Fund .............................................         9,386.598      12.068973         113,287
       Inverse Dow 2X Strategy Fund .................................           290.546       6.127420           1,780
       Inverse Government Long Bond Strategy Fund ...................         2,681.334       0.827956           2,220
       Inverse Mid-Cap Strategy Fund ................................           135.375       7.357518             996
       Inverse Russell 2000 Strategy Fund ...........................           634.845       7.395188           4,695
       Inverse S&P 500 Strategy Fund ................................        94,366.946       0.641958          60,580
       Japan 1.25X Strategy Fund ....................................         2,153.125      11.277263          24,281
       Large-Cap Growth Fund ........................................         1,024.480      11.476100          11,757
       Large-Cap Value Fund .........................................         6,081.483      12.594362          76,592
       Leisure Fund .................................................           683.783      12.817302           8,764
       Mid Cap 1.5X Strategy Fund ...................................        25,171.781       2.277159          57,320
       Mid-Cap Growth Fund ..........................................           876.641      13.404876          11,751
       Mid-Cap Value Fund ...........................................           459.328      13.278658           6,099
       Multi-Cap Core Equity Fund ...................................            21.116      10.252802             216
       Nova Fund ....................................................         4,279.427      13.905197          59,506
       OTC 2X Strategy Fund .........................................         8,092.218      15.362202         124,314
       OTC Fund .....................................................        13,839.281      17.542811         242,780
       Precious Metals Fund .........................................        16,621.765      19.564310         325,193
       Real Estate Fund .............................................         2,904.045      14.741059          42,809
       Russell 2000 1.5X Strategy Fund ..............................        88,754.323       2.234428         198,315

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=================================================================================================================================
                                                                                         UNITS       UNIT VALUE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Russell 2000 2X Strategy Fund ..............................................     4,465.539   $   8.983386   $       40,116
       S&P 500 2X Strategy Fund ...................................................     1,085.823      14.471911           15,714
       Sector Rotation Fund .......................................................    51,812.828       2.072383          107,376
       Small-Cap Growth Fund ......................................................       811.335      12.810049           10,393
       Small-Cap Value Fund .......................................................    11,105.386      10.996959          122,125
       Technology Fund ............................................................       716.347      12.270143            8,790
       Telecommunications Fund ....................................................     7,222.913      13.915393          100,510
       U.S. Government Money Market Fund ..........................................   263,309.668       1.050658          276,648
       Utilities Fund .............................................................     4,196.251      16.933550           71,057
       Weakening Dollar 2X Strategy Fund ..........................................       118.951      13.062285            1,554
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ...................................   146,332.847       0.837165          122,505
       Global Technology Portfolio ................................................    90,794.958       0.690760           62,718
     Third Avenue Variable Series Trust:
       Value Portfolio ............................................................   445,415.137       2.005591          893,321
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund .......................................................     5,272.792       1.080126            5,695
       Bond Fund ..................................................................   113,249.912       1.696347          192,111
       Emerging Markets Fund ......................................................   504,453.641       2.627098        1,325,249
       Hard Assets Fund ...........................................................   337,071.978       4.444314        1,498,054
       Real Estate Fund ...........................................................    92,188.352       2.672633          246,386
     Wells Fargo Advantage VT Funds:
       Discovery Fund .............................................................    41,866.644      15.654207          655,389
       Opportunity Fund ...........................................................   340,582.795       2.684504          914,296
---------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves .................................   $  189,660,694
=================================================================================================================================
Net assets attributable to:
   Contract owners' annuity payment reserves:
     AIM Variable Insurance Funds:
       High Yield Fund ............................................................                                        14,255
     The Alger American Fund:
       Leveraged AllCap Portfolio .................................................                                        37,797
     The Dreyfus Socially Responsible Growth Fund, Inc ............................                                        31,637
     Dreyfus Stock Index Fund .....................................................                                       246,249
     Federated Insurance Series:
       Capital Income Fund II .....................................................                                         5,266
       High Income Bond Fund II ...................................................                                         7,115
     Janus Aspen Series:
       Large Cap Growth Portfolio .................................................                                        73,345
       Worldwide Growth Portfolio .................................................                                       104,850
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio .................................................                                         2,326
     Legg Mason Partners Variable Equity Trust:
       Large Cap Growth Portfolio .................................................                                         1,804
     Legg Mason Partners Variable Income Trust:
       Strategic Bond Portfolio ...................................................                                         1,694
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio .........................................................                                        65,492
     Northern Lights Variable Trust:
       JNF Balanced Portfolio .....................................................                                       202,362
       JNF Equity Portfolio - Qualified ...........................................                                     1,936,972
     PIMCO Variable Insurance Trust:
       Money Market Portfolio .....................................................                                        89,546
     Royce Capital Fund:
       Small-Cap Portfolio ........................................................                                        39,368
     Rydex Variable Trust:
       Energy Services Fund .......................................................                                        46,885
     Seligman Portfolios, Inc.:
       Global Technology Portfolio ................................................                                         2,029
=================================================================================================================================
         Net assets attributable to contract owners' annuity payment reserves ..................................        2,908,992
=================================================================================================================================
Net assets attributable to contract owners' death payment reserves:
     PIMCO Variable Insurance Trust:
       Money Market Portfolio ..................................................................................           18,231
=================================================================================================================================
         Net assets attributable to contract owners' death benefit reserves ....................................           18,231
=================================================================================================================================
           Net assets attributable to contract owners' reserves ................................................   $  192,587,917
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                     40|86 SERIES TRUST
                                                             ----------------------------------------------------------------------
                                                                                            FIXED        GOVERNMENT       MONEY
                                                             BALANCED (j)*   EQUITY (j)*  INCOME (a)*  SECURITIES (a)*  MARKET (a)*
                                                             ----------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..  $      61,964  $      9,804  $    74,457  $         3,969  $    31,133
Expenses:
   Mortality and expense risk fees ........................         38,382       271,713       12,819              950        6,506
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................         23,582      (261,909)      61,638            3,019       24,627
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ......................      1,785,861    24,701,636     (114,005)          (5,241)          --
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................             --            --           --               --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................        177,010    13,081,741           --               --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
         shares ...........................................      1,962,871    37,783,377     (114,005)          (5,241)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................     (1,533,275)  (29,361,335)     118,977            4,433           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................  $     453,178  $  8,160,133  $    66,610  $         2,211  $    24,627
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                     40|86 SERIES TRUST
                                                            ------------------------------------------------------------------------
                                                                                             FIXED       GOVERNMENT        MONEY
                                                            BALANCED (j)*    EQUITY (j)*  INCOME (a)*  SECURITIES (a)*  MARKET (a)*
                                                            ------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $      23,582  $    (261,909) $    61,638  $         3,019  $    24,627
   Net realized gain (loss) on investments in portfolio
     shares ..............................................      1,962,871     37,783,377     (114,005)          (5,241)          --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................     (1,533,275)   (29,361,335)     118,977            4,433           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
     operations ..........................................        453,178      8,160,133       66,610            2,211       24,627
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...        148,933        699,280       19,182            2,713        4,573
   Contract redemptions ..................................       (555,366)    (4,720,448)    (390,389)         (17,622)    (181,067)
   Net transfers (including mortality transfers) .........    (11,517,713)  (124,760,102)  (6,355,493)        (388,898)  (2,516,849)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ................    (11,924,146)  (128,781,270)  (6,726,700)        (403,807)  (2,693,343)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...............    (11,470,968)  (120,621,137)  (6,660,090)        (401,596)  (2,668,716)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................     11,470,968    120,621,137    6,660,090          401,596    2,668,716
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ...........................  $          --  $          --  $        --  $            --  $         --
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

                                                                                                                 THE
                                                                                                                ALGER
                                                                                                               AMERICAN
                                           AIM VARIABLE INSURANCE FUNDS                                          FUND
-----------------------------------------------------------------------------------------------------------   -----------
                                                         GLOBAL
                   CORE      FINANCIAL       GLOBAL       REAL         HIGH        MID CAP
   BASIC VALUE    EQUITY      SERVICES    HEALTH CARE    ESTATE       YIELD      CORE EQUITY    TECHNOLOGY      GROWTH
-----------------------------------------------------------------------------------------------------------   -----------
   $        465   $    852   $      112   $         --   $   84,009   $  4,950   $         18   $        --   $    4,383

          1,183        762           15            737       19,902        663            341           257       13,725
-------------------------------------------------------------------------------------------------------------------------
           (718)        90           97           (737)      64,107      4,287           (323)         (257)      (9,342)
-------------------------------------------------------------------------------------------------------------------------

            304      1,200          484          8,451      411,941        886            101         3,022       94,993

             79         --           14             --       21,466         --             --            --           --

          7,733         --          410             --      179,044         --            532            --           --
-------------------------------------------------------------------------------------------------------------------------
          8,116      1,200          908          8,451      612,451        886            633         3,022       94,993
-------------------------------------------------------------------------------------------------------------------------

         (7,864)     3,591       (2,418)        (2,391)    (756,319)    (5,470)         2,094        (1,622)     142,411
-------------------------------------------------------------------------------------------------------------------------
   $       (466)  $  4,881   $   (1,413)  $      5,323   $  (79,761)  $   (297)  $      2,404   $     1,143   $  228,062
=========================================================================================================================

==========================================================================================================================

                                                                                                                   THE
                                                                                                                  ALGER
                                                                                                                AMERICAN
                                           AIM VARIABLE INSURANCE FUNDS                                           FUND
------------------------------------------------------------------------------------------------------------   ------------
                                                         GLOBAL
                    CORE     FINANCIAL      GLOBAL        REAL           HIGH      MID CAP
   BASIC VALUE     EQUITY     SERVICES    HEALTH CARE    ESTATE         YIELD     CORE EQUITY    TECHNOLOGY      GROWTH
------------------------------------------------------------------------------------------------------------   ------------
   $       (718)   $     90  $       97   $       (737)  $    64,107    $  4,287  $       (323)  $      (257)  $    (9,342)
          8,116       1,200         908          8,451       612,451         886           633         3,022        94,993

         (7,864)      3,591      (2,418)        (2,391)     (756,319)     (5,470)        2,094        (1,622)      142,411
---------------------------------------------------------------------------------------------------------------------------
           (466)      4,881      (1,413)         5,323       (79,761)       (297)        2,404         1,143       228,062
---------------------------------------------------------------------------------------------------------------------------

         30,342       5,718          --         16,918       198,604       3,531         5,994         9,358        86,386
           (117)     (3,217)     (1,666)       (69,258)     (133,208)     (4,095)       (1,028)         (723)     (206,885)
          3,998      10,761       6,670          6,835      (594,712)     20,294         2,214       (61,468)      154,040
---------------------------------------------------------------------------------------------------------------------------

         34,223      13,262       5,004        (45,505)     (529,316)     19,730         7,180       (52,833)       33,541
---------------------------------------------------------------------------------------------------------------------------
         33,757      18,143       3,591        (40,182)     (609,077)     19,433         9,584       (51,690)      261,603
---------------------------------------------------------------------------------------------------------------------------
        101,157      58,279       1,667        114,229     1,952,681      47,728        28,656        78,694     1,251,188
---------------------------------------------------------------------------------------------------------------------------
   $    134,914    $ 76,422  $    5,258   $     74,047   $ 1,343,604    $ 67,161  $     38,240   $    27,004   $ 1,512,791
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===============================================================================================================================

                                                                                                  ALLIANCEBERNSTEIN   AMERICAN
                                                                                                       VARIABLE        CENTURY
                                                                                                       PRODUCTS        VARIABLE
                                                             THE ALGER AMERICAN FUND (CONTINUED)        SERIES        PORTFOLIOS
                                                         ---------------------------------------  -----------------  -----------
                                                         LEVERAGED      MIDCAP         SMALL         GROWTH AND
                                                           ALLCAP      GROWTH     CAPITALIZATION        INCOME        BALANCED
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
    shares ............................................  $         --  $      --  $           --  $           203    $       91
Expenses:
   Mortality and expense risk fees ....................        23,650     10,109          23,885              128           124
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..................       (23,650)   (10,109)        (23,885)              75           (33)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................        31,611     48,474         164,263              118            42
   Net realized short-term capital gain distributions
     from investments in portfolio shares .............            --     92,605              --               44            36
   Net realized long-term capital gain distributions
     from investments in portfolio shares .............            --     28,879              --              645           185
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
      portfolio shares ................................        31,611    169,958         164,263              807           263
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................       638,171     99,043         205,972             (437)         (224)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .....................................  $    646,132  $ 258,892  $      346,350  $           445    $        6
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                                    ALLIANCEBERNSTEIN   AMERICAN
                                                                                                        VARIABLE         CENTURY
                                                                                                        PRODUCTS         VARIABLE
                                                               THE ALGER AMERICAN FUND (CONTINUED)       SERIES         PORTFOLIOS
                                                         -----------------------------------------  -----------------  -------------
                                                         LEVERAGED      MIDCAP          SMALL          GROWTH AND
                                                          ALLCAP        GROWTH      CAPITALIZATION        INCOME          BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................  $    (23,650) $   (10,109) $      (23,885)  $           75     $       (33)
   Net realized gain (loss) on investments in
     portfolio shares .................................        31,611      169,958         164,263              807             263
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............       638,171       99,043         205,972             (437)           (224)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations .......................................       646,132      258,892         346,350              445               6
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) .............................        87,010       66,319         119,321            1,405          11,753
   Contract redemptions ...............................      (241,133)    (164,056)       (183,709)              --              --
   Net transfers (including mortality transfers) ......       381,056      160,993           5,405            5,754           9,087
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contract owners' transactions ...............       226,933       63,256         (58,983)           7,159          20,840
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets ..............       873,065      322,148         287,367            7,604          20,846
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................     2,029,099      965,628       2,180,482            6,465           1,890
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period ..........................  $  2,902,164  $ 1,287,776  $    2,467,849   $       14,069     $    22,736
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                                                                          DIREXION      DREYFUS
                                                                          INSURANCE    INVESTMENT
           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                TRUST       PORTFOLIOS
----------------------------------------------------------------------   -----------   -----------
                                                                                                       DREYFUS
                                                                                                       SOCIALLY       DREYFUS
    INCOME &     INFLATION                                               DYNAMIC VP     SMALL CAP    RESPONSIBLE       STOCK
     GROWTH     PROTECTION    INTERNATIONAL     VALUE       VISTA(k)*      HY BOND     STOCK INDEX      GROWTH         INDEX
------------------------------------------------------------------------------------------------------------------------------
   $    2,063   $       896   $       7,028   $    19,129   $      --    $        55   $       107   $     13,866   $  205,149

        1,317           154          11,428        12,473        1,521            35           218         26,358      122,304
------------------------------------------------------------------------------------------------------------------------------
          746           742          (4,400)        6,656       (1,521)           20          (111)       (12,492)      82,845
------------------------------------------------------------------------------------------------------------------------------

        5,258          (819)        147,486        (9,679)      12,806           346         1,387         (3,228)     382,640

           --            --              --        63,165           --            --            43             --          --

           --            --              --        36,033           --            --         1,109             --          --
------------------------------------------------------------------------------------------------------------------------------
        5,258          (819)        147,486        89,519       12,806           346         2,539         (3,228)     382,640
------------------------------------------------------------------------------------------------------------------------------
       (9,252)           42          27,919      (168,694)      16,888            --        (2,275)       184,003       62,026
------------------------------------------------------------------------------------------------------------------------------
   $   (3,248)  $       (35)  $     171,005   $   (72,519)  $   28,173   $       366   $       153   $    168,283   $  527,511
==============================================================================================================================

=================================================================================================================================

                                                                          DIREXION      DREYFUS
                                                                         INSURANCE     INVESTMENT
           AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)                TRUST       PORTFOLIOS
----------------------------------------------------------------------   -----------   -----------
                                                                                                      DREYFUS
                                                                                                      SOCIALLY         DREYFUS
    INCOME &     INFLATION                                                DYNAMIC VP    SMALL CAP    RESPONSIBLE        STOCK
     GROWTH     PROTECTION    INTERNATIONAL      VALUE      VISTA (k)*     HY BOND     STOCK INDEX     GROWTH           INDEX
---------------------------------------------------------------------------------------------------------------------------------
    $      746  $       742   $      (4,400)  $     6,656   $   (1,521)  $        20   $      (111)  $    (12,492)  $      82,845
         5,258         (819)        147,486        89,519       12,806           346         2,539         (3,228)        382,640

        (9,252)          42          27,919      (168,694)      16,888            --        (2,275)       184,003          62,026
---------------------------------------------------------------------------------------------------------------------------------
        (3,248)         (35)        171,005       (72,519)      28,173           366           153        168,283         527,511
---------------------------------------------------------------------------------------------------------------------------------

        30,319          551         100,031       128,764        3,314            --         4,432        169,929         593,529
       (17,501)        (928)       (159,751)      (90,403)     (30,860)           --           (22)      (207,093)     (2,255,593)
        35,146          829         206,769      (151,876)     491,670          (366)       (9,813)       (53,327)       (230,417)
---------------------------------------------------------------------------------------------------------------------------------

        47,964          452         147,049      (113,515)     464,124          (366)       (5,403)       (90,491)     (1,892,481)
---------------------------------------------------------------------------------------------------------------------------------
        44,716          417         318,054      (186,034)     492,297            --        (5,250)        77,792      (1,364,970)
---------------------------------------------------------------------------------------------------------------------------------
        99,241        1,197         953,225     1,207,111           --            --        19,773      2,567,700      12,543,028
---------------------------------------------------------------------------------------------------------------------------------
    $  143,957  $     1,614   $   1,271,279   $ 1,021,077   $  492,297   $        --   $    14,523   $  2,645,492   $  11,178,058
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                          DREYFUS VARIABLE
                                                                           INVESTMENT FUND           FEDERATED INSURANCE SERIES
                                                                    --------------------------  -----------------------------------
                                                                                                              HIGH
                                                                    DISCIPLINED  INTERNATIONAL    CAPITAL    INCOME   INTERNATIONAL
                                                                     STOCK (i)*      VALUE       INCOME II   BOND II    EQUITY II
----------------------------------------------------------------------------------------------  -----------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........  $      --  $       5,557  $   17,059  $ 28,425  $         354
Expenses:
   Mortality and expense risk fees .................................        543          3,402       2,831     3,915          1,713
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............................       (543)         2,155      14,228    24,510         (1,359)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..............................      9,469         19,152      35,899    (1,682)        20,392
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................         --          8,698          --        --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................     29,353         35,938          --        --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ..     38,822         63,788      35,899    (1,682)        20,392
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................    (29,221)       (55,036)    (40,596)  (14,812)        (8,244)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........  $   9,058  $      10,907  $    9,531  $  8,016  $      10,789
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                          DREYFUS VARIABLE
                                                                           INVESTMENT FUND           FEDERATED INSURANCE SERIES
                                                                    --------------------------  -----------------------------------
                                                                                                              HIGH
                                                                    DISCIPLINED  INTERNATIONAL    CAPITAL    INCOME   INTERNATIONAL
                                                                     STOCK (i)*      VALUE       INCOME II   BOND II    EQUITY II
----------------------------------------------------------------------------------------------  -----------------------------------
Changes from operations:
   Net investment income (expense) .................................  $    (543) $       2,155  $   14,228  $ 24,510  $      (1,359)
   Net realized gain (loss) on investments in portfolio shares .....     38,822         63,788      35,899    (1,682)        20,392
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................    (29,221)       (55,036)    (40,596)  (14,812)        (8,244)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........      9,058         10,907       9,531     8,016         10,789
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .............      2,965         32,173      15,204    17,778          8,039
   Contract redemptions ............................................    (14,182)       (59,414)   (118,931)  (40,220)       (12,217)
   Net transfers (including mortality transfers) ...................   (168,744)       (29,099)    (38,548)   69,719         51,704
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ..............................   (179,961)       (56,340)   (142,275)   47,277         47,526
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ........................   (170,903)       (45,433)   (132,744)   55,293         58,315
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................    170,903        331,573     336,274   373,976        139,261
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ....................................  $      --  $     286,140  $  203,530  $429,269  $     197,576
===================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

    FEDERATED INSURANCE
     SERIES (CONTINUED)                                                JANUS ASPEN SERIES
-----------------------------   --------------------------------------------------------------------------------------------------
                   MARKET                                     GLOBAL LIFE    GROWTH AND   INTERNATIONAL   LARGE CAP     MID CAP
 KAUFMANN II   OPPORTUNITY II   BALANCED (k)*   FORTY (k)*   SCIENCES (k)*     INCOME        GROWTH         GROWTH       GROWTH
----------------------------------------------------------------------------------------------------------------------------------
$         --   $            7   $       3,449   $      849   $          --   $   15,833   $      17,633   $  39,391   $    13,755

         797                8           1,302        1,673               3        7,547          27,038      54,383        64,185
----------------------------------------------------------------------------------------------------------------------------------
        (797)              (1)          2,147         (824)             (3)       8,286          (9,405)    (14,992)      (50,430)
----------------------------------------------------------------------------------------------------------------------------------

         592               (3)            194       18,604              --       40,552         288,767     (61,838)     (133,146)

           3               --              --           --              --           --              --          --            --

           5               --              --           --              --           --              --          --        33,717
----------------------------------------------------------------------------------------------------------------------------------
         600               (3)            194       18,604              --       40,552         288,767     (61,838)      (99,429)
----------------------------------------------------------------------------------------------------------------------------------

       5,769                4           3,004       43,746              29       (5,625)        298,288     775,441     1,321,584
----------------------------------------------------------------------------------------------------------------------------------
$      5,572   $           --   $       5,345   $   61,526   $          26   $   43,213   $     577,650   $ 698,611   $ 1,171,725
==================================================================================================================================

==================================================================================================================================

   FEDERATED INSURANCE
    SERIES (CONTINUED)                                                  JANUS ASPEN SERIES
-----------------------------   --------------------------------------------------------------------------------------------------
                   MARKET                                     GLOBAL LIFE    GROWTH AND   INTERNATIONAL    LARGE CAP    MID CAP
KAUFMANN II    OPPORTUNITY II   BALANCED (k)*   FORTY (k)*   SCIENCES (k)*    INCOME         GROWTH         GROWTH       GROWTH
------------   ------------------------------------------------------------------------   ----------------------------------------
$       (797)  $           (1)  $       2,147   $     (824)  $          (3)  $    8,286   $      (9,405)  $  (14,992)  $  (50,430)
         600               (3)            194       18,604              --       40,552         288,767      (61,838)     (99,429)

       5,769                4           3,004       43,746              29       (5,625)        298,288      775,441    1,321,584
----------------------------------------------------------------------------------------------------------------------------------
       5,572               --           5,345       61,526              26       43,213         577,650      698,611    1,171,725
----------------------------------------------------------------------------------------------------------------------------------

      16,279              846           2,539        2,130              --       30,552         222,214      284,342      296,512
        (242)              --              --         (390)             --      (81,354)       (439,129)  (1,067,109)    (814,483)
     266,773                2         301,182      410,061           2,114      173,844         647,808      299,318      155,898
----------------------------------------------------------------------------------------------------------------------------------

     282,810              848         303,721      411,801           2,114      123,042         430,893     (483,449)    (362,073)
----------------------------------------------------------------------------------------------------------------------------------
     288,382              848         309,066      473,327           2,140      166,255       1,008,543      215,162      809,652
----------------------------------------------------------------------------------------------------------------------------------
          33               --              --           --              --      718,204       2,416,941    5,235,004    5,903,384
----------------------------------------------------------------------------------------------------------------------------------
$    288,415   $          848   $     309,066   $  473,327   $       2,140   $  884,459   $   3,425,484   $5,450,166   $6,713,036
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                       JANUS ASPEN SERIES (CONTINUED)      LAZARD RETIREMENT SERIES
                                                                    ------------------------------------   -------------------------
                                                                                  SMALL
                                                                     MID CAP   COMPANY VALUE   WORLDWIDE    EMERGING   INTERNATIONAL
                                                                    VALUE(k)*  (SERVICE)(k)*     GROWTH      MARKETS      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $      21  $         103  $    79,740  $   16,366  $      3,324
Expenses:
   Mortality and expense risk fees ...............................          3             65      106,106      10,530         1,103
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............................         18             38      (26,366)      5,836         2,221
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ............................         (1)            (5)     (99,145)    116,569         2,318
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................         --             --           --      69,843         4,434
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................         --            279           --     148,384        18,107
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares.         (1)           274      (99,145)    334,796        24,859
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................         (7)        (1,622)     967,817     (79,184)      (19,590)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .........  $      10  $      (1,310) $   842,306  $  261,448  $      7,490
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                        JANUS ASPEN SERIES(CONTINUED)      LAZARD RETIREMENT SERIES
                                                                    -------------------------------------  -------------------------
                                                                                 SMALL
                                                                     MID CAP   COMPANY VALUE   WORLDWIDE     EMERGING  INTERNATIONAL
                                                                    VALUE(k)*  (SERVICE) (k)*   GROWTH       MARKETS      EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $      18  $          38  $   (26,366) $    5,836  $      2,221
   Net realized gain (loss) on investments in portfolio shares ...         (1)           274      (99,145)    334,796        24,859
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................         (7)        (1,622)     967,817     (79,184)      (19,590)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......         10         (1,310)     842,306     261,448         7,490
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........         --              9      460,059      51,852         5,913
   Contract redemptions ..........................................         --             --   (1,074,339)   (118,429)         (955)
   Net transfers (including mortality transfers) .................      2,245         12,233      228,324     873,292        55,142
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...........................      2,245         12,242     (385,956)    806,715        60,100
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................      2,255         10,932      456,350   1,068,163        67,590
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................         --             --    9,819,438     626,561        68,787
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..................................  $   2,255  $      10,932  $10,275,788  $1,694,724  $    136,377
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

        LAZARD                                                                                        LEGG MASON PARTNERS
RETIREMENT SERIES (CONTINUED)         LEGG MASON PARTNERS VARIABLE EQUITY  TRUST                     VARIABLE INCOME TRUST
-----------------------------   -------------------------------------------------------   ------------------------------------------
                                                 CAPITAL                                    GLOBAL
                US STRATEGIC     AGGRESSIVE        AND        FUNDAMENTAL     LARGE CAP     HIGH YIELD                     STRATEGIC
SMALL CAP         EQUITY (l)*    GROWTH (b)*    INCOME (b)*    VALUE (b)*    GROWTH (b)*     BOND (c)*    GOVERNMENT (d)*  BOND (c)*
------------------------------------------------------------------------------------------------------------------------------------
$         --   $          905   $          --   $       47   $          77   $        2   $          --   $            4   $  1,560

       2,861              668              57           37             160           59               5                1        271
------------------------------------------------------------------------------------------------------------------------------------
      (2,861)             237             (57)          10             (83)         (57)             (5)               3      1,289
------------------------------------------------------------------------------------------------------------------------------------

     (20,698)          10,262            (283)         (29)              8          551               6               --       (185)

      45,167            5,196              --          108              50           --              --               --         --

      64,183            9,954              33          432             308           --              --               --         --
------------------------------------------------------------------------------------------------------------------------------------
      88,652           25,412            (250)         511             366          551               6               --       (185)
------------------------------------------------------------------------------------------------------------------------------------

    (108,801)         (25,668)             42         (567)           (447)         (63)             --               (2)      (873)
------------------------------------------------------------------------------------------------------------------------------------
$    (23,010)  $          (19)  $        (265)  $      (46)  $        (164)  $      431   $           1   $            1   $    231
====================================================================================================================================

====================================================================================================================================

          LAZARD                                                                                     LEGG MASON PARTNERS
RETIREMENT SERIES (CONTINUED)          LEGG MASON PARTNERS VARIABLE EQUITY TRUST                    VARIABLE INCOME TRUST
-----------------------------   -------------------------------------------------------   ------------------------------------------
                                                  CAPITAL                                     GLOBAL
                US STRATEGIC     AGGRESSIVE        AND        FUNDAMENTAL     LARGE CAP     HIGH YIELD                     STRATEGIC
 SMALL CAP      EQUITY (l)*      GROWTH (b)*    INCOME (b)*    VALUE (b)*    GROWTH (b)*    BOND (c)*     GOVERNMENT (d)*   BOND(c)*
------------------------------------------------------------------------------------------------------------------------------------
 $    (2,861)  $          237   $         (57)  $       10   $         (83)  $      (57)  $          (5)  $            3   $  1,289
      88,652           25,412            (250)         511             366          551               6               --       (185)

    (108,801)         (25,668)             42         (567)           (447)         (63)             --               (2)      (873)
------------------------------------------------------------------------------------------------------------------------------------
     (23,010)             (19)           (265)         (46)           (164)         431               1                1        231
------------------------------------------------------------------------------------------------------------------------------------

      29,040            3,754           4,562          167           3,590        3,389              --               71      8,330
     (49,259)             (20)             (2)      (4,832)           (692)        (231)             --               --       (754)
     (78,389)           7,725             829        8,040           3,016           17              (1)          (1,216)      (859)
------------------------------------------------------------------------------------------------------------------------------------

     (98,608)          11,459           5,389        3,375           5,914        3,175              (1)          (1,145)     6,717
------------------------------------------------------------------------------------------------------------------------------------
    (121,618)          11,440           5,124        3,329           5,750        3,606              --           (1,144)     6,948
------------------------------------------------------------------------------------------------------------------------------------
     376,258           71,417              --           --              --           --              --            1,221     23,715
------------------------------------------------------------------------------------------------------------------------------------
 $   254,640   $       82,857   $       5,124   $    3,329   $       5,750        3,606   $          --   $           77   $ 30,663
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================

                                                                                                                       LORD ABBETT
                                                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS        SERIES FUND
                                                                  ---------------------------------------------------  ------------
                                                                   AGGRESSIVE                 LARGE CAP      TOTAL      AMERICA'S
                                                                   GROWTH (e)* ALL CAP (f)*  GROWTH (g)*  RETURN (h)*     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $        --  $         85  $        --  $        54  $     9,923
Expenses:
   Mortality and expense risk fees .............................           16            93           14           20        2,428
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................          (16)           (8)         (14)          34        7,495
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..........................          730         3,515          459          112       16,283
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................           13         1,431           --           34        1,324
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................           --            49           --            8        9,145
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares .................................................          743         4,995          459          154       26,752
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................         (536)       (3,522)        (252)           4      (36,519)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....  $       191  $      1,465  $       193  $       192  $    (2,272)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================

                                                                                                                       LORD ABBETT
                                                                        LEGG MASON PARTNERS VARIABLE PORTFOLIOS        SERIES FUND
                                                                  ---------------------------------------------------  ------------
                                                                   AGGRESSIVE                 LARGE CAP      TOTAL      AMERICA'S
                                                                  GROWTH (e)*  ALL CAP (f)*  GROWTH (g)*  RETURN (h)*     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................  $       (16) $         (8) $       (14) $        34  $     7,495
   Net realized gain (loss) on investments in portfolio
      shares ...................................................          743         4,995          459          154       26,752
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................         (536)       (3,522)        (252)           4      (36,519)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....          191         1,465          193          192       (2,272)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........          351           307          130          261        8,343
   Contract redemptions ........................................           --            --          (20)          --      (94,496)
   Net transfers (including mortality transfers) ...............       (4,789)      (30,050)      (4,500)      (6,581)     185,761
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .........................       (4,438)      (29,743)      (4,390)      (6,320)      99,608
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....................       (4,247)      (28,278)      (4,197)      (6,128)      97,336
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................        4,247        28,278        4,197        6,128      226,958
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................................  $        --  $         --  $        --  $        --  $   324,294
===================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

LORD ABBETT
SERIES FUND                                                                                                   NORTHERN LIGHTS
(CONTINUED)                            NEUBERGER BERMAN ADVISER MANAGEMENT TRUST                              VARIABLE TRUST
-----------   ---------------------------------------------------------------------------------------------   ----------------
                   LEHMAN            LEHMAN
                  BROTHERS          BROTHERS
 GROWTH AND         HIGH         SHORT DURATION               MID-CAP                             SOCIALLY          JNF
   INCOME     INCOME BOND (m)*      BOND (n)*     FASCIANO    GROWTH      PARTNERS    REGENCY    RESPONSIVE    BALANCED (k)*
------------------------------------------------------------------------------------------------------------------------------
$    12,519   $         14        $        4,136   $     --   $      --   $   3,737   $     569   $        3   $       129,004

     11,197              1                 1,573        100         728       6,015       1,266           37            74,793
-------------------------------------------------------------------------------------------------------------------------------
      1,322             13                 2,563       (100)       (728)     (2,278)       (697)         (34)           54,211
-------------------------------------------------------------------------------------------------------------------------------

    121,122             --                (1,834)        14      14,922      27,028       7,337          275            (3,757)

      4,695             --                    --         --          --       1,940         589           12                --

     64,338             --                    --        128          --      56,544       2,830           --                --
-------------------------------------------------------------------------------------------------------------------------------
    190,155             --                (1,834)       142      14,922      85,512      10,756          287            (3,757)
-------------------------------------------------------------------------------------------------------------------------------

   (162,288)           (15)                5,115       (710)     (4,122)    (36,518)     (7,618)           4          (279,728)
-------------------------------------------------------------------------------------------------------------------------------
$    29,189   $         (2)       $        5,844   $   (668)  $  10,072   $  46,716   $   2,441   $      257   $      (229,274)
===============================================================================================================================

==============================================================================================================================

LORD ABBETT
SERIES FUND                                                                                                   NORTHERN LIGHTS
(CONTINUED)                            NEUBERGER BERMAN ADVISER MANAGEMENT TRUST                              VARIABLE TRUST
-----------   ---------------------------------------------------------------------------------------------   ----------------
                   LEHMAN            LEHMAN
                  BROTHERS          BROTHERS
 GROWTH AND         HIGH         SHORT DURATION               MID-CAP                             SOCIALLY          JNF
   INCOME     INCOME BOND (m)*      BOND (n)*     FASCIANO    GROWTH      PARTNERS    REGENCY    RESPONSIVE    BALANCED (k)*
------------------------------------------------------------------------------------------------------------------------------

$     1,322   $         13       $        2,563   $   (100)  $    (728)  $  (2,278)  $    (697)  $      (34)  $        54,211
    190,155             --               (1,834)       142      14,922      85,512      10,756          287            (3,757)

   (162,288)           (15)               5,115       (710)     (4,122)    (36,518)     (7,618)           4          (279,728)
------------------------------------------------------------------------------------------------------------------------------
     29,189             (2)               5,844       (668)     10,072      46,716       2,441          257          (229,274)
------------------------------------------------------------------------------------------------------------------------------
     89,253            143                9,808         --      12,068      17,344      13,592          810           334,990
   (347,977)            --              (32,471)        --        (112)    (60,514)    (66,857)        (619)         (685,531)
    (29,745)            --               (6,404)    10,018      31,313     (38,688)      5,455         (959)       11,334,714
------------------------------------------------------------------------------------------------------------------------------

   (288,469)           143              (29,067)    10,018      43,269     (81,858)    (47,810)        (768)       10,984,173
------------------------------------------------------------------------------------------------------------------------------
   (259,280)           141              (23,223)     9,350      53,341     (35,142)    (45,369)        (511)       10,754,899
------------------------------------------------------------------------------------------------------------------------------
  1,271,788             42              169,496      7,268      52,154     590,729     170,617        4,491                --
------------------------------------------------------------------------------------------------------------------------------
$ 1,012,508   $        183       $      146,273   $ 16,618   $ 105,495   $ 555,587   $ 125,248   $    3,980   $    10,754,899
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                   NORTHERN LIGHTS
                                                                      VARIABLE
                                                                  TRUST (CONTINUED)         PIMCO VARIABLE INSURANCE TRUST
                                                                  -----------------   ----------------------------------------------
                                                                                                                          FOREIGN
                                                                                                 COMMODITY-   EMERGING     BOND
                                                                           JNF           ALL     REALRETURN    MARKETS   US DOLLAR-
                                                                       EQUITY (k)*      ASSET     STRATEGY      BOND       HEDGED
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......      $           --     $  29    $      490   $    649   $       --
Expenses:
   Mortality and expense risk fees ............................             742,647        10            55        114           --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................            (742,647)       19           435        535           --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .........................            (589,549)      (48)       (1,606)      (562)          --
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................                  --        --            --         64           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................                  --        --            --        102           --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ................................................            (589,549)      (48)       (1,606)      (396)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................         (10,399,905)      126         1,806       (246)          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...      $  (11,732,101)    $  97    $      635   $   (107)  $       --
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                   NORTHERN LIGHTS
                                                                      VARIABLE
                                                                  TRUST (CONTINUED)         PIMCO VARIABLE INSURANCE TRUST
                                                                  -----------------   ----------------------------------------------
                                                                                                                          FOREIGN
                                                                                                 COMMODITY-   EMERGING     BOND
                                                                         JNF             ALL     REALRETURN    MARKETS   US DOLLAR-
                                                                     EQUITY (k)*        ASSET     STRATEGY      BOND       HEDGED
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................      $     (742,647)  $     19   $      435   $    535   $       --
   Net realized gain (loss) on investments in portfolio
      shares ..................................................            (589,549)       (48)      (1,606)      (396)          --
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................         (10,399,905)       126        1,806       (246)          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...         (11,732,101)        97          635       (107)          --
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........           1,247,424         --           --          1           27
   Contract redemptions .......................................          (8,387,089)    (3,049)     (13,703)        --           --
   Net transfers (including mortality transfers) ..............         116,452,089         --        1,626      8,583           --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................         109,312,424     (3,049)     (12,077)     8,584           27
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................          97,580,323     (2,952)     (11,442)     8,477           27
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................                  --      2,952       13,786         --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................      $   97,580,323   $     --   $    2,344   $  8,477   $       27
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================

                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                   REALESTATE-
GLOBAL BOND     HIGH       LONG TERM        LOW         MONEY      REALRETURN       REAL       SHORT-    STOCKPLUS(R)
  UNHEDGED      YIELD    US GOVERNMENT   DURATION      MARKET       STRATEGY       RETURN      TERM      TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------
$       467   $    317   $       1,045   $    219   $    336,619   $     2,916   $  11,270   $   5,084   $          2

        138         47             230         48         70,788           131       2,416       1,088             --
----------------------------------------------------------------------------------------------------------------------
        329        270             815        171        265,831         2,785       8,854       3,996              2
----------------------------------------------------------------------------------------------------------------------

     (1,933)       244           1,750        169             --        (5,717)    (10,575)       (331)            --

         97         --              --         --             --            --         512          --              5

         92         --              --         --             --            --           2          --              6
----------------------------------------------------------------------------------------------------------------------
     (1,744)       244           1,750        169             --        (5,717)    (10,061)       (331)            11
----------------------------------------------------------------------------------------------------------------------

          2       (191)            726         --             --        (1,406)     23,739          91            (15)
----------------------------------------------------------------------------------------------------------------------
$    (1,413)  $    323   $       3,291   $    340   $    265,831   $    (4,338)  $  22,532   $   3,756   $         (2)
======================================================================================================================

======================================================================================================================

                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                   REALESTATE-
GLOBAL BOND     HIGH       LONG TERM        LOW         MONEY      REALRETURN       REAL       SHORT-    STOCKPLUS(R)
  UNHEDGED      YIELD    US GOVERNMENT   DURATION      MARKET       STRATEGY       RETURN      TERM      TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------
$       329   $    270   $         815   $    171   $    265,831   $    2,785    $   8,854   $   3,996   $          2
     (1,744)       244           1,750        169             --       (5,717)     (10,061)       (331)            11

          2       (191)            726         --             --       (1,406)      23,739          91            (15)
----------------------------------------------------------------------------------------------------------------------
     (1,413)       323           3,291        340        265,831       (4,338)      22,532       3,756             (2)
----------------------------------------------------------------------------------------------------------------------

        108        224             264         --        330,991          181       10,282       8,590            216
         --         --          (4,961)    (5,031)    (1,018,337)          --      (69,016)    (60,302)            --
      1,343     (5,082)         53,071      4,691      9,544,495       96,269       93,546      96,218             --
----------------------------------------------------------------------------------------------------------------------
      1,451     (4,858)         48,374       (340)     8,857,149       96,450       34,812      44,506            216
----------------------------------------------------------------------------------------------------------------------
         38     (4,535)         51,665         --      9,122,980       92,112       57,344      48,262            214
----------------------------------------------------------------------------------------------------------------------
        443      8,287              --         --        248,254           --      165,624      82,532             --
----------------------------------------------------------------------------------------------------------------------
$       481   $  3,752   $      51,665   $     --   $  9,371,234   $   92,112    $ 222,968   $ 130,794   $        214
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                         PIMCO
                                                                       VARIABLE
                                                                       INSURANCE
                                                                         TRUST
                                                                      (CONTINUED)         PIONEER VARIABLE CONTRACTS TRUST
                                                                     ------------  ------------------------------------------------

                                                                         TOTAL        CORE       CULLEN    EMERGING       EQUITY
                                                                        RETURN     BOND (ag)*     VALUE     MARKETS       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........  $     11,855  $      198   $     --   $     336   $     9,329
Expenses:
   Mortality and expense risk fees ................................         2,472          47         --       2,427         4,015
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..............................         9,383         151         --      (2,091)        5,314
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..............................           506         391         --       2,782        27,594
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..............................            --          --         --         478           565
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..............................            --          --         --       9,529        12,503
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares ..           506         391         --      12,789        40,662
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................        13,484          --         --       8,012       (43,033)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........  $     23,373  $      542   $     --   $  18,710   $     2,943
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                         PIMCO
                                                                       VARIABLE
                                                                       INSURANCE
                                                                         TRUST
                                                                      (CONTINUED)         PIONEER VARIABLE CONTRACTS TRUST
                                                                     ------------  ------------------------------------------------

                                                                         TOTAL        CORE       CULLEN    EMERGING       EQUITY
                                                                        RETURN     BOND (ag)*     VALUE     MARKETS       INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................  $      9,383  $      151   $     --   $  (2,091)  $     5,314
   Net realized gain (loss) on investments in portfolio shares ....           506         391         --      12,789        40,662
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..............................        13,484          --         --       8,012       (43,033)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........        23,373         542         --      18,710         2,943
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............        40,908         441         10      15,270        16,865
   Contract redemptions ...........................................       (66,288)         --         --      (5,559)     (144,713)
   Net transfers (including mortality transfers) ..................       144,919        (983)        --     690,902        86,362
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..............................       119,539        (542)        10     700,613       (41,486)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ........................       142,912          --         10     719,323       (38,543)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................       183,230          --         --      60,045       392,221
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ....................................  $    326,142  $       --   $     10   $ 779,368   $   353,678
===================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                                                 ROYCE
            PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                      CAPITAL FUND             RYDEX VARIABLE TRUST
--------------------------------------------------------------------   -------------------------   ----------------------------
                                                                                                                     ABSOLUTE
                 GLOBAL        HIGH       INTERNATIONAL     MID CAP                                CLS ADVISORONE     RETURN
    FUND       HIGH YIELD      YIELD          VALUE          VALUE       MICRO-CAP     SMALL-CAP       AMERIGO      STRATEGIES
-------------------------------------------------------------------------------------------------------------------------------
$        193   $      660   $     3,525   $          20   $       61   $     10,573   $      260   $            8   $       28

         211           91           692              89           78          7,131        5,652               20           44
-------------------------------------------------------------------------------------------------------------------------------
         (18)         569         2,833             (69)         (17)         3,442       (5,392)             (12)         (16)
-------------------------------------------------------------------------------------------------------------------------------

       2,706          228         2,458              99            2         31,130       39,135                6         (863)

          --            7             6              --          172         17,325        7,443               51            4

          --            6            51              70          917         42,925       15,199               26            3
-------------------------------------------------------------------------------------------------------------------------------
       2,706          241         2,515             169        1,091         91,380       61,777               83         (856)
-------------------------------------------------------------------------------------------------------------------------------

      (2,237)          --        (3,173)           (243)      (1,665)       (75,874)     (66,175)             164          477
-------------------------------------------------------------------------------------------------------------------------------
$        451   $      810   $     2,175   $        (143)  $     (591)  $     18,948   $   (9,790)  $          235   $     (395)
===============================================================================================================================

===============================================================================================================================

                                                                                 ROYCE
            PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                      CAPITAL FUND             RYDEX VARIABLE TRUST
--------------------------------------------------------------------   -------------------------   ----------------------------
                                                                                                                     ABSOLUTE
                 GLOBAL        HIGH       INTERNATIONAL     MID CAP                                CLS ADVISORONE     RETURN
    FUND       HIGH YIELD      YIELD          VALUE          VALUE       MICRO-CAP     SMALL-CAP       AMERIGO      STRATEGIES
-------------------------------------------------------------------------------------------------------------------------------
$        (18)  $      569   $     2,833   $         (69)  $      (17)  $      3,442   $   (5,392)  $          (12)  $      (16)
       2,706          241         2,515             169        1,091         91,380       61,777               83         (856)

      (2,237)          --        (3,173)           (243)      (1,665)       (75,874)     (66,175)             164          477
-------------------------------------------------------------------------------------------------------------------------------
         451          810         2,175            (143)        (591)        18,948       (9,790)             235         (395)
-------------------------------------------------------------------------------------------------------------------------------

       2,154           77         2,901             747        3,602         64,032       48,809               (4)          --
      (3,685)         (68)       (1,569)             --           --        (45,972)     (64,480)              --         (326)
      (1,106)        (819)       29,445          20,671        7,178            305      (48,543)              --      (62,562)
-------------------------------------------------------------------------------------------------------------------------------

      (2,637)        (810)       30,777          21,418       10,780         18,365      (64,214)              (4)     (62,888)
-------------------------------------------------------------------------------------------------------------------------------
      (2,186)          --        32,952          21,275       10,189         37,313      (74,004)             231      (63,283)
-------------------------------------------------------------------------------------------------------------------------------
      20,789           --        57,924             475        1,523        665,558      569,098            1,830       64,036
-------------------------------------------------------------------------------------------------------------------------------
$     18,603   $       --   $    90,876   $      21,750   $   11,712   $    702,871   $  495,094   $        2,061   $      753
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------

                                                                              BASIC                       COMMODITIES     CONSUMER
                                                                 BANKING    MATERIALS    BIOTECHNOLOGY   STRATEGY (o)*    PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $    533   $       554   $          --   $          --   $      439
Expenses:
   Mortality and expense risk fees ...........................        84         2,680             284             201          448
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................       449        (2,126)           (284)           (201)          (9)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .........................    (1,849)       52,820             574            (624)       5,639
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................        --        18,214              --              --        1,176
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................        --        11,993              --              --          715
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ................................................    (1,849)       83,027             574            (624)       7,530
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................      (441)      (26,041)            726             514       (4,428)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...  $ (1,841)  $    54,860   $       1,016   $        (311)  $    3,093
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------

                                                                              BASIC                       COMMODITIES     CONSUMER
                                                                 BANKING    MATERIALS    BIOTECHNOLOGY   STRATEGY (o)*    PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $    449   $    (2,126)  $        (284)  $        (201)  $       (9)
   Net realized gain (loss) on investments in portfolio
     shares ..................................................    (1,849)       83,027             574            (624)       7,530
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      (441)      (26,041)            726             514       (4,428)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...    (1,841)       54,860           1,016            (311)       3,093
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......        75         3,333             989           1,760        7,415
   Contract redemptions ......................................      (222)       (7,413)           (407)             --          (18)
   Net transfers (including mortality transfers) .............    17,608       324,109          (3,135)          3,130      (68,950)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................    17,461       320,029          (2,553)          4,890      (61,553)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets ........................    15,620       374,889          (1,537)          4,579      (58,460)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................    11,828       102,564          26,984           8,335       84,882
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ...............................  $ 27,448   $   477,453   $      25,447   $      12,914   $   26,422
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                             ESSENTIAL                                   GOVERNMENT
       DOW                                       ENERGY      PORTFOLIO    EUROPE 1.25X   FINANCIAL        LONG BOND         HEALTH
2X STRATEGY (p)*   ELECTRONICS     ENERGY       SERVICES    AGGRESSIVE   STRATEGY (q)*    SERVICES   1.2X STRATEGY (r)*      CARE
------------------------------------------------------------------------------------------------------------------------------------
$            270   $        --   $       --   $        --   $       --   $      1,933    $      12   $            2,411   $      --

             239           504        6,602        11,221            3            675            4                  691       1,156
------------------------------------------------------------------------------------------------------------------------------------
              31          (504)      (6,602)      (11,221)          (3)         1,258            8                1,720      (1,156)
------------------------------------------------------------------------------------------------------------------------------------

          (3,109)       (4,607)     (48,794)      101,104         (345)         6,946           --                6,983       3,262

           2,704            --        1,875         2,036           --          6,870           34                   --       1,881

             175            --       78,984        79,521           --            964           32                   --          99
------------------------------------------------------------------------------------------------------------------------------------
            (230)       (4,607)      32,065       182,661         (345)        14,780           66                6,983       5,242
------------------------------------------------------------------------------------------------------------------------------------

          (2,358)       (7,584)     149,292       149,899           --        (10,101)        (168)                (210)      1,022
------------------------------------------------------------------------------------------------------------------------------------
$         (2,557)  $   (12,695)  $  174,755   $   321,339   $     (348)  $      5,937    $     (94)  $            8,493   $   5,108
====================================================================================================================================

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                             ESSENTIAL                                   GOVERNMENT
       DOW                                       ENERGY      PORTFOLIO    EUROPE 1.25X   FINANCIAL        LONG BOND         HEALTH
2X STRATEGY (p)*   ELECTRONICS     ENERGY       SERVICES    AGGRESSIVE   STRATEGY (q)*    SERVICES   1.2X STRATEGY (r)*      CARE
------------------------------------------------------------------------------------------------------------------------------------
$             31   $      (504)  $   (6,602)  $   (11,221)  $       (3)  $       1,258   $       8   $            1,720   $  (1,156)
            (230)       (4,607)      32,065       182,661         (345)         14,780          66                6,983       5,242

          (2,358)       (7,584)     149,292       149,899           --         (10,101)       (168)                (210)      1,022
------------------------------------------------------------------------------------------------------------------------------------
          (2,557)      (12,695)     174,755       321,339         (348)          5,937         (94)               8,493       5,108
------------------------------------------------------------------------------------------------------------------------------------

             360            --       66,659        83,507           --               3         425                2,277       1,808
            (968)       (2,860)     (17,543)      (19,926)          --            (264)        (27)              (1,341)     (1,254)
          24,626        60,581       65,412       571,574          348          44,199          --               21,325       3,130
------------------------------------------------------------------------------------------------------------------------------------

          24,018        57,721      114,528       635,155          348          43,938         398               22,261       3,684
------------------------------------------------------------------------------------------------------------------------------------
          21,461        45,026      289,283       956,494           --          49,875         304               30,754       8,792
------------------------------------------------------------------------------------------------------------------------------------
          24,786        12,262      565,566       645,379           --          41,284         212               65,952     104,495
------------------------------------------------------------------------------------------------------------------------------------
$         46,247   $    57,288   $  854,849   $ 1,601,873   $       --   $      91,159   $     516   $           96,706   $ 113,287
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                  -----------------------------------------------------------------
                                                                                                          INVERSE
                                                                                        INVERSE          GOVERNMENT      INVERSE
                                                                  HEDGED                  DOW            LONG BOND       MID-CAP
                                                                  EQUITY   INTERNET  2X STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $   --   $     --     $      89        $    108         $  33
Expenses:
   Mortality and expense risk fees ............................        3         61           142              56             8
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................       (3)       (61)          (53)             52            25
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................     (250)    (2,119)      (10,331)           (989)          (38)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................       --         --            --              --            --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................       --         --            --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ................................................     (250)    (2,119)      (10,331)           (989)          (38)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       --         --           259            (100)            2
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $ (253)  $ (2,180)    $ (10,125)       $ (1,037)        $ (11)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                  -----------------------------------------------------------------
                                                                                                          INVERSE
                                                                                        INVERSE          GOVERNMENT      INVERSE
                                                                  HEDGED                  DOW            LONG BOND       MID-CAP
                                                                  EQUITY   INTERNET  2X STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $   (3)  $    (61)    $     (53)       $     52         $  25
   Net realized gain (loss) on investments in portfolio
      shares ..................................................     (250)    (2,119)      (10,331)           (989)          (38)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................       --         --           259            (100)            2
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...     (253)    (2,180)      (10,125)         (1,037)          (11)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........       --         --            --              61           422
   Contract redemptions .......................................       --         --            --              --            --
   Net transfers (including mortality transfers) ..............      253      2,180         7,953            (440)            3
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ..................................      253      2,180         7,953            (379)          425
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ...................       --         --        (2,172)         (1,416)          414
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       --         --         3,952           3,636           582
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...............................   $   --   $     --     $   1,780        $  2,220         $ 996
===================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------

                      INVERSE        INVERSE
   INVERSE OTC      RUSSELL 2000     S&P 500       JAPAN 1.25X     LARGE-CAP    LARGE-CAP                MID CAP 1.5X    MID-CAP
   STRATEGY (v)*   STRATEGY (w)*   STRATEGY (x)*   STRATEGY (y)*    GROWTH        VALUE      LEISURE    STRATEGY (z)*    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
     $      --       $     287       $   3,136       $   1,418     $      --   $    1,453   $      --     $     909     $     --

           146             276             860             302           154        1,632         137           676           60
---------------------------------------------------------------------------------------------------------------------------------
          (146)             11           2,276           1,116          (154)        (179)       (137)          233          (60)
---------------------------------------------------------------------------------------------------------------------------------

        (2,327)        (11,378)        (11,663)         (4,585)          (30)      15,847       1,715        (4,092)         240

            --              --              --              --           191        6,819       1,184         1,960          459

            --              --              --              --            69        3,941         349         4,910          395
---------------------------------------------------------------------------------------------------------------------------------
        (2,327)        (11,378)        (11,663)         (4,585)          230       26,607       3,248         2,778        1,094
---------------------------------------------------------------------------------------------------------------------------------

            --              (5)          8,674           1,463           157      (24,483)     (2,595)       (2,113)      (1,240)
---------------------------------------------------------------------------------------------------------------------------------
     $  (2,473)      $ (11,372)      $    (713)      $  (2,006)    $     233   $    1,945   $     516     $     898     $   (206)
=================================================================================================================================

=================================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------

                      INVERSE        INVERSE
   INVERSE OTC      RUSSELL 2000     S&P 500       JAPAN 1.25X     LARGE-CAP    LARGE-CAP                MID CAP 1.5X    MID-CAP
   STRATEGY (v)*   STRATEGY (w)*   STRATEGY (x)*   STRATEGY (y)*    GROWTH        VALUE      LEISURE    STRATEGY (z)*    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
     $    (146)      $      11       $   2,276       $   1,116     $    (154)  $     (179)  $    (137)    $     233     $    (60)
        (2,327)        (11,378)        (11,663)         (4,585)          230       26,607       3,248         2,778        1,094

            --              (5)          8,674           1,463           157      (24,483)     (2,595)       (2,113)      (1,240)
---------------------------------------------------------------------------------------------------------------------------------
        (2,473)        (11,372)           (713)         (2,006)          233        1,945         516           898         (206)
---------------------------------------------------------------------------------------------------------------------------------

            --               1              --              --         5,855        3,442        (664)        1,388        6,659
            --             (20)            (20)           (181)           (3)     (84,393)       (523)      (58,088)          --
       (47,414)        (20,331)         (1,355)        (43,498)       (6,635)    (109,737)    (19,160)       86,359        3,541
---------------------------------------------------------------------------------------------------------------------------------

       (47,414)        (20,350)         (1,375)        (43,679)         (783)    (190,688)    (20,347)       29,659       10,200
---------------------------------------------------------------------------------------------------------------------------------
       (49,887)        (31,722)         (2,088)        (45,685)         (550)    (188,743)    (19,831)       30,557        9,994
---------------------------------------------------------------------------------------------------------------------------------
        49,887          36,417          62,668          69,966        12,307      265,335      28,595        26,763        1,757
---------------------------------------------------------------------------------------------------------------------------------
     $      --       $   4,695       $  60,580       $  24,281     $  11,757   $   76,592   $   8,764     $  57,320     $ 11,751
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   ----------------------------------------------------------------
                                                                    MID-CAP    MULTI-CAP                   OTC 2X
                                                                     VALUE    CORE EQUITY     NOVA      STRATEGY (aa)*      OTC
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $    125     $    1      $     847     $     401      $     147
Expenses:
   Mortality and expense risk fees .............................        142          3            665           500          2,265
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................        (17)        (2)           182           (99)        (2,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .........................................     (1,788)       (64)         7,996        (6,891)        33,203
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................         --         12             --            --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................          6          6             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares .................................................     (1,782)       (46)         7,996        (6,891)        33,203
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................     (1,651)       (52)        (5,277)       (9,249)         2,564
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....   $ (3,450)    $ (100)     $   2,901     $ (16,239)     $  33,649
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   ----------------------------------------------------------------
                                                                    MID-CAP    MULTI-CAP                   OTC 2X
                                                                     VALUE    CORE EQUITY     NOVA      STRATEGY (aa)*      OTC
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $    (17)    $   (2)     $     182     $     (99)     $  (2,118)
   Net realized gain (loss) on investments in portfolio
      shares ...................................................     (1,782)       (46)         7,996        (6,891)        33,203
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................     (1,651)       (52)        (5,277)       (9,249)         2,564
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....     (3,450)      (100)         2,901       (16,239)        33,649
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........        954         --            866           338         10,744
   Contract redemptions ........................................        (71)        --           (141)       (2,310)       (66,342)
   Net transfers (including mortality transfers) ...............     (2,002)       316        (32,026)      136,392         51,941
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ...................................     (1,119)       316        (31,301)      134,420         (3,657)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....................     (4,569)       216        (28,400)      118,181         29,992
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................     10,668         --         87,906         6,133        212,788
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................................   $  6,099     $  216      $  59,506     $ 124,314      $ 242,780
===================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                          RUSSELL          RUSSELL
   PRECIOUS       REAL                   2000 1.5X         2000 2X         S&P 500 2X       SECTOR     SMALL-CAP   SMALL-CAP
    METALS       ESTATE    RETAILING   STRATEGY (ab)*   STRATEGY (ac)*   STRATEGY (ad)*    ROTATION     GROWTH       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   $      --   $   1,414   $      --   $     4,258      $        --      $       156    $        --   $      --   $      340

       3,407         970          40         2,476               65              181            480          126       1,729
-----------------------------------------------------------------------------------------------------------------------------
      (3,407)        444         (40)        1,782              (65)             (25)          (480)        (126)     (1,389)
-----------------------------------------------------------------------------------------------------------------------------

      79,374      (2,879)        410        28,255          (13,055)           1,633          3,425          441       8,077

          --       3,526          --            --               --            1,339          6,232          494      14,370

          --       3,526          --        14,292               --              328          2,584          349      10,006
-----------------------------------------------------------------------------------------------------------------------------
      79,374       4,173         410        42,547          (13,055)           3,300         12,241        1,284      32,453
-----------------------------------------------------------------------------------------------------------------------------

     (12,848)    (16,855)        215       (61,156)            (250)          (2,602)        (3,315)      (1,584)    (60,322)
-----------------------------------------------------------------------------------------------------------------------------
   $  63,119   $ (12,238)  $     585   $   (16,827)     $   (13,370)     $       673    $     8,446   $     (426) $  (29,258)
=============================================================================================================================

=============================================================================================================================

                                                RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                          RUSSELL          RUSSELL
   PRECIOUS       REAL                   2000 1.5X         2000 2X         S&P 500 2X       SECTOR     SMALL-CAP   SMALL-CAP
    METALS       ESTATE    RETAILING   STRATEGY (ab)*   STRATEGY (ac)*   STRATEGY (ad)*    ROTATION     GROWTH       VALUE
-----------------------------------------------------------------------------------------------------------------------------
   $  (3,407)  $     444   $     (40)    $   1,782        $     (65)       $     (25)     $    (480)   $    (126)  $  (1,389)
      79,374       4,173         410        42,547          (13,055)           3,300         12,241        1,284      32,453

     (12,848)    (16,855)        215       (61,156)            (250)          (2,602)        (3,315)      (1,584)    (60,322)
-----------------------------------------------------------------------------------------------------------------------------
      63,119     (12,238)        585       (16,827)         (13,370)             673          8,446         (426)    (29,258)
-----------------------------------------------------------------------------------------------------------------------------

       3,243       8,144          --           193             (130)           9,164         39,378          560       7,775
      (2,309)     (9,832)         --          (259)              --             (552)           (15)          --      (3,445)
     (92,244)    (27,948)    (10,143)      (78,911)          53,616          (21,656)        45,568      (17,270)    (59,578)
-----------------------------------------------------------------------------------------------------------------------------

     (91,310)    (29,636)    (10,143)      (78,977)          53,486          (13,044)        84,931      (16,710)    (55,248)
-----------------------------------------------------------------------------------------------------------------------------
     (28,191)    (41,874)     (9,558)      (95,804)          40,116          (12,371)        93,377      (17,136)    (84,506)
-----------------------------------------------------------------------------------------------------------------------------
     353,384      84,683       9,558       294,119               --           28,085         13,999       27,529     206,631
-----------------------------------------------------------------------------------------------------------------------------
   $ 325,193   $  42,809   $      --     $ 198,315        $  40,116        $  15,714      $ 107,376    $  10,393   $ 122,125
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                                                                                            U.S.
                                                          STRENGTHENING                                                  GOVERNMENT
                                                            DOLLAR 2X                       TELE-                          MONEY
                                                         STRATEGY (ae)*   TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..........................................   $           --   $       --   $          177   $           --   $   13,037
Expenses:
   Mortality and expense risk fees ...................               31          133            1,146              240        3,439
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ................              (31)        (133)            (969)            (240)       9,598
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................              142        1,435           14,943           (6,136)          --
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ..........................................               --           --               --               --           --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............               --           --               --               --           --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ..............................              142        1,435           14,943           (6,136)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .................               --         (581)          (4,380)             267           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ....................................   $          111   $      721   $        9,594   $       (6,109)  $    9,598
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                                                                                            U.S.
                                                          STRENGTHENING                                                  GOVERNMENT
                                                            DOLLAR 2X                       TELE-                          MONEY
                                                         STRATEGY (ae)*   TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $          (31)  $     (133)  $         (969)  $         (240)  $    9,598
   Net realized gain (loss) on investments in
     portfolio shares ................................              142        1,435           14,943           (6,136)          --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..............               --         (581)          (4,380)             267           --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ....................................              111          721            9,594           (6,109)       9,598
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .......................................              (30)         398              (11)              --      148,976
   Contract redemptions ..............................               --       (3,003)          (1,634)            (530)     (36,504)
   Net transfers (including mortality transfers) .....              (81)       9,267            2,877           (1,283)    (168,735)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................             (111)       6,662            1,232           (1,813)     (56,263)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...........               --        7,383           10,826           (7,922)     (46,665)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................               --        1,407           89,684            7,922      323,313
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .......................   $           --   $    8,790   $      100,510   $           --   $  276,648
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                     THIRD
                                                                    AVENUE
                                                                   VARIABLE
RYDEX VARIABLE TRUST (CONTINUED)       SELIGMAN PORTFOLIOS       SERIES TRUST            VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------   ---------------------------   ------------   ---------------------------------------------------
                WEAKENING          COMMUNICATIONS
                DOLLAR 2X               AND           GLOBAL                    ABSOLUTE                 EMERGING         HARD
UTILITIES     STRATEGY (af)*        INFORMATION     TECHNOLOGY       VALUE       RETURN      BOND         MARKETS        ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
$   1,360   $            175       $           --   $       --   $     20,337   $      8   $   8,170   $      3,053   $      1,002

      970                 63                  965          949          9,496         21       1,450          8,714         11,400
-----------------------------------------------------------------------------------------------------------------------------------
      390                112                 (965)        (949)        10,841        (13)      6,720         (5,661)       (10,398)
-----------------------------------------------------------------------------------------------------------------------------------

    9,416                220               13,000       24,230         81,150        (71)     (1,142)        73,820        100,948

    4,299                 --                   --           --            867         12          --         47,576         29,015

    4,879                 --                   --           --         57,746         14          --         73,017         68,740
-----------------------------------------------------------------------------------------------------------------------------------
   18,594                220               13,000       24,230        139,763        (45)     (1,142)       194,413        198,703
-----------------------------------------------------------------------------------------------------------------------------------

   (9,095)              (179)              (1,031)      (8,416)      (206,206)         5       4,989         26,806        210,166
-----------------------------------------------------------------------------------------------------------------------------------
$   9,889   $            153       $       11,004   $   14,865   $    (55,602)  $    (53)  $  10,567   $    215,558   $    398,471
===================================================================================================================================

===================================================================================================================================

                                                                     THIRD
                                                                    AVENUE
                                                                   VARIABLE
RYDEX VARIABLE TRUST (CONTINUED)       SELIGMAN PORTFOLIOS       SERIES TRUST            VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------   ---------------------------   ------------   ---------------------------------------------------
                WEAKENING          COMMUNICATIONS
                DOLLAR 2X               AND           GLOBAL                    ABSOLUTE                 EMERGING         HARD
UTILITIES     STRATEGY (af)*        INFORMATION     TECHNOLOGY       VALUE       RETURN      BOND         MARKETS        ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
$     390   $            112       $         (965)  $     (949)  $     10,841   $    (13)  $   6,720   $     (5,661)  $    (10,398)
   18,594                220               13,000       24,230        139,763        (45)     (1,142)       194,413        198,703

   (9,095)              (179)              (1,031)      (8,416)      (206,206)         5       4,989         26,806        210,166
-----------------------------------------------------------------------------------------------------------------------------------
    9,889                153               11,004       14,865        (55,602)       (53)     10,567        215,558        398,471
-----------------------------------------------------------------------------------------------------------------------------------

    8,150              1,321                2,589        2,481        131,398         82       1,318         38,951         85,791
  (20,797)                --              (14,045)     (81,597)      (101,757)      (195)    (20,019)       (61,820)       (95,355
    7,319             (1,352)              48,947        9,102        137,627      4,857      67,367        435,571        211,424
-----------------------------------------------------------------------------------------------------------------------------------

   (5,328)               (31)              37,491      (70,014)       167,268      4,744      48,666        412,702        201,860
-----------------------------------------------------------------------------------------------------------------------------------
    4,561                122               48,495      (55,149)       111,666      4,691      59,233        628,260        600,331
-----------------------------------------------------------------------------------------------------------------------------------
   66,496              1,432               74,010      119,896        781,655      1,004     132,878        696,989        897,723
-----------------------------------------------------------------------------------------------------------------------------------
$  71,057   $          1,554       $      122,505   $   64,747   $    893,321   $  5,695   $ 192,111   $  1,325,249   $  1,498,054
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

================================================================================================================================

                                                                   VAN ECK
                                                                  WORLDWIDE
                                                                  INSURANCE
                                                                    TRUST                WELLS FARGO
                                                                 (CONTINUED)          ADVANTAGE VT FUNDS
                                                                 -----------   --------------------------------  ---------------
                                                                    REAL                                            COMBINED
                                                                   ESTATE        DISCOVERY       OPPORTUNITY          TOTAL
---------------------------------------------------------------------------------------------------------------  ---------------
Investment income:
   Income dividends from investments in portfolio shares .....   $     3,201   $          --   $         4,497   $    1,401,652
Expenses:
   Mortality and expense risk fees ...........................         2,765           6,609             8,009        1,930,641
---------------------------------------------------------------------------------------------------------------  ---------------
      Net investment income (expense) ........................           436          (6,609)           (3,512)        (528,989)
---------------------------------------------------------------------------------------------------------------  ---------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........................        15,254          92,249            39,003       28,285,478
   Net realized short-term capital gain distributions from
      investments in portfolio shares ........................            78              --            13,723          514,664
   Net realized long-term capital gain distributions from
      investments in portfolio shares ........................        30,761              --            91,652       14,608,540
---------------------------------------------------------------------------------------------------------------  ---------------
      Net realized gain (loss) on investments in portfolio
        shares ...............................................        46,093          92,249           144,378       43,408,682
---------------------------------------------------------------------------------------------------------------  ---------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................       (44,420)         41,292          (105,226)     (38,431,131)
---------------------------------------------------------------------------------------------------------------  ---------------
      Net increase (decrease) in net assets from operations ..   $     2,109   $     126,932   $        35,640   $    4,448,562
===============================================================================================================  ===============

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

================================================================================================================================

                                                                   VAN ECK
                                                                  WORLDWIDE
                                                                  INSURANCE
                                                                    TRUST                 WELLS FARGO
                                                                 (CONTINUED)           ADVANTAGE VT FUNDS
                                                                 -----------   --------------------------------  ---------------
                                                                    REAL                                            COMBINED
                                                                   ESTATE        DISCOVERY       OPPORTUNITY         TOTAL
---------------------------------------------------------------------------------------------------------------  ---------------
Changes from operations:
   Net investment income (expense) ...........................   $       436   $      (6,609)  $        (3,512)  $     (528,989)
   Net realized gain (loss) on investments in portfolio
      shares .................................................        46,093          92,249           144,378       43,408,682
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................       (44,420)         41,292          (105,226)     (38,431,131)
---------------------------------------------------------------------------------------------------------------  ---------------
     Net increase (decrease) in net assets from operations ...         2,109         126,932            35,640        4,448,562
---------------------------------------------------------------------------------------------------------------  ---------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......        27,492          25,145            69,291        7,142,384
   Contract redemptions ......................................        (9,525)        (46,911)          (65,650)     (25,556,156)
   Net transfers (including mortality transfers) .............       (14,339)        (37,577)           69,265       (1,586,933)
---------------------------------------------------------------------------------------------------------------  ---------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................         3,628         (59,343)           72,906      (20,000,705)
---------------------------------------------------------------------------------------------------------------  ---------------
     Net increase (decrease) in net assets ...................         5,737          67,589           108,546      (15,552,143)
---------------------------------------------------------------------------------------------------------------  ---------------
Net assets, beginning of period ..............................       240,649         587,800           805,750      208,140,060
---------------------------------------------------------------------------------------------------------------  ---------------
     Net assets, end of period ...............................   $   246,386   $     655,389   $       914,296   $  192,587,917
===============================================================================================================  ===============

   The accompanying notes are an integral part of these financial statements.

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================

                                                                                  40|86 SERIES TRUST
                                                       --------------------------------------------------------------------------
                                                                                            FIXED         GOVERNMENT     HIGH
                                                          BALANCED         EQUITY           INCOME        SECURITIES   YIELD (a)
                                                       --------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ........................................   $     208,112   $        664,174   $     312,190   $   17,326   $   5,717
Expenses:
   Mortality and expense risk fees .................         112,222            788,604          53,117        4,449         949
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...............          95,890           (124,430)        259,073       12,877       4,768
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............         184,601          6,284,240         (27,451)      (7,788)    (21,422)
   Net realized short-term capital gain
      distributions from investments in  portfolio
      shares .......................................              --                 --              --           --          --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares .......................................              --         14,414,457              --           --          --
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares ............................         184,601         20,698,697         (27,451)      (7,788)    (21,422)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio
  shares ...........................................         989,781         (4,987,476)         (2,268)       4,945      18,577
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .............................   $   1,270,272   $     15,586,791   $     229,354   $   10,034   $   1,923
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================

                                                                                       40|86 SERIES TRUST
                                                       --------------------------------------------------------------------------
                                                                                              FIXED       GOVERNMENT     HIGH
                                                         BALANCED           EQUITY            INCOME      SECURITIES   YIELD (a)
                                                       --------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................   $      95,890   $       (124,430)  $     259,073   $   12,877   $   4,768
   Net realized gain (loss) on investments in
     portfolio shares ..............................         184,601         20,698,697         (27,451)      (7,788)    (21,422)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ........................................         989,781         (4,987,476)         (2,268)       4,945      18,577
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..................................       1,270,272         15,586,791         229,354       10,034       1,923
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .....................................         456,702          2,076,920         203,347       46,595      10,247
   Contract redemptions ............................      (1,671,785)       (13,664,351)       (623,798)     (92,836)    (43,691)
   Net transfers (including mortality transfers) ...          75,961         (3,215,593)        (19,924)     (47,347)   (180,319)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ...............      (1,139,122)       (14,803,024)       (440,375)     (93,588)   (213,763)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......         131,150            783,767        (211,021)     (83,554)   (211,840)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................      11,339,818        119,837,370       6,871,111      485,150     211,840
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...................   $  11,470,968   $    120,621,137   $   6,660,090   $  401,596   $      --
=================================================================================================================================

a)    For the period  January 1, 2006 through  August 31, 2006  (liquidation  of fund).

b)    For the period April 28, 2006  (inception  of fund)  through  December 31,
      2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d)    Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================

40|86 SERIES
    TRUST
 (CONTINUED)                                               AIM VARIABLE INSURANCE FUNDS
--------------   ------------------------------------------------------------------------------------------------------------
   MONEY                            CORE          CORE      FINANCIAL     GLOBAL      GLOBAL REAL                  MID CAP
   MARKET        BASIC VALUE      STOCK (b)     STOCK (c)   SERVICES    HEALTH CARE    ESTATE (d)   HIGH YIELD   CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
$       99,902   $         122   $       236   $      681   $      25   $        --   $    18,353   $    4,607   $       189

        21,775             852           302          207          16         1,203        13,063          517           212
-----------------------------------------------------------------------------------------------------------------------------
        78,127            (730)          (66)         474           9        (1,203)        5,290        4,090           (23)
-----------------------------------------------------------------------------------------------------------------------------

            --             150          (150)       9,444         137         5,991       130,040         (909)          104

            --             267            --           --          --            --         9,024           --           336

            --           3,961            --           --          10            --        54,360           --         2,363
-----------------------------------------------------------------------------------------------------------------------------
            --           4,378          (150)       9,444         147         5,991       193,424         (909)        2,803
-----------------------------------------------------------------------------------------------------------------------------

            --           6,542         2,996       (5,981)         87          (550)      274,587        1,638          (571)
-----------------------------------------------------------------------------------------------------------------------------
$       78,127   $      10,190   $     2,780   $    3,937   $     243   $     4,238   $   473,301   $    4,819   $     2,209
=============================================================================================================================

=============================================================================================================================

40|86 SERIES
    TRUST
 (CONTINUED)                                               AIM VARIABLE INSURANCE FUNDS
--------------   ------------------------------------------------------------------------------------------------------------
   MONEY                            CORE          CORE      FINANCIAL     GLOBAL      GLOBAL REAL                  MID CAP
   MARKET        BASIC VALUE      STOCK (b)     STOCK (c)   SERVICES    HEALTH CARE    ESTATE (d)   HIGH YIELD   CORE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
$       78,127   $        (730)  $       (66)  $      474   $       9   $    (1,203)  $     5,290   $    4,090   $       (23)
            --           4,378          (150)       9,444         147         5,991       193,424         (909)        2,803

            --           6,542         2,996       (5,981)         87          (550)      274,587        1,638          (571)
-----------------------------------------------------------------------------------------------------------------------------
        78,127          10,190         2,780        3,937         243         4,238       473,301        4,819         2,209
-----------------------------------------------------------------------------------------------------------------------------

        83,277          12,768         1,167          215          --         7,518       141,725        8,489         8,494
      (602,717)            (20)      (31,778)        (409)       (485)      (24,811)      (94,763)      (6,733)       (1,233)
     1,266,907           2,601        86,110      (75,964)         --        (3,514)      470,132       (4,897)        2,263
-----------------------------------------------------------------------------------------------------------------------------

       747,467          15,349        55,499      (76,158)       (485)      (20,807)      517,094       (3,141)        9,524
-----------------------------------------------------------------------------------------------------------------------------
       825,594          25,539        58,279      (72,221)       (242)      (16,569)      990,395        1,678        11,733
-----------------------------------------------------------------------------------------------------------------------------
     1,843,122          75,618            --       72,221       1,909       130,798       962,286       46,050        16,923
-----------------------------------------------------------------------------------------------------------------------------
$    2,668,716   $     101,157   $    58,279   $       --   $   1,667   $   114,229   $ 1,952,681   $   47,728   $    28,656
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                    AIM
                                                                  VARIABLE
                                                               INSURANCE FUNDS
                                                                (CONTINUED)                   THE ALGER AMERICAN FUND
                                                               --------------- -----------------------------------------------------

                                                                                             LEVERAGED     MID CAP        SMALL
                                                                 TECHNOLOGY      GROWTH       ALLCAP       GROWTH     CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....    $      --     $     1,747  $        --  $        --   $        --
Expenses:
   Mortality and expense risk fees ..........................          253          13,479       20,178       10,437        20,320
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................         (253)        (11,732)     (20,178)     (10,437)      (20,320)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........................          388          (8,979)    (120,439)      36,414       169,320
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................           --              --           --      110,204            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................           --              --           --       41,104            --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
       portfolio shares .....................................          388          (8,979)    (120,439)     187,722       169,320
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................        2,558          60,048      470,774      (94,521)      206,025
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..    $   2,693     $    39,337  $   330,157  $    82,764   $   355,025
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                    AIM
                                                                 VARIABLE
                                                               INSURANCE FUNDS
                                                                (CONTINUED)                   THE ALGER AMERICAN FUND
                                                               --------------- -----------------------------------------------------
                                                                                             LEVERAGED     MID CAP        SMALL
                                                                 TECHNOLOGY       GROWTH      ALLCAP       GROWTH     CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................    $    (253)    $   (11,732) $   (20,178) $   (10,437)  $   (20,320)
   Net realized gain (loss) on investments in portfolio
      shares ................................................          388          (8,979)    (120,439)     187,722       169,320
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................        2,558          60,048      470,774      (94,521)      206,025
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..        2,693          39,337      330,157       82,764       355,025
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......          294         133,872       77,064       79,523       114,849
   Contract redemptions .....................................         (400)       (201,116)    (302,997)    (158,308)     (253,555)
   Net transfers (including mortality transfers) ............       64,773        (181,756)    (194,898)    (212,940)       12,502
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ...................       64,667        (249,000)    (420,831)    (291,725)     (126,204)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ................       67,360        (209,663)     (90,674)    (208,961)      228,821
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................       11,334       1,460,851    2,119,773    1,174,589     1,951,661
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................    $  78,694     $ 1,251,188  $ 2,029,099  $   965,628   $ 2,180,482
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

 ALLIANCE
 VARIABLE                                                                         DREYFUS
 PRODUCTS                                                                       INVESTMENT
  SERIES                 AMERICAN CENTURY VARIABLE PORTFOLIOS                   PORTFOLIOS
----------    ---------------------------------------------------------------   -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY       DREYFUS
GROWTH AND                INCOME &    INFLATION                                  SMALL CAP    RESPONSIBLE      STOCK
  INCOME      BALANCED    GROWTH     PROTECTION   INTERNATIONAL      VALUE      STOCK INDEX     GROWTH         INDEX
-------------------------------------------------------------------------------------------------------------------------
 $     8      $    16    $   2,054    $    30       $  11,591     $    14,474    $     68     $     2,737   $    199,461

      19           14        1,316          9           7,899          10,690         181          25,420        120,101
-------------------------------------------------------------------------------------------------------------------------
     (11)           2          738         21           3,692           3,784        (113)        (22,683)        79,360
-------------------------------------------------------------------------------------------------------------------------

     761           21       25,313         (7)         37,493          42,336          42         (71,925)        56,191

      --            9           --         --              --          47,769          66              --             --

      29           43           --         --              --          43,533         319              --             --
-------------------------------------------------------------------------------------------------------------------------
     790           73       25,313         (7)         37,493         133,638         427         (71,925)        56,191
-------------------------------------------------------------------------------------------------------------------------

    (206)          62       (3,317)        (2)        123,439          33,797       1,482         295,979      1,489,051
-------------------------------------------------------------------------------------------------------------------------

 $   573      $   137    $  22,734    $    12       $ 164,624     $   171,219    $  1,796     $   201,371   $  1,624,602
=========================================================================================================================

=========================================================================================================================

 ALLIANCE
 VARIABLE                                                                         DREYFUS
 PRODUCTS                                                                       INVESTMENT
  SERIES                 AMERICAN CENTURY VARIABLE PORTFOLIOS                   PORTFOLIOS
----------    ---------------------------------------------------------------   -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY        DREYFUS
GROWTH AND                INCOME &    INFLATION                                  SMALL CAP    RESPONSIBLE      STOCK
  INCOME      BALANCED     GROWTH    PROTECTION   INTERNATIONAL      VALUE      STOCK INDEX     GROWTH         INDEX
-------------------------------------------------------------------------------------------------------------------------
 $   (11)     $     2    $     738    $    21       $   3,692     $     3,784    $   (113)    $   (22,683)  $     79,360
     790           73       25,313         (7)         37,493         133,638         427         (71,925)        56,191

    (206)          62       (3,317)        (2)        123,439          33,797       1,482         295,979      1,489,051
-------------------------------------------------------------------------------------------------------------------------
     573          137       22,734         12         164,624         171,219       1,796         201,371      1,624,602
-------------------------------------------------------------------------------------------------------------------------

   1,253        1,105       10,036         50          38,651         102,650          --         236,044        610,597
     (20)          --       (7,706)      (261)        (33,276)       (201,730)        (20)       (298,550)    (1,565,253)
  (1,976)        (629)     (38,592)       633         138,258          (9,337)     11,338        (298,824)      (325,508)
-------------------------------------------------------------------------------------------------------------------------

    (743)         476      (36,262)       422         143,633        (108,417)     11,318        (361,330)    (1,280,164)
-------------------------------------------------------------------------------------------------------------------------
    (170)         613      (13,528)       434         308,257          62,802      13,114        (159,959)       344,438
-------------------------------------------------------------------------------------------------------------------------
   6,635        1,277      112,769        763         644,968       1,144,309       6,659       2,727,659     12,198,590
-------------------------------------------------------------------------------------------------------------------------
 $ 6,465      $ 1,890    $  99,241    $ 1,197       $ 953,225     $ 1,207,111    $ 19,773     $ 2,567,700   $ 12,543,028
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================

                                                                    DREYFUS VARIABLE
                                                                    INVESTMENT FUNDS              FEDERATED INSURANCE SERIES
                                                               ---------------------------   -------------------------------------
                                                                                                           HIGH
                                                               DISCIPLINED   INTERNATIONAL    CAPITAL     INCOME     INTERNATIONAL
                                                                  STOCK          VALUE       INCOME II    BOND II       EQUITY II
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $   1,751     $    5,468     $  19,697   $  25,255     $     280
Expenses:
   Mortality and expense risk fees ..........................       1,670          3,599         3,268       3,187         1,497
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................          81          1,869        16,429      22,068        (1,217)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........................      15,766         37,534        17,890         962        40,266
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................          --          7,908            --          --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................          --         22,986            --          --            --
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ...............................................      15,766         68,428        17,890         962        40,266
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................       3,887         (2,626)        9,809       8,168       (13,242)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..   $  19,734     $   67,671     $  44,128   $  31,198     $  25,807
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================

                                                                    DREYFUS VARIABLE
                                                                    INVESTMENT FUNDS              FEDERATED INSURANCE SERIES
                                                               ---------------------------   -------------------------------------
                                                                                                           HIGH
                                                               DISCIPLINED   INTERNATIONAL    CAPITAL     INCOME     INTERNATIONAL
                                                                  STOCK          VALUE       INCOME II    BOND II      EQUITY II
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $      81     $    1,869     $  16,429   $  22,068     $  (1,217)
   Net realized gain (loss) on investments in portfolio
     shares .................................................      15,766         68,428        17,890         962        40,266
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................       3,887         (2,626)        9,809       8,168       (13,242)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..      19,734         67,671        44,128      31,198        25,807
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......      18,232         38,739        13,568      11,672        11,438
   Contract redemptions .....................................     (13,138)      (161,545)      (74,716)    (31,970)       (6,424)
   Net transfers (including mortality transfers) ............       2,000         11,682        (7,048)     62,567       (78,824)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ........................       7,094       (111,124)      (68,196)     42,269       (73,810)
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ................      26,828        (43,453)      (24,068)     73,467       (48,003)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................     144,075        375,026       360,342     300,509       187,264
----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................   $ 170,903     $  331,573     $ 336,274   $ 373,976     $ 139,261
==================================================================================================================================

a) For the period November 1, 2006 (inception of fund) through December 31,
   2006.

b) Formerly Equity prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

    FEDERATED
    INSURANCE
SERIES (CONTINUED)                           JANUS ASPEN SERIES                                LAZARD RETIREMENT SERIES
------------------  -----------------------------------------------------------------  ----------------------------------------

                    GROWTH AND  INTERNATIONAL   LARGE CAP     MID CAP     WORLDWIDE     EMERGING  U.S. STRATEGIC  INTERNATIONAL
 KAUFMANN II (a)      INCOME       GROWTH        GROWTH       GROWTH       GROWTH       MARKETS     EQUITY (b)       EQUITY
-------------------------------------------------------------------------------------------------------------------------------
       $  --        $  12,843    $    35,006   $    24,879  $        --  $    163,423  $   2,327     $    462      $     664

          --            6,829         15,426        51,326       58,761        93,430      4,909          687            842
-------------------------------------------------------------------------------------------------------------------------------
          --            6,014         19,580       (26,447)     (58,761)       69,993     (2,582)        (225)          (178)
-------------------------------------------------------------------------------------------------------------------------------

          --          102,506        178,816      (193,197)    (398,616)     (686,511)    63,312        1,237          6,993

          --               --             --            --           --            --     12,341           --            800

          --               --             --            --           --            --     18,188           --          1,961
-------------------------------------------------------------------------------------------------------------------------------
          --          102,506        178,816      (193,197)    (398,616)     (686,511)    93,841        1,237          9,754
-------------------------------------------------------------------------------------------------------------------------------

          --          (46,116)       360,867       725,899    1,147,240     2,096,410     28,893        9,354           (342)
-------------------------------------------------------------------------------------------------------------------------------
       $  --        $  62,404    $   559,263   $   506,255  $   689,863  $  1,479,892  $ 120,152     $ 10,366      $   9,234
===============================================================================================================================

===============================================================================================================================

    FEDERATED
    INSURANCE
SERIES (CONTINUED)                           JANUS ASPEN SERIES                                LAZARD RETIREMENT SERIES
------------------  -----------------------------------------------------------------  ----------------------------------------

                    GROWTH AND  INTERNATIONAL   LARGE CAP     MID CAP     WORLDWIDE     EMERGING  U.S. STRATEGIC  INTERNATIONAL
 KAUFMANN II (a)      INCOME       GROWTH        GROWTH       GROWTH       GROWTH       MARKETS     EQUITY (b)       EQUITY
-------------------------------------------------------------------------------------------------------------------------------
       $  --        $   6,014    $    19,580   $   (26,447) $   (58,761) $     69,993  $  (2,582)    $   (225)     $    (178)
          --          102,506        178,816      (193,197)    (398,616)     (686,511)    93,841        1,237          9,754

          --          (46,116)       360,867       725,899    1,147,240     2,096,410     28,893        9,354           (342)
-------------------------------------------------------------------------------------------------------------------------------
          --           62,404        559,263       506,255      689,863     1,479,892    120,152       10,366          9,234
-------------------------------------------------------------------------------------------------------------------------------

          33           20,240        139,598       329,607      302,817       535,560     49,775        2,183          4,161
          --          (92,229)       (44,388)     (656,191)    (593,270)   (1,394,234)    (5,673)      (6,716)       (19,878)
          --          143,128      1,154,726      (227,202)    (431,238)     (703,719)    38,205          853            (95)
-------------------------------------------------------------------------------------------------------------------------------

          33           71,139      1,249,936      (553,786)    (721,691)   (1,562,393)    82,307       (3,680)       (15,812)
-------------------------------------------------------------------------------------------------------------------------------
          33          133,543      1,809,199       (47,531)     (31,828)      (82,501)   202,459        6,686         (6,578)
-------------------------------------------------------------------------------------------------------------------------------
          --          584,661        607,742     5,282,535    5,935,212     9,901,939    424,102       64,731         75,365
-------------------------------------------------------------------------------------------------------------------------------
       $  33        $ 718,204    $ 2,416,941   $ 5,235,004  $ 5,903,384  $  9,819,438  $ 626,561     $ 71,417      $  68,787
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===========================================================================================================================

                                                                   LAZARD
                                                                 RETIREMENT
                                                                   SERIES
                                                                (CONTINUED)    LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                -----------   ----------------------------------------------

                                                                              AGGRESSIVE              LARGE CAP  STRATEGIC
                                                                  SMALL CAP     GROWTH      ALL CAP    GROWTH       BOND
----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $      --     $    --     $    363   $     --   $   1,268
Expenses:
   Mortality and expense risk fees ...........................        3,402         32          218        107         189
----------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................       (3,402)       (32)         145       (107)      1,079
----------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ........................................       30,111         15           36      1,523        (110)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................       11,565         --           72         --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................       12,297         --          906         --          16
----------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ................................................       53,973         15        1,014      1,523         (94)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................       (4,166)       321        2,178     (1,329)       (143)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...   $   46,405    $   304     $  3,337   $     87   $     842
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===========================================================================================================================

                                                                   LAZARD
                                                                 RETIREMENT
                                                                   SERIES
                                                                 (CONTINUED)   LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                 ----------   ----------------------------------------------
                                                                              AGGRESSIVE              LARGE CAP  STRATEGIC
                                                                  SMALL CAP     GROWTH      ALL CAP    GROWTH      BOND
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $   (3,402)   $   (32)    $    145   $   (107)  $   1,079
   Net realized gain (loss) on investments in portfolio
     shares ..................................................       53,973         15        1,014      1,523         (94)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................       (4,166)       321        2,178     (1,329)       (143)
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ...........................................       46,405        304        3,337         87         842
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......       34,911        293       10,485        968       8,009
   Contract redemptions ......................................     (115,438)        --           --        (44)       (230)
   Net transfers (including mortality transfers) .............       66,113        865            6     (9,889)        161
----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................      (14,414)     1,158       10,491     (8,965)      7,940
----------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................       31,991      1,462       13,828     (8,878)      8,782
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      344,267      2,785       14,450     13,075      14,933
----------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................   $  376,258    $ 4,247     $ 28,278   $  4,197    $ 23,715
============================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior its name change effective May 1, 2006.

b) Formerly High Income Bond prior to its name change effective May 1, 2007.

c) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================
   LEGG MASON
    PARTNERS      LEGG MASON
    VARIABLE       PARTNERS
    PORTFOLIO     INVESTMENT        LORD ABBETT                             NEUBERGER BERMAN
 (CONTINUED) (a)  SERIES (a)       SERIES FUNDS                         ADVISOR MANAGEMENT TRUST
----------------  ----------  ----------------------  ------------------------------------------------------------
                                                                                   LEHMAN
                                                                     LEHMAN       BROTHERS
                                                                    BROTHERS     SHORT-TERM
  TOTAL                       AMERICA'S   GROWTH AND                 HIGH          DURATION   MID-CAP
 RETURN           GOVERNMENT    VALUE       INCOME    FASCIANO  INCOME BOND (b)   BOND (c)     GROWTH   PARTNERS
------------------------------------------------------------------------------------------------------------------
   $     125       $    49    $   5,234  $    15,056  $    --        $   2        $   3,694   $     --  $   4,143

         145             8        1,757       11,589       68           --            1,235        509      6,037
------------------------------------------------------------------------------------------------------------------
         (20)           41        3,477        3,467      (68)           2            2,459       (509)    (1,894)
------------------------------------------------------------------------------------------------------------------

       1,814           (21)       1,613       68,696      133           --             (709)     2,755     57,011

          --            --        1,421        1,516       --           --               --         --      6,829

         109            --        2,942       38,829      176           --               --         --     56,983
------------------------------------------------------------------------------------------------------------------
       1,923           (21)       5,976      109,041      309           --             (709)     2,755    120,823
------------------------------------------------------------------------------------------------------------------

        (653)           25       15,131       62,718       50           (1)           2,246      3,408    (62,081)
------------------------------------------------------------------------------------------------------------------
   $   1,250       $    45    $  24,584  $   175,226  $   291        $   1        $   3,996   $  5,654  $  56,848
==================================================================================================================

==================================================================================================================
   LEGG MASON
    PARTNERS      LEGG MASON
    VARIABLE       PARTNERS
    PORTFOLIO     INVESTMENT        LORD ABBETT                             NEUBERGER BERMAN
 (CONTINUED) (a)  SERIES (a)       SERIES FUNDS                         ADVISOR MANAGEMENT TRUST
----------------  ----------  ----------------------  ------------------------------------------------------------
                                                                                   LEHMAN
                                                                     LEHMAN       BROTHERS
                                                                    BROTHERS     SHORT-TERM
  TOTAL                       AMERICA'S   GROWTH AND                 HIGH         DURATION    MID-CAP
 RETURN           GOVERNMENT    VALUE       INCOME    FASCIANO  INCOME BOND (b)   BOND (c)     GROWTH   PARTNERS
------------------------------------------------------------------------------------------------------------------
   $     (20)      $    41    $   3,477  $     3,467  $   (68)       $  2         $   2,459   $   (509) $  (1,894)
       1,923           (21)       5,976      109,041      309          --              (709)     2,755    120,823

        (653)           25       15,131       62,718       50          (1)            2,246      3,408    (62,081)
------------------------------------------------------------------------------------------------------------------
       1,250            45       24,584      175,226      291           1             3,996      5,654     56,848
------------------------------------------------------------------------------------------------------------------

         524         1,105       10,299       97,756      731          41             8,808      4,458     27,343
          --            --      (20,343)    (222,309)      --          --            (3,588)       (35)   (48,224)
     (12,764)         (618)      42,722       67,676     (963)         --            43,390      1,047    (61,624)
------------------------------------------------------------------------------------------------------------------

     (12,240)          487       32,678      (56,877)    (232)         41            48,610      5,470    (82,505)
------------------------------------------------------------------------------------------------------------------
     (10,990)          532       57,262      118,349       59          42            52,606     11,124    (25,657)
------------------------------------------------------------------------------------------------------------------
      17,118           689      169,696    1,153,439    7,209          --           116,890     41,030    616,386
------------------------------------------------------------------------------------------------------------------
   $   6,128       $ 1,221    $ 226,958  $ 1,271,788  $ 7,268        $ 42         $ 169,496   $ 52,154  $ 590,729
==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                             NEUBERGER BERMAN
                                                         ADVISOR MANAGEMENT TRUST
                                                             TRUST (CONTINUED)               PIMCO VARIABLE INSURANCE TRUST
                                                         ------------------------   ------------------------------------------------
                                                                                                                       FOREIGN BOND
                                                                        SOCIALLY       ALL          COMMODITYREAL-     U.S. DOLLAR-
                                                           REGENCY     RESPONSIVE   ASSET (a)    RETURN STRATEGY (a)     HEDGED (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .........................................   $      669   $        17   $      331       $       652       $         30
Expenses:
   Mortality and expense risk fees ...................        1,591            78           29                94                  9
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ................         (922)          (61)         302               558                 21
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ................        3,545           403         (219)           (1,542)               (39)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares .........................................        1,093             4            2                53                 --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares .........................................        8,175           113            6                 2                 --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ............................       12,813           520         (211)           (1,487)               (39)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................        3,762           244         (126)           (1,488)                --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................   $   15,653   $       703   $      (35)      $    (2,417)      $        (18)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                             NEUBERGER BERMAN
                                                         ADVISOR MANAGEMENT TRUST
                                                             TRUST (CONTINUED)               PIMCO VARIABLE INSURANCE TRUST
                                                         ------------------------   ------------------------------------------------
                                                                                                                       FOREIGN BOND
                                                                        SOCIALLY       ALL          COMMODITYREAL-     U.S. DOLLAR-
                                                           REGENCY     RESPONSIVE   ASSET (a)    RETURN STRATEGY (a)     HEDGED (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $     (922)  $       (61)  $      302       $       558       $         21
   Net realized gain (loss) on investments in
      portfolio shares ...............................       12,813           520         (211)           (1,487)               (39)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................        3,762           244         (126)           (1,488)                --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................       15,653           703          (35)           (2,417)               (18)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) ...........................        7,078            82           --                --                 --
   Contract redemptions ..............................      (19,725)       (4,263)          --                --                 --
   Net transfers (including mortality transfers) .....       14,413        (2,775)       2,987            16,203                 18
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contract owners' transactions ..................        1,766        (6,956)       2,987            16,203                 18
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......       17,419        (6,253)       2,952            13,786                 --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................      153,198        10,744           --                --                 --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................   $  170,617   $     4,491   $    2,952       $    13,786       $         --
====================================================================================================================================

a)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

b)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

                                                                                                   PIONEER VARIABLE
                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                CONTRACTS TRUST
-------------------------------------------------------------------------------------------   -------------------------
                                         REALESTATE-
 GLOBAL BOND       HIGH        MONEY      REALRETURN       REAL        SHORT-       TOTAL      EMERGING       EQUITY
 UNHEDGED (a)   YIELD (a)     MARKET     STRATEGY (a)     RETURN        TERM       RETURN     MARKETS (b)     INCOME
-----------------------------------------------------------------------------------------------------------------------
  $        50   $     180   $    9,115   $      1,718   $    7,079   $   3,671   $    6,152   $        --   $    5,604

           15          26        1,969            173        1,663         856        1,373            13        2,307
-----------------------------------------------------------------------------------------------------------------------
           35         154        7,146          1,545        5,416       2,815        4,779           (13)       3,297
-----------------------------------------------------------------------------------------------------------------------

         (143)         (9)          --         (1,407)      (2,193)       (216)      (3,547)          356        6,164

           --          --           --             --        4,417          --        1,131            --           --

           --          --           --             --           --          --           --            --        3,058
-----------------------------------------------------------------------------------------------------------------------
         (143)         (9)          --         (1,407)       2,224        (216)      (2,416)          356        9,222
-----------------------------------------------------------------------------------------------------------------------

           (2)        151           --             --       (8,218)        120        1,534           117       33,746
-----------------------------------------------------------------------------------------------------------------------
  $      (110)  $     296   $    7,146   $        138   $     (578)  $   2,719   $    3,897   $       460   $   46,265
=======================================================================================================================

=======================================================================================================================

                                                                                                   PIONEER VARIABLE
                         PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                CONTRACTS TRUST
-------------------------------------------------------------------------------------------   -------------------------
                                         REALESTATE-
 GLOBAL BOND       HIGH        MONEY      REALRETURN       REAL        SHORT-       TOTAL      EMERGING       EQUITY
 UNHEDGED (a)   YIELD (a)     MARKET     STRATEGY (a)     RETURN        TERM       RETURN     MARKETS (b)     INCOME
-----------------------------------------------------------------------------------------------------------------------
  $        35   $     154   $    7,146   $      1,545   $    5,416   $   2,815   $    4,779   $       (13)  $    3,297
         (143)         (9)          --         (1,407)       2,224        (216)      (2,416)          356        9,222

           (2)        151           --             --       (8,218)        120        1,534           117       33,746
-----------------------------------------------------------------------------------------------------------------------
         (110)        296        7,146            138         (578)      2,719        3,897           460       46,265
-----------------------------------------------------------------------------------------------------------------------

           --          50       79,555             --       30,354      22,104        6,518            --      201,471
           --         (30)     (42,733)            63      (36,308)    (32,951)     (25,466)           --      (62,078)
          553       7,971       80,493           (201)       8,907       2,645       72,718        59,585       66,189
-----------------------------------------------------------------------------------------------------------------------

          553       7,991      117,315           (138)       2,953      (8,202)      53,770        59,585      205,582
-----------------------------------------------------------------------------------------------------------------------
          443       8,287      124,461             --        2,375      (5,483)      57,667        60,045      251,847
-----------------------------------------------------------------------------------------------------------------------
           --          --      123,793             --      163,249      88,015      125,563            --      140,374
-----------------------------------------------------------------------------------------------------------------------
  $       443   $   8,287   $  248,254   $         --   $  165,624   $  82,532   $  183,230   $    60,045   $  392,221
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                                   HIGH     INTERNATIONAL   MID CAP
                                                                       EUROPE (a)      FUND        YIELD      VALUE (b)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........   $        8   $      763   $  2,601      $       --   $    --
Expenses:
   Mortality and expense risk fees .................................           10          697        491              --         1
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............................           (2)          66      2,110              --        (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
      shares .......................................................          165       14,320          1              --        --
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..............................           --           --        315              --        --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..............................           --           --        345              --        --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ..          165       14,320        661              --        --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................          (10)      (5,422)       776               3         5
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........   $      153   $    8,964   $  3,547      $        3   $     4
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                                   HIGH     INTERNATIONAL   MID CAP
                                                                       EUROPE (a)      FUND        YIELD       VALUE (b)     VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................   $       (2)  $       66   $  2,110       $      --   $    (1)
   Net realized gain (loss) on investments in portfolio shares .....          165       14,320        661              --        --
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................          (10)      (5,422)       776               3         5
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........          153        8,964      3,547               3         4
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .............           --        2,995      1,111              --     1,519
   Contract redemptions ............................................           --         (864)        --              --        --
   Net transfers (including mortality transfers) ...................         (522)     (72,617)    22,990             472        --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .............................         (522)     (70,486)    24,101             472     1,519
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .....................         (369)     (61,522)    27,648             475     1,523
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................          369       82,311     30,276              --        --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................................   $       --   $   20,789   $ 57,924       $     475   $ 1,523
====================================================================================================================================

a) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

b)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

c)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

d)    Formerly Commodities prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

          ROYCE
       CAPITAL FUND                                                RYDEX VARIABLE TRUST
-------------------------   --------------------------------------------------------------------------------------------------------
                            CLS ADVISORONE   ABSOLUTE RETURN                  BASIC                      COMMODITIES     CONSUMER
  MICRO-CAP     SMALL-CAP       AMERIGO       STRATEGIES (c)    BANKING     MATERIALS   BIOTECHNOLOGY   STRATEGY (d)     PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
  $    1,082   $      339       $        2       $       776   $     191   $    1,463     $        --   $         --   $        606

       4,311        6,377               14               159         118          644             307             95            392
------------------------------------------------------------------------------------------------------------------------------------
      (3,229)      (6,038)             (12)              617          73          819            (307)           (95)           214
------------------------------------------------------------------------------------------------------------------------------------

      26,788       34,781                7              (407)        787        5,628          (1,095)        (4,222)         1,403

       4,927        8,328               23               535          --          598              --             --            420

      28,026       16,920              127               451          --        1,520              --             --            303
------------------------------------------------------------------------------------------------------------------------------------
      59,741       60,029              157               579         787        7,746          (1,095)        (4,222)         2,126
------------------------------------------------------------------------------------------------------------------------------------

      25,458       27,685              (11)             (537)        261        5,878          (1,239)          (294)         2,602
------------------------------------------------------------------------------------------------------------------------------------
  $   81,970   $   81,676       $      134       $       659   $   1,121   $   14,443     $    (2,641)  $     (4,611)  $      4,942
====================================================================================================================================

====================================================================================================================================

          ROYCE
       CAPITAL FUND                                                RYDEX VARIABLE TRUST
-------------------------   --------------------------------------------------------------------------------------------------------
                            CLS ADVISORONE   ABSOLUTE RETURN                  BASIC                      COMMODITIES     CONSUMER
  MICRO-CAP     SMALL-CAP       AMERIGO       STRATEGIES (c)    BANKING     MATERIALS   BIOTECHNOLOGY   STRATEGY (d)     PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
  $   (3,229)  $   (6,038)      $      (12)      $       617   $      73   $      819     $      (307)  $        (95)  $        214
      59,741       60,029              157               579         787        7,746          (1,095)        (4,222)         2,126

      25,458       27,685              (11)             (537)        261        5,878          (1,239)          (294)         2,602
------------------------------------------------------------------------------------------------------------------------------------
      81,970       81,676              134               659       1,121       14,443          (2,641)        (4,611)         4,942
------------------------------------------------------------------------------------------------------------------------------------

      29,200       55,126              533               731       1,913           --           1,226            121          4,605
     (36,984)     (89,246)             (50)           (7,015)         --       (2,782)             --           (186)        (4,496)
     289,848     (117,818)           1,000            69,661       3,712       68,139            (825)        13,011         55,181
------------------------------------------------------------------------------------------------------------------------------------

     282,064     (151,938)           1,483            63,377       5,625       65,357             401         12,946         55,290
------------------------------------------------------------------------------------------------------------------------------------
     364,034      (70,262)           1,617            64,036       6,746       79,800          (2,240)         8,335         60,232
------------------------------------------------------------------------------------------------------------------------------------
     301,524      639,360              213                --       5,082       22,764          29,224             --         24,650
------------------------------------------------------------------------------------------------------------------------------------
  $  665,558   $  569,098       $    1,830       $    64,036   $  11,828   $  102,564     $    26,984   $      8,335   $     84,882
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                          --------------------------------------------------------------------------
                                                                                           RUSSELL        S&P 500     STRENGTHENING
                                                             DOW 2X         OTC 2X         2000 2X          2X          DOLLAR 2X
                                                          STRATEGY (a)   STRATEGY (b)   STRATEGY (c)   STRATEGY (d)    STRATEGY (e)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..........................................     $      122     $        5     $       --     $      178     $        --
Expenses:
   Mortality and expense risk fees ....................            323            157              5            109               2
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .................           (201)          (152)            (5)            69              (2)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in
      portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .................          9,082         (6,398)           111         (1,125)         (1,075)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ............          2,059             --             --            700              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ............            453             --             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .............................         11,594         (6,398)           111           (425)         (1,075)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................            707           (692)            --            228              --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................     $   12,100     $   (7,242)    $      106     $     (128)    $    (1,077)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                          --------------------------------------------------------------------------
                                                                                           RUSSELL        S&P 500     STRENGTHENING
                                                             DOW 2X         OTC 2X         2000 2X          2X          DOLLAR 2X
                                                          STRATEGY (a)   STRATEGY (b)   STRATEGY (c)   STRATEGY (d)    STRATEGY (e)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................     $     (201)    $     (152)    $       (5)    $       69     $        (2)
   Net realized gain (loss) on investments in portfolio
      shares ..........................................         11,594         (6,398)           111           (425)         (1,075)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..............            707           (692)            --            228              --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................         12,100         (7,242)           106           (128)         (1,077)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) ............................             --             (1)            --             (1)             --
   Contract redemptions ...............................           (465)           (33)            --           (206)             --
   Net transfers (including mortality transfers) ......        (32,508)        (3,227)          (106)        27,617           1,077
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ................        (32,973)        (3,261)          (106)        27,410           1,077
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........        (20,873)       (10,503)            --         27,282              --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................         45,659         16,636             --            803              --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ....................     $   24,786     $    6,133     $       --     $   28,085     $        --
====================================================================================================================================

a) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

c) Formerly Dynamic Russell 2000 prior to its name change effective July 3, 2007 and for the period November 1, 2006 (inception of fund) through December 31, 2006.

d) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

e) Formerly Dynamic Strengthening Dollar prior to its name change effective July 3, 2007 and Strengthening Dollar prior to its name change effective May 1, 2006.

f) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

g) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

h) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

i)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                               RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
  WEAKENING                                                EUROPE                      GOVERNMENT
  DOLLAR 2X                                  ENERGY         1.25X      FINANCIAL       LONG BOND         HEALTH       HEDGED
 STRATEGY (f)   ELECTRONICS     ENERGY      SERVICES    STRATEGY (g)    SERVICES   1.2X STRATEGY (h)      CARE      EQUITY (i)
-------------------------------------------------------------------------------------------------------------------------------
   $      729   $        --   $       --   $       --     $      638   $       2       $       2,589   $       --   $       --

           40           252        8,690        7,327            468          14                 693          493          413
-------------------------------------------------------------------------------------------------------------------------------
          689          (252)      (8,690)      (7,327)           170         (12)              1,896         (493)        (413)
-------------------------------------------------------------------------------------------------------------------------------

         (867)       (8,006)      94,300       44,220          9,590         185               8,688          468          227

            4            --       71,289        4,892            994           6                  --        4,238           --

            7            --       87,870       86,182             45           1                  --           --           --
-------------------------------------------------------------------------------------------------------------------------------
         (856)       (8,006)     253,459      135,294         10,629         192               8,688        4,706          227
-------------------------------------------------------------------------------------------------------------------------------

          (40)         (543)    (190,529)    (148,779)           123         (55)             (2,474)          85           --
-------------------------------------------------------------------------------------------------------------------------------
   $     (207)  $    (8,801)  $   54,240   $  (20,812)    $   10,922   $     125       $       8,110   $    4,298   $     (186)
===============================================================================================================================

===============================================================================================================================

                                               RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
  WEAKENING                                                EUROPE                      GOVERNMENT
  DOLLAR 2X                                  ENERGY         1.25X      FINANCIAL       LONG BOND         HEALTH       HEDGED
 STRATEGY (f)   ELECTRONICS     ENERGY      SERVICES    STRATEGY (g)    SERVICES   1.2X STRATEGY (h)      CARE      EQUITY (i)
-------------------------------------------------------------------------------------------------------------------------------
   $      689   $      (252)  $   (8,690)  $   (7,327)    $      170   $     (12)      $       1,896   $     (493)  $     (413)
         (856)       (8,006)     253,459      135,294         10,629         192               8,688        4,706          227

          (40)         (543)    (190,529)    (148,779)           123         (55)             (2,474)          85           --
-------------------------------------------------------------------------------------------------------------------------------
         (207)       (8,801)      54,240      (20,812)        10,922         125               8,110        4,298         (186)
-------------------------------------------------------------------------------------------------------------------------------

           91            --       79,071       65,948             --         952               1,962        1,765           --
           --          (143)     (77,632)     (12,141)        (3,208)         --              (8,318)      (1,879)        (692)
        1,548        15,061     (354,187)      58,215          3,088      (3,449)              1,662       82,034          878
-------------------------------------------------------------------------------------------------------------------------------

        1,639        14,918     (352,748)     112,022           (120)     (2,497)             (4,694)      81,920          186
-------------------------------------------------------------------------------------------------------------------------------
        1,432         6,117     (298,508)      91,210         10,802      (2,372)              3,416       86,218           --
-------------------------------------------------------------------------------------------------------------------------------
           --         6,145      864,074      554,169         30,482       2,584              62,536       18,277           --
-------------------------------------------------------------------------------------------------------------------------------
   $    1,432   $    12,262   $  565,566   $  645,379     $   41,284   $     212       $      65,952   $  104,495   $       --
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                -----------------------------------------------------------------
                                                                                          INVERSE
                                                                            INVERSE      GOVERNMENT      INVERSE      INVERSE
                                                                             DOW 2X      LONG BOND      MID-CAP         OTC
                                                                INTERNET  STRATEGY (a)  STRATEGY (b)  STRATEGY (h)  STRATEGY (c)
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $     --  $         54  $        148  $         10  $         88
Expenses:
   Mortality and expense risk fees ...........................       149            66           109            44           227
---------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .........................      (149)          (12)           39           (34)         (139)
---------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .........................    (7,279)       (1,915)          604          (249)      (11,552)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................        --            --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................        --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ................................................    (7,279)       (1,915)          604          (249)      (11,552)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................        62           278          (221)         (175)       (1,149)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...  $ (7,366) $     (1,649) $        422  $       (458) $    (12,840)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

=================================================================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                -----------------------------------------------------------------
                                                                                           INVERSE
                                                                            INVERSE      GOVERNMENT     INVERSE       INVERSE
                                                                             DOW 2X       LONG BOND     MID-CAP         OTC
                                                                INTERNET  STRATEGY (a)  STRATEGY (b)  STRATEGY (h)  STRATEGY (c)
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $   (149) $        (12) $         39  $        (34) $       (139)
   Net realized gain (loss) on investments in portfolio
     shares ..................................................    (7,279)       (1,915)          604          (249)      (11,552)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        62           278          (221)         (175)       (1,149)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...    (7,366)       (1,649)          422          (458)      (12,840)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......        --            --           328           419            --
   Contract redemptions ......................................       (55)           --        (1,667)           --           (20)
   Net transfers (including mortality transfers) .............     3,284          (472)          540       (15,498)      (70,258)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .........................     3,229          (472)         (799)      (15,079)      (70,278)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .................    (4,137)       (2,121)         (377)      (15,537)      (83,118)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     4,137         6,073         4,013        16,119       133,005
---------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period .............................  $     --  $      3,952  $      3,636  $        582  $     49,887
=================================================================================================================================

a) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

c) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

d) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

e) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

f) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

g) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

h)    Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================

                                       RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------
  INVERSE
  RUSSELL        INVERSE       JAPAN                                        MID-CAP
   2000          S&P 500       1.25X      LARGE-CAP  LARGE-CAP                1.5X       MID-CAP     MID-CAP
STRATEGY (d)  STRATEGY (e)  STRATEGY (f)   GROWTH      VALUE    LEISURE   STRATEGY (g)    GROWTH      VALUE
--------------------------------------------------------------------------------------------------------------
$        230  $      4,803  $      1,423  $      --  $   1,774  $     --  $        104  $       --  $      85

         178           751           683        120      1,670       111           370          71        277
--------------------------------------------------------------------------------------------------------------
          52         4,052           740       (120)       104      (111)         (266)        (71)      (192)
--------------------------------------------------------------------------------------------------------------

      (9,465)       (3,682)       (2,936)     1,257     12,029     2,895         4,580       2,074     (4,465)

          --            --         6,453        208      2,158       629         5,993          68         --

          --            --           757         43      3,518       345         1,331          35         --
--------------------------------------------------------------------------------------------------------------
      (9,465)       (3,682)        4,274      1,508     17,705     3,869        11,904       2,177     (4,465)
--------------------------------------------------------------------------------------------------------------

          58        (5,434)       (5,888)       (48)     1,152       468        (7,886)       (327)     7,536
--------------------------------------------------------------------------------------------------------------
$     (9,355) $     (5,064) $       (874) $   1,340  $  18,961  $  4,226  $      3,752  $    1,779  $   2,879
==============================================================================================================

==============================================================================================================

                                       RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------
  INVERSE
  RUSSELL        INVERSE       JAPAN                                        MID-CAP
   2000          S&P 500       1.25X      LARGE-CAP  LARGE-CAP                1.5X       MID-CAP     MID-CAP
STRATEGY (d)  STRATEGY (e)  STRATEGY (f)   GROWTH      VALUE    LEISURE   STRATEGY (g)    GROWTH      VALUE
--------------------------------------------------------------------------------------------------------------
$         52  $      4,052  $        740  $    (120) $     104  $   (111) $       (266) $      (71) $    (192)
      (9,465)       (3,682)        4,274      1,508     17,705     3,869        11,904       2,177     (4,465)

          58        (5,434)       (5,888)       (48)     1,152       468        (7,886)       (327)     7,536
--------------------------------------------------------------------------------------------------------------
      (9,355)       (5,064)         (874)     1,340     18,961     4,226         3,752       1,779      2,879
--------------------------------------------------------------------------------------------------------------

          --         1,790         1,800      1,324      3,155        --         1,910         798        815
         (20)          (20)         (718)      (312)   (16,086)      (46)       (8,987)       (713)   (15,366)
      45,387          (535)      (99,006)     4,503    144,550    24,415       (22,316)   (107,577)      (300)
--------------------------------------------------------------------------------------------------------------

      45,367         1,235       (97,924)     5,515    131,619    24,369       (29,393)   (107,492)   (14,851)
--------------------------------------------------------------------------------------------------------------
      36,012        (3,829)      (98,798)     6,855    150,580    28,595       (25,641)   (105,713)   (11,972)
--------------------------------------------------------------------------------------------------------------
         405        66,497       168,764      5,452    114,755        --        52,404     107,470     22,640
--------------------------------------------------------------------------------------------------------------
$     36,417  $     62,668  $     69,966  $  12,307  $ 265,335  $ 28,595  $     26,763  $    1,757  $  10,668
==============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================

                                                                         RYDEX VARIABLE TRUST (CONTINUED)
                                                               -----------------------------------------------------

                                                                                      PRECIOUS    REAL
                                                                 NOVA        OTC       METALS    ESTATE   RETAILING
--------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....  $    649  $       --  $      --  $  1,319  $      --
Expenses:
   Mortality and expense risk fees ..........................       534       2,678      3,448       943         33
--------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................       115      (2,678)    (3,448)      376        (33)
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
  shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ........................     6,107      23,408     10,514    14,601         81
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................        --          --         --       966         62
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................        --          --         --     1,598        214
--------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ...............................................     6,107      23,408     10,514    17,165        357
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................     2,661     (10,228)    13,689     6,550       (229)
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..  $  8,883  $   10,502  $  20,755  $ 24,091  $      95
====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================

                                                                         RYDEX VARIABLE TRUST (CONTINUED)
                                                               -----------------------------------------------------

                                                                                      PRECIOUS    REAL
                                                                 NOVA       OTC        METALS    ESTATE   RETAILING
--------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................  $    115  $   (2,678) $  (3,448) $    376  $     (33)
   Net realized gain (loss) on investments in portfolio
     shares .................................................     6,107      23,408     10,514    17,165        357
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................     2,661     (10,228)    13,689     6,550       (229)
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..     8,883      10,502     20,755    24,091         95
--------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......     2,079      22,198      2,906     5,210         --
   Contract redemptions .....................................       (33)   (155,660)   (10,493)   (1,035)      (702)
   Net transfers (including mortality transfers) ............     4,202     (33,986)    58,604     8,596      5,019
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ........................     6,248    (167,448)    51,017    12,771      4,317
--------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ................    15,131    (156,946)    71,772    36,862      4,412
--------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................    72,775     369,734    281,612    47,821      5,146
--------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............................  $ 87,906  $  212,788  $ 353,384  $ 84,683  $   9,558
====================================================================================================================

a) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================

                                      RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                                             U.S.
  RUSSELL                                                                                 GOVERNMENT
 2000 1.5X     SECTOR   SMALL-CAP  SMALL-CAP                  TELE-                         MONEY
STRATEGY (a)  ROTATION   GROWTH      VALUE    TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION    MARKET    UTILITIES
----------------------------------------------------------------------------------------------------------------
$        807  $     --  $      --  $   1,147  $       --  $        1,142  $           --  $   16,361  $   1,718

       2,753       136        379      1,260         138             385             180       4,411        738
----------------------------------------------------------------------------------------------------------------
      (1,946)     (136)      (379)      (113)       (138)            757            (180)     11,950        980
----------------------------------------------------------------------------------------------------------------

      34,033      (635)     1,924     10,045      (1,995)          5,183         (11,066)         --      2,642

          --        63        188      5,162          --           1,118              --          --         --

          --       580        558      6,845          --              --              --          --        762
----------------------------------------------------------------------------------------------------------------
      34,033         8      2,670     22,052      (1,995)          6,301         (11,066)         --      3,404
----------------------------------------------------------------------------------------------------------------

       7,068       469      2,390      6,619          58           3,336            (277)         --      5,536
----------------------------------------------------------------------------------------------------------------
$     39,155  $    341  $   4,681  $  28,558  $   (2,075) $       10,394  $      (11,523) $   11,950  $   9,920
================================================================================================================

================================================================================================================

                                      RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                                             U.S.
  RUSSELL                                                                                 GOVERNMENT
 2000 1.5X     SECTOR   SMALL-CAP  SMALL-CAP                  TELE-                         MONEY
STRATEGY (a)  ROTATION   GROWTH      VALUE    TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION    MARKET    UTILITIES
----------------------------------------------------------------------------------------------------------------
$     (1,946) $   (136) $    (379) $    (113) $     (138) $          757  $         (180) $   11,950  $     980
      34,033         8      2,670     22,052      (1,995)          6,301         (11,066)         --      3,404

       7,068       469      2,390      6,619          58           3,336            (277)         --      5,536
----------------------------------------------------------------------------------------------------------------
      39,155       341      4,681     28,558      (2,075)         10,394         (11,523)     11,950      9,920
----------------------------------------------------------------------------------------------------------------

       1,606        11         60      2,748          60              --              --       5,325     11,799
        (236)     (173)    (2,511)    (2,884)         --              --              --     (43,894)   (14,168)
      96,454    12,858    (59,183)   165,911       2,197          79,290          18,499    (103,080)   (21,090)
----------------------------------------------------------------------------------------------------------------

      97,824    12,696    (61,634)   165,775       2,257          79,290          18,499    (141,649)   (23,459)
----------------------------------------------------------------------------------------------------------------
     136,979    13,037    (56,953)   194,333         182          89,684           6,976    (129,699)   (13,539)
----------------------------------------------------------------------------------------------------------------
     157,140       962     84,482     12,298       1,225              --             946     453,012     80,035
----------------------------------------------------------------------------------------------------------------
$    294,119  $ 13,999  $  27,529  $ 206,631  $    1,407  $       89,684  $        7,922  $  323,313  $  66,496
================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

================================================================================================================================

                                                                                                 THIRD
                                                                                                AVENUE
                                                                                               VARIABLE     VAN ECK WORLDWIDE
                                                                      SELIGMAN PORTFOLIOS    SERIES TRUST  INSURANCE TRUST FUND
                                                                 --------------------------  ------------  ---------------------
                                                                 COMMUNICATIONS
                                                                       AND         GLOBAL                  ABSOLUTE
                                                                   INFORMATION   TECHNOLOGY    VALUE        RETURN     BOND
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $           --  $       --  $      9,322  $     --  $   14,443
Expenses:
   Mortality and expense risk fees ............................             834       1,210         7,142        64       1,672
--------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ..........................            (834)     (1,210)        2,180       (64)     12,771
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................          14,705      28,027        33,994       (77)    (14,028)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................              --          --           435        --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................              --          --        31,317         6          --
--------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares .................................................          14,705      28,027        65,746       (71)    (14,028)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................           2,905      (6,035)       21,039        44      10,174
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....  $       16,776  $   20,782  $     88,965  $    (91) $    8,917
================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

================================================================================================================================

                                                                                                 THIRD
                                                                                                AVENUE
                                                                                               VARIABLE     VAN ECK WORLDWIDE
                                                                      SELIGMAN PORTFOLIOS    SERIES TRUST  INSURANCE TRUST FUND
                                                                 --------------------------  ------------  ---------------------
                                                                 COMMUNICATIONS
                                                                      AND          GLOBAL                  ABSOLUTE
                                                                   INFORMATION   TECHNOLOGY     VALUE        RETURN     BOND
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $         (834) $   (1,210) $      2,180  $    (64) $   12,771
   Net realized gain (loss) on investments in portfolio
     shares ...................................................          14,705      28,027        65,746       (71)    (14,028)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................           2,905      (6,035)       21,039        44      10,174
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....          16,776      20,782        88,965       (91)      8,917
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........           1,892       3,193        57,171       319       1,199
   Contract redemptions .......................................         (29,955)    (19,729)      (47,231)     (202)    (49,939)
   Net transfers (including mortality transfers) ..............             238       1,556        92,078       159      (5,112)
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ..........................         (27,825)    (14,980)      102,018       276     (53,852)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................         (11,049)      5,802       190,983       185     (44,935)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................          85,059     114,094       590,672       819     177,813
--------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ..............................  $       74,010  $  119,896  $    781,655  $  1,004  $  132,878
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

========================================================================

       VAN ECK WORLDWIDE               WELLS FARGO
INSURANCE TRUST FUND (CONTINUED)    ADVANTAGE VT FUNDS
--------------------------------  --------------------------------------

EMERGING      HARD       REAL                               COMBINED
MARKETS      ASSETS     ESTATE    DISCOVERY  OPPORTUNITY      TOTAL
------------------------------------------------------------------------

$   2,649  $      628  $   2,924  $      --  $        --  $   1,994,999

    4,962       8,336      2,270      5,824        8,605      1,605,090
------------------------------------------------------------------------
   (2,313)     (7,708)       654     (5,824)      (8,605)       389,909
------------------------------------------------------------------------

   94,840     187,650     10,128     16,455       86,054      6,836,936

    4,840      17,835      4,240         --           --        366,573

   36,870      35,607     50,224         --       96,007     15,215,793
------------------------------------------------------------------------
  136,550     241,092     64,592     16,455      182,061     22,419,302
------------------------------------------------------------------------

   23,252     (91,315)    (7,693)    60,881      (86,241)     2,929,486
------------------------------------------------------------------------
$ 157,489  $  142,069  $  57,553  $  71,512  $    87,215  $  25,738,697
========================================================================

========================================================================

       VAN ECK WORLDWIDE               WELLS FARGO
INSURANCE TRUST FUND (CONTINUED)    ADVANTAGE VT FUNDS
--------------------------------  --------------------------------------

EMERGING      HARD        REAL                              COMBINED
MARKETS      ASSETS      ESTATE   DISCOVERY  OPPORTUNITY      TOTAL
------------------------------------------------------------------------

$  (2,313) $   (7,708) $     654  $  (5,824) $    (8,605) $     389,909
  136,550     241,092     64,592     16,455      182,061     22,419,302

   23,252     (91,315)    (7,693)    60,881      (86,241)     2,929,486
------------------------------------------------------------------------
  157,489     142,069     57,553     71,512       87,215     25,738,697
------------------------------------------------------------------------

   25,893     215,124     28,199     24,477       91,075      7,257,768
  (39,357)    (17,560)   (25,836)   (59,212)    (162,411)   (24,590,247)
  167,638     (51,936)    11,910     (7,011)    (118,506)    (1,887,720)
------------------------------------------------------------------------

  154,174     145,628     14,273    (41,746)    (189,842)   (19,220,199)
------------------------------------------------------------------------
  311,663     287,697     71,826     29,766     (102,627)     6,518,498
------------------------------------------------------------------------
  385,326     610,026    168,823    558,034      908,377    201,621,562
------------------------------------------------------------------------
$ 696,989  $  897,723  $ 240,649  $ 587,800  $   805,750  $ 208,140,060
========================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 AND 2006

================================================================================

(1)   GENERAL

      Jefferson National Life Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the Balanced, Equity, Fixed Income, Government Securities and Money Market Portfolios of the 40|86 Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

      The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., ("JNF Holdings"), a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the JNF Balanced and Equity portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account C's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account C.

      The following investment subaccounts are available to new investors as of December 31, 2007:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I
THE ALGER AMERICAN FUND
      Growth Portfolio
      Leveraged AllCap Portfolio
      MidCap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund
DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio
FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II
      Kaufmann Fund II
      Market Opportunity Fund II
JANUS ASPEN SERIES
      Balanced Portfolio
      Forty Portfolio
      Global Life Sciences Portfolio
      Growth and Income Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
      Mid Cap Value Portfolio
      Small Company Value Portfolio - Service
      Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      Small Cap Portfolio
      US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      Aggressive Growth Portfolio
      Capital and Income Portfolio
      Fundamental Value Portfolio
      Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Global High Yield Bond Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

      Government Portfolio
      Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Lehman Brothers High Income Bond Portfolio
      Lehman Brothers Short Duration Bond Portfolio
      Fasciano Portfolio
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio
PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      Money Market Portfolio
      RealEstateRealReturn Portfolio
      Real Return Bond Portfolio
      Short-Term Portfolio
      StocksPLUS(R) Total Return Portfolio
      Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      Global High Yield Portfolio
      High Yield Portfolio
      International Value Portfolio
      Mid Cap Value Portfolio
      Small Cap Value Portfolio
      Strategic Income Portfolio
ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio
RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Absolute Return Strategies Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Essential Portfolio Aggressive Fund
      Essential Portfolio Conservative Fund
      Essential Portfolio Moderate Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Hedged Equity Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse OTC Strategy Fund
      Inverse Russell 2000 Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 1.25X Strategy Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Multi-Cap Core Equity Fund
      Nova Fund
      OTC 2X Strategy Fund
      OTC Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000 1.5X Strategy Fund
      Russell 2000 2X Strategy Fund
      S&P 500 2X Strategy Fund
      Sector Rotation Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
      Communications and Information Portfolio
      Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
      Absolute Return Fund
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Real Estate Fund
WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

(3)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $202,289,758 and $48,959,359 for the years ended December 31, 2007 and 2006, respectively. The aggregate proceeds from sales of investments in portfolio shares were $207,696,330 and $51,689,441 for the years ended December 31, 2007 and 2006, respectively.

(4)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

      The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the 40|86 Series Trust which are
0.66 percent, 0.81 percent and 0.99 percent, respectively. These fees were $1,930,641 and $1,605,090 for the years ended December 31, 2007 and 2006, respectively.

      Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $238,217 and $265,992 for the years ended December 31, 2007 and 2006, respectively.

(5)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
  Basic Value Fund
    December 31, 2007 ...........................................       81   $  1.66   $      135       0.00%        0.39%     1.00%
    December 31, 2006 ...........................................       61      1.66          101      12.16%        0.14%     1.00%
    December 31, 2005 ...........................................       51      1.48           76       4.23%        0.00%     1.00%
    December 31, 2004 ...........................................       57      1.42           81       9.68%        0.00%     1.00%
    December 31, 2003 ...........................................       20      1.29           25      29.48%        0.00%     1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
  Core Equity Fund
    December 31, 2007 ...........................................        7     11.66           76       7.07%        1.12%     1.00%
    December 31, 2006 ...........................................        5     10.89           58       8.47%        0.53%     1.00%
    Inception April 28, 2006 ....................................       --     10.04           --        N/A          N/A       N/A
  Financial Services Fund
    December 31, 2007 ...........................................        5      1.05            5     -23.36%        7.53%     1.00%
    December 31, 2006 ...........................................        1      1.37            2      16.10%        1.55%     1.00%
    December 31, 2005 ...........................................        2      1.18            2       4.42%        1.32%     1.00%
    December 31, 2004 ...........................................        2      1.13            2       7.59%        0.44%     1.00%
    December 31, 2003 ...........................................        6      1.05            6      28.29%        0.53%     1.00%
  Global Health Care Fund
    December 31, 2007 ...........................................       58      1.28           74      11.30%        0.00%     1.00%
    December 31, 2006 ...........................................       99      1.15          114       3.60%        0.00%     1.00%
    December 31, 2005 ...........................................      118      1.11          131       7.77%        0.00%     1.00%
    December 31, 2004 ...........................................      162      1.03          167       6.16%        0.00%     1.00%
    December 31, 2003 ...........................................       83      0.97           80      26.51%        0.00%     1.00%
  Global Real Estate Fund
    December 31, 2007 ...........................................      454      2.96        1,344      -6.62%        4.25%     1.00%
    December 31, 2006 ...........................................      616      3.17        1,953      41.52%        1.40%     1.00%
    December 31, 2005 ...........................................      429      2.24          962      13.13%        1.27%     1.00%
    December 31, 2004 ...........................................      316      1.98          628      34.95%        1.13%     1.00%
    December 31, 2003 ...........................................      137      1.47          202      37.44%        2.19%     1.00%
  High Yield Fund
    December 31, 2007 ...........................................        4     12.07           67       0.25%        7.47%     1.00%
    December 31, 2006 ...........................................        4     12.04           48       9.65%        8.88%     1.00%
    December 31, 2005 ...........................................        4     10.98           46       1.67%        9.31%     1.00%
    December 31, 2004 ...........................................        3     10.80           32       8.32%        4.64%     1.00%
    Inception May 1, 2004 .......................................       --      9.97           --        N/A          N/A       N/A
  Mid Cap Core Equity Fund
    December 31, 2007 ...........................................       22      1.77           38       8.59%        0.05%     1.00%
    December 31, 2006 ...........................................       18      1.63           29       9.40%        0.89%     1.00%
    December 31, 2005 ...........................................       11      1.49           17       6.43%        0.30%     1.00%
    December 31, 2004 ...........................................        9      1.40           13      12.56%        0.04%     1.00%
    December 31, 2003 ...........................................        2      1.24            3      24.90%        0.00%     1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
  Technology Fund
    December 31, 2007 ...........................................       40      0.67           27       6.35%        0.00%     1.00%
    December 31, 2006 ...........................................      125      0.63           79       8.62%        0.00%     1.00%
    December 31, 2005 ...........................................       20      0.58           11       1.75%        0.00%     1.00%
    December 31, 2004 ...........................................      106      0.57           61       3.78%        0.00%     1.00%
    December 31, 2003 ...........................................       33      0.55           18      43.84%        0.00%     1.00%
THE ALGER AMERICAN FUND:
  Growth Portfolio
    December 31, 2007 ...........................................      691      2.19        1,513      19.02%        0.32%     1.00%
    December 31, 2006 ...........................................      679      1.84        1,251       3.95%        0.13%     1.00%
    December 31, 2005 ...........................................      825      1.77        1,461      10.63%        0.23%     1.00%
    December 31, 2004 ...........................................      954      1.60        1,524       4.67%        0.00%     1.00%
    December 31, 2003 ...........................................    1,063      1.53        1,625      33.82%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
  Leveraged AllCap Portfolio
    December 31, 2007 ...........................................      547   $  5.23   $    2,902      32.07%        0.00%     1.00%
    December 31, 2006 ...........................................      504      3.96        2,029      18.21%        0.00%     1.00%
    December 31, 2005 ...........................................      622      3.35        2,180      13.18%        0.00%     1.00%
    December 31, 2004 ...........................................      826      2.96        2,546       7.17%        0.00%     1.00%
    December 31, 2003 ...........................................    1,038      2.76        2,867      33.39%        0.00%     1.00%
  MidCap Growth Portfolio
    December 31, 2007 ...........................................      361      3.56        1,288      29.93%        0.00%     1.00%
    December 31, 2006 ...........................................      353      2.74          966       9.16%        0.00%     1.00%
    December 31, 2005 ...........................................      468      2.51        1,175       8.66%        0.00%     1.00%
    December 31, 2004 ...........................................      538      2.31        1,242      12.04%        0.00%     1.00%
    December 31, 2003 ...........................................      577      2.06        1,189      46.32%        0.00%     1.00%
  Small Capitalization Portfolio
    December 31, 2007 ...........................................    1,147      2.15        2,468      16.22%        0.00%     1.00%
    December 31, 2006 ...........................................    1,176      1.85        2,180      18.59%        0.00%     1.00%
    December 31, 2005 ...........................................    1,251      1.56        1,952      15.56%        0.00%     1.00%
    December 31, 2004 ...........................................    1,088      1.35        1,467      15.53%        0.00%     1.00%
    December 31, 2003 ...........................................    1,090      1.17        1,274      40.93%        0.00%     1.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
  Growth and Income Portfolio
    December 31, 2007 ...........................................       10      1.44           14       4.35%        1.59%     1.00%
    December 31, 2006 ...........................................        5      1.38            6      15.97%        0.44%     1.00%
    December 31, 2005 ...........................................        6      1.19            7       3.48%        0.90%     1.00%
    December 31, 2004 ...........................................       19      1.15           21      10.57%        1.16%     1.00%
    December 31, 2003 ...........................................        6      1.04            6      31.19%        0.47%     1.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  Balanced Fund
    December 31, 2007 ...........................................        2     11.98           23       3.90%        0.73%     1.00%
    December 31, 2006 ...........................................       --     11.53            2       8.47%        1.15%     1.00%
    December 31, 2005 ...........................................       --     10.63            1       5.88%        0.00%     1.00%
    Inception May 1, 2005 .......................................       --     10.04           --        N/A          N/A       N/A
  Income & Growth Fund
    December 31, 2007 ...........................................      104      1.38          144      -1.43%        1.57%     1.00%
    December 31, 2006 ...........................................       71      1.40           99      15.70%        1.56%     1.00%
    December 31, 2005 ...........................................       94      1.21          113       4.31%        2.10%     1.00%
    December 31, 2004 ...........................................      121      1.16          141      11.48%        1.85%     1.00%
    December 31, 2003 ...........................................      218      1.04          226      28.08%        0.88%     1.00%
  Inflation Protection Fund
    December 31, 2007 ...........................................       --     11.60            2       8.41%        5.79%     1.00%
    December 31, 2006 ...........................................       --     10.70            1       0.56%        3.18%     1.00%
    December 31, 2005 ...........................................       --     10.64            1       0.57%        4.15%     1.00%
    December 31, 2004 ...........................................       --     10.58           --       5.38%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.04           --        N/A          N/A       N/A
  International Fund
    December 31, 2007 ...........................................      587      2.17        1,271      17.30%        0.62%     1.00%
    December 31, 2006 ...........................................      514      1.85          953      23.33%        1.46%     1.00%
    December 31, 2005 ...........................................      431      1.50          645      11.94%        1.01%     1.00%
    December 31, 2004 ...........................................      264      1.34          353      14.11%        0.68%     1.00%
    December 31, 2003 ...........................................      340      1.17          399      23.27%        0.60%     1.00%
  Large Company Value Fund
    December 31, 2007 ...........................................       --      9.39           --      -6.47%        0.00%     1.00%
    Inception May 1, 2007 .......................................       --     10.04           --        N/A          N/A       N/A
  Ultra Fund
    December 31, 2007 ...........................................       --     11.56           --      15.37%        0.00%     1.00%
    Inception May 1, 2007 .......................................       --     10.02           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT   ------------    TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
  Value Fund
    December 31, 2007 ...........................................      435   $  2.35   $    1,021      -6.00%        1.54%    1.00%
    December 31, 2006 ...........................................      483      2.50        1,207      17.37%        1.35%     1.00%
    December 31, 2005 ...........................................      538      2.13        1,144       3.90%        0.89%     1.00%
    December 31, 2004 ...........................................      598      2.05        1,224      13.45%        0.97%     1.00%
    December 31, 2003 ...........................................      560      1.81        1,011      27.68%        1.14%     1.00%
  Vista Fund
    December 31, 2007 ...........................................       40     12.40          492      24.37%        0.00%     1.00%
    Inception May 1, 2007 .......................................       --      9.97           --        N/A          N/A       N/A
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond Fund
    December 31, 2007 ...........................................       --     10.70           --      -2.73%        1.58%     1.00%
    December 31, 2006 ...........................................       --     11.00           --       5.16%        0.00%     1.00%
    December 31, 2005 ...........................................       --     10.46           --       3.98%        0.00%     1.00%
    Inception May 1, 2005 .......................................       --     10.06           --        N/A          N/A       N/A
THE DREYFUS INVESTMENT PORTFOLIOS
  Small Cap Stock Index Portfolio
    December 31, 2007 ...........................................        1     12.84           15      -1.61%        0.49%     1.00%
    December 31, 2006 ...........................................        2     13.05           20      13.28%        0.37%     1.00%
    December 31, 2005 ...........................................        1     11.52            7      13.72%        0.00%     1.00%
    Inception May 1, 2005 .......................................       --     10.13           --        N/A          N/A       N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
    December 31, 2007 ...........................................    1,196      2.19        2,646       6.83%        0.53%     1.00%
    December 31, 2006 ...........................................    1,238      2.05        2,568       8.47%        0.11%     1.00%
    December 31, 2005 ...........................................    1,423      1.89        2,725       2.16%        0.00%     1.00%
    December 31, 2004 ...........................................    1,705      1.85        3,181       5.36%        0.41%     1.00%
    December 31, 2003 ...........................................    1,702      1.76        2,988      24.75%        0.12%     1.00%
DREYFUS STOCK INDEX FUND
    December 31, 2007 ...........................................    3,772      2.90       11,178       4.32%        1.69%     1.00%
    December 31, 2006 ...........................................    4,409      2.78       12,543      14.40%        1.66%     1.00%
    December 31, 2005 ...........................................    4,901      2.43       12,031       3.40%        1.61%     1.00%
    December 31, 2004 ...........................................    5,282      2.35       12,537       9.70%        1.79%     1.00%
    December 31, 2003 ...........................................    5,751      2.14       12,319      27.09%        1.49%     1.00%
DREYFUS VARIABLE INVESTMENT FUND:
  International Value Portfolio
    December 31, 2007 ...........................................      151      1.89          286       3.28%        1.64%     1.00%
    December 31, 2006 ...........................................      181      1.83          332      21.19%        1.52%     1.00%
    December 31, 2005 ...........................................      248      1.51          375      11.03%        0.00%     1.00%
    December 31, 2004 ...........................................      213      1.36          290      18.43%        1.18%     1.00%
    December 31, 2003 ...........................................      165      1.15          189      35.00%        1.71%     1.00%
FEDERATED INSURANCE SERIES:
  Capital Income Fund II
    December 31, 2007 ...........................................      120      1.66          204       3.11%        6.08%     1.00%
    December 31, 2006 ...........................................      206      1.61          336      15.00%        6.02%     1.00%
    December 31, 2005 ...........................................      253      1.40          360       5.26%        5.17%     1.00%
    December 31, 2004 ...........................................      259      1.33          350       8.49%        4.32%     1.00%
    December 31, 2003 ...........................................      261      1.23          319      19.47%        6.01%     1.00%
  High Income Bond Fund II
    December 31, 2007 ...........................................      219      1.93          429       2.66%        7.30%     1.00%
    December 31, 2006 ...........................................      193      1.88          374       9.94%        7.89%     1.00%
    December 31, 2005 ...........................................      169      1.71          290       1.18%        8.76%     1.00%
    December 31, 2004 ...........................................      207      1.69          349       9.57%        7.12%     1.00%
    December 31, 2003 ...........................................      256      1.54          395      21.00%        7.22%     1.00%
  International Equity Fund II
    December 31, 2007 ...........................................       87      2.27          198       8.10%        0.21%     1.00%
    December 31, 2006 ...........................................       66      2.10          139      17.98%        0.19%     1.00%
    December 31, 2005 ...........................................      105      1.78          187       7.88%        0.00%     1.00%
    December 31, 2004 ...........................................       92      1.65          152      12.92%        0.00%     1.00%
    December 31, 2003 ...........................................      224      1.46          328      30.55%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
  Kaufmann Fund II
    December 31, 2007 ...........................................       23   $ 12.57   $      288      19.49%        0.00%     1.00%
    December 31, 2006 ...........................................       --     10.52           --       5.84%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --      9.94           --        N/A          N/A       N/A
  Market Opportunity Fund II
    December 31, 2007 ...........................................       --      9.90            1      -2.46%        0.89%     1.00%
    December 31, 2006 ...........................................       --     10.15           --       1.40%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --     10.01           --        N/A          N/A       N/A
JANUS ASPEN SERIES:
  Balanced Portfolio
    December 31, 2007 ...........................................       30     10.42          309       4.30%        1.77%     1.00%
    Inception May 1, 2007 .......................................       --      9.99           --        N/A          N/A       N/A
  Forty Portfolio
    December 31, 2007 ...........................................       37     12.71          473      27.10%        0.34%     1.00%
    Inception May 1, 2007 .......................................       --     10.00           --        N/A          N/A       N/A
  Global Life Sciences Portfolio
    December 31, 2007 ...........................................       --     10.90            2       8.89%        0.00%     1.00%
    Inception May 1, 2007 .......................................       --     10.01           --        N/A          N/A       N/A
  Growth and Income Portfolio
    December 31, 2007 ...........................................      506      1.75          884       8.02%        2.11%     1.00%
    December 31, 2006 ...........................................      443      1.62          718       6.58%        1.87%     1.00%
    December 31, 2005 ...........................................      386      1.52          585      11.76%        0.63%     1.00%
    December 31, 2004 ...........................................      446      1.36          608      10.53%        0.68%     1.00%
    December 31, 2003 ...........................................      454      1.23          558      20.31%        1.35%     1.00%
    Inception March 21, 2003 ....................................       --      1.02           --        N/A          N/A       N/A
  International Growth Portfolio
    December 31, 2007 ...........................................      829      4.13        3,426      27.08%        0.65%     1.00%
    December 31, 2006 ...........................................      743      3.25        2,417      45.74%        2.24%     1.00%
    December 31, 2005 ...........................................      272      2.23          608      30.41%        1.40%     1.00%
    December 31, 2004 ...........................................      115      1.71          196      18.07%        1.06%     1.00%
    December 31, 2003 ...........................................       28      1.45           41      42.89%        2.49%     1.00%
    Inception March 21, 2003 ....................................       --      1.01           --        N/A          N/A       N/A
  Large Cap Growth Portfolio
    December 31, 2007 ...........................................    2,097      2.56        5,450      13.78%        0.73%     1.00%
    December 31, 2006 ...........................................    2,297      2.25        5,234      10.29%        0.48%     1.00%
    December 31, 2005 ...........................................    2,553      2.04        5,242       3.03%        0.33%     1.00%
    December 31, 2004 ...........................................    2,989      1.98        5,944       3.67%        0.15%     1.00%
    December 31, 2003 ...........................................    3,284      1.91        6,271      30.42%        0.09%     1.00%
  Mid Cap Growth Portfolio
    December 31, 2007 ...........................................    2,144      3.13        6,713      20.85%        0.22%     1.00%
    December 31, 2006 ...........................................    2,278      2.59        5,903      12.61%        0.00%     1.00%
    December 31, 2005 ...........................................    2,576      2.30        5,964      11.11%        0.00%     1.00%
    December 31, 2004 ...........................................    3,092      2.07        6,436      19.43%        0.00%     1.00%
    December 31, 2003 ...........................................    3,247      1.73        5,627      33.76%        0.00%     1.00%
  Mid Cap Value Portfolio
    December 31, 2007 ...........................................       --      9.93            2      -0.80%        4.41%     1.00%
    Inception May 1, 2007 .......................................       --     10.01           --        N/A          N/A       N/A
  Small Company Value Portfolio - Service
    December 31, 2007 ...........................................        1      8.93           11     -10.88%        1.07%     1.00%
    Inception May 1, 2007 .......................................       --     10.02           --        N/A          N/A       N/A
  Worldwide Growth Portfolio
    December 31, 2007 ...........................................    3,255      3.12       10,276       8.33%        0.76%     1.00%
    December 31, 2006 ...........................................    3,370      2.88        9,819      17.07%        1.75%     1.00%
    December 31, 2005 ...........................................    3,974      2.46        9,776       4.68%        1.35%     1.00%
    December 31, 2004 ...........................................    4,823      2.35       11,335       3.87%        0.99%     1.00%
    December 31, 2003 ...........................................    5,528      2.26       12,507      22.76%        1.13%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Portfolio
    December 31, 2007 ...........................................       56   $ 30.03   $    1,695      32.00%        1.55%     1.00%
    December 31, 2006 ...........................................       27     22.75          627      28.68%        0.47%     1.00%
    December 31, 2005 ...........................................       24     17.68          424      39.32%        0.35%     1.00%
    December 31, 2004 ...........................................        3     12.69           38      29.23%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.82           --        N/A          N/A       N/A
  International Equity Portfolio
    December 31, 2007 ...........................................        8     16.50          136       9.63%        3.01%     1.00%
    December 31, 2006 ...........................................        5     15.05           69      21.37%        0.79%     1.00%
    December 31, 2005 ...........................................        6     12.40           75       9.54%        0.42%     1.00%
    December 31, 2004 ...........................................       --     11.32            4      14.00%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.93           --        N/A          N/A       N/A
  Small Cap Portfolio
    December 31, 2007 ...........................................      148      1.72          255      -8.02%        0.00%     1.00%
    December 31, 2006 ...........................................      201      1.87          376      14.72%        0.00%     1.00%
    December 31, 2005 ...........................................      211      1.63          344       3.16%        0.00%     1.00%
    December 31, 2004 ...........................................      341      1.58          539      13.57%        0.00%     1.00%
    December 31, 2003 ...........................................      289      1.39          403      35.86%        0.00%     1.00%
  US Strategic Equity Portfolio
    December 31, 2007 ...........................................       61      1.35           83      -2.17%        1.36%     1.00%
    December 31, 2006 ...........................................       52      1.38           71      16.95%        0.67%     1.00%
    December 31, 2005 ...........................................       55      1.18           65       1.72%        0.66%     1.00%
    December 31, 2004 ...........................................       78      1.16           90      10.98%        0.60%     1.00%
    December 31, 2003 ...........................................       39      1.05           41      22.78%        0.69%     1.00%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
    Aggressive Growth Portfolio
    December 31, 2007 ...........................................        1      9.58            5      -3.23%        0.00%     1.00%
    Inception April 30, 2007 ....................................       --      9.90           --        N/A          N/A       N/A
  Capital and Income Portfolio
    December 31, 2007 ...........................................       --     10.04            3       0.90%        0.86%     1.00%
    Inception April 30, 2007 ....................................       --      9.95           --        N/A          N/A       N/A
  Fundamental Value Portfolio
    December 31, 2007 ...........................................        1      9.52            6      -3.84%        0.33%     1.00%
    Inception April 30, 2007 ....................................       --      9.90           --        N/A          N/A       N/A
  Large Cap Growth Portfolio
    December 31, 2007 ...........................................       --      9.95            4       0.51%        0.02%     1.00%
    Inception April 30, 2007 ....................................       --      9.90           --        N/A          N/A       N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Global High Yield Bond Portfolio
    December 31, 2007 ...........................................       --     11.47           --      -1.04%        0.00%     1.00%
    December 31, 2006 ...........................................       --     11.59           --       9.55%        0.00%     1.00%
    December 31, 2005 ...........................................       --     10.58           --       5.69%        0.00%     1.00%
    Inception May 1, 2005 .......................................       --     10.01           --        N/A          N/A       N/A
  Government Portfolio
    December 31, 2007 ...........................................       --     10.50           --       1.45%        3.23%     1.00%
    December 31, 2006 ...........................................       --     10.35            1       3.09%        6.26%     1.00%
    December 31, 2005 ...........................................       --     10.04            1       0.40%       14.22%     1.00%
    Inception May 1, 2005 .......................................       --     10.00           --        N/A          N/A       N/A
  Strategic Bond Portfolio
    December 31, 2007 ...........................................        3     11.34           31       0.98%        5.79%     1.00%
    December 31, 2006 ...........................................        2     11.23           24       3.98%        6.67%     1.00%
    December 31, 2005 ...........................................        1     10.80           15       1.50%       11.12%     1.00%
    December 31, 2004 ...........................................       --     10.64           --       6.40%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.00           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
  America's Value Portfolio
    December 31, 2007 ...........................................      193   $  1.68   $      324       1.82%        4.10%     1.00%
    December 31, 2006 ...........................................      138      1.65          227      13.79%        2.97%     1.00%
    December 31, 2005 ...........................................      117      1.45          170       2.84%        2.36%     1.00%
    December 31, 2004 ...........................................       59      1.41           84      15.12%        3.18%     1.00%
    December 31, 2003 ...........................................       19      1.22           24      22.49%        7.42%     1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
  Growth and Income Portfolio
    December 31, 2007 ...........................................      576      1.76        1,013       2.33%        1.13%     1.00%
    December 31, 2006 ...........................................      741      1.72        1,272      16.22%        1.30%     1.00%
    December 31, 2005 ...........................................      780      1.48        1,154       2.07%        0.94%     1.00%
    December 31, 2004 ...........................................      903      1.45        1,306      11.77%        0.90%     1.00%
    December 31, 2003 ...........................................      797      1.30        1,034      29.71%        0.76%     1.00%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Lehman Brothers High Income Bond Portfolio
    December 31, 2007 ...........................................       --     11.02           --       0.09%       12.93%     1.00%
    December 31, 2006 ...........................................       --     11.01           --       6.38%       39.68%     1.00%
    December 31, 2005 ...........................................       --     10.35           --       3.50%        0.00%     1.00%
    Inception May 1, 2005 .......................................       --     10.00           --        N/A          N/A       N/A
  Lehman Brothers Short Duration Bond Portfolio
    December 31, 2007 ...........................................      104      1.40          146       3.70%        2.65%     1.00%
    December 31, 2006 ...........................................      125      1.35          169       3.05%        2.98%     1.00%
    December 31, 2005 ...........................................       89      1.31          117       0.77%        2.67%     1.00%
    December 31, 2004 ...........................................      105      1.30          137      -0.59%        3.64%     1.00%
    December 31, 2003 ...........................................      116      1.31          152       1.40%        4.73%     1.00%
  Fasciano Portfolio
    December 31, 2007 ...........................................       11      1.47           17      -0.68%        0.00%     1.00%
    December 31, 2006 ...........................................        5      1.48            7       4.23%        0.00%     1.00%
    December 31, 2005 ...........................................        5      1.42            7       2.16%        0.00%     1.00%
    December 31, 2004 ...........................................       11      1.39           15      10.54%        0.00%     1.00%
    December 31, 2003 ...........................................        2      1.26            3      25.24%        0.14%     1.00%
    Inception May 1, 2003 .......................................       --      1.00           --        N/A          N/A       N/A
  Mid-Cap Growth Portfolio
    December 31, 2007 ...........................................       77      1.37          105      21.24%        0.00%     1.00%
    December 31, 2006 ...........................................       46      1.13           52      14.14%        0.00%     1.00%
    December 31, 2005 ...........................................       41      0.99           41      12.50%        0.00%     1.00%
    December 31, 2004 ...........................................       20      0.88           18      14.91%        0.00%     1.00%
    December 31, 2003 ...........................................        1      0.77           --      26.80%        0.00%     1.00%
  Partners Portfolio
    December 31, 2007 ...........................................      225      2.18          556       8.46%        0.62%     1.00%
    December 31, 2006 ...........................................      259      2.01          591      11.05%        0.68%     1.00%
    December 31, 2005 ...........................................      302      1.81          546      16.77%        0.99%     1.00%
    December 31, 2004 ...........................................      222      1.55          344      18.00%        0.01%     1.00%
    December 31, 2003 ...........................................      212      1.31          279      33.75%        0.00%     1.00%
  Regency Portfolio
    December 31, 2007 ...........................................       63      1.98          125       2.59%        0.45%     1.00%
    December 31, 2006 ...........................................       88      1.93          171       9.66%        0.42%     1.00%
    December 31, 2005 ...........................................       87      1.76          153      11.39%        0.10%     1.00%
    December 31, 2004 ...........................................       58      1.58           92      20.91%        0.02%     1.00%
    December 31, 2003 ...........................................       10      1.31           13      30.54%        0.00%     1.00%
    Inception May 1, 2003 .......................................       --      1.00           --        N/A          N/A       N/A
  Socially Responsive Portfolio
    December 31, 2007 ...........................................       --     14.37            4       6.52%        0.08%     1.00%
    December 31, 2006 ...........................................       --     13.49            4      12.60%        0.22%     1.00%
    December 31, 2005 ...........................................        1     11.98           11       5.74%        0.00%     1.00%
    December 31, 2004 ...........................................       --     11.33            1      13.07%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.02           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced Portfolio
    December 31, 2007 ...........................................    1,075   $  9.81   $   10,755      -2.19%        1.16%     1.00%
    Inception May 1, 2007 .......................................       --     10.03           --        N/A          N/A       N/A
  JNF Equity Portfolio - Non-Qualified
    December 31, 2007 ...........................................   10,378      8.99        2,377     -10.19%        0.00%     1.00%
    Inception May 1, 2007 .......................................       --     10.01           --        N/A          N/A       N/A
  JNF Equity Portfolio - Qualified
    December 31, 2007 ...........................................      264      8.99       95,203     -10.19%        0.00%     1.00%
    Inception May 1, 2007 .......................................       --     10.01           --        N/A          N/A       N/A
PIMCO VARIABLE INSURANCE TRUST:
  All Asset Portfolio
    December 31, 2007 ...........................................       --     11.16           --       7.20%        3.10%     1.00%
    December 31, 2006 ...........................................       --     10.41            3       4.41%        7.58%     1.00%
    Inception May 1, 2006 .......................................       --      9.97           --        N/A          N/A       N/A
  CommodityRealReturn Strategy Portfolio
    December 31, 2007 ...........................................       --     11.64            2      22.01%        9.10%     1.00%
    December 31, 2006 ...........................................        1      9.54           14      -5.54%        4.63%     1.00%
    Inception May 1, 2006 .......................................       --     10.10           --        N/A          N/A       N/A
  Emerging Markets Bond Portfolio
    December 31, 2007 ...........................................        1     11.27            8       4.74%        5.65%     1.00%
    December 31, 2006 ...........................................       --     10.76           --       7.82%        0.00%     1.00%
    Inception May 1, 2006 .......................................       --      9.98           --        N/A          N/A       N/A
  Foreign Bond US Dollar-Hedged Portfolio
    December 31, 2007 ...........................................       --     10.53           --       2.63%        0.00%     1.00%
    December 31, 2006 ...........................................       --     10.26           --       2.50%        2.32%     1.00%
    Inception May 1, 2006 .......................................       --     10.01           --        N/A          N/A       N/A
  Global Bond Unhedged Portfolio
    December 31, 2007 ...........................................       --     11.07           --       8.64%        3.36%     1.00%
    December 31, 2006 ...........................................       --     10.19           --       1.90%        2.30%     1.00%
    Inception May 1, 2006 .......................................       --     10.00           --        N/A          N/A       N/A
  High Yield Portfolio
    December 31, 2007 ...........................................       --     10.82           4        2.46%        6.92%     1.00%
    December 31, 2006 ...........................................        1     10.56           8        5.71%        4.66%     1.00%
    Inception May 1, 2006 .......................................       --      9.99           --        N/A          N/A       N/A
  Long Term US Government Portfolio
    December 31, 2007 ...........................................        5     10.78           52       8.56%        4.49%     1.00%
    December 31, 2006 ...........................................       --      9.93           --      -1.19%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --     10.05           --        N/A          N/A       N/A
  Low Duration Portfolio
    December 31, 2007 ...........................................       --     10.67           --       6.27%        4.57%     1.00%
    December 31, 2006 ...........................................       --     10.04           --       0.30%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --     10.01           --        N/A          N/A       N/A
  Money Market Portfolio
    December 31, 2007 ...........................................      846     10.94        9,371       3.80%        4.71%     1.00%
    December 31, 2006 ...........................................       23     10.54          248       3.54%        4.60%     1.00%
    December 31, 2005 ...........................................       12     10.18          124       1.80%        3.09%     1.00%
    December 31, 2004 ...........................................        2     10.00           18       0.00%        1.71%     1.00%
    Inception May 1, 2004 .......................................       --     10.00           --        N/A          N/A       N/A
  RealEstateRealReturn Strategy Portfolio
    December 31, 2007 ...........................................        9     10.28           92     -13.47%       21.69%     1.00%
    December 31, 2006 ...........................................       --     11.88           --      20.98%        6.70%     1.00%
    Inception May 1, 2006 .......................................       --      9.82           --        N/A          N/A       N/A
  Real Return Portfolio
    December 31, 2007 ...........................................      178      1.26          223       9.57%        4.67%     1.00%
    December 31, 2006 ...........................................      145      1.15          166       0.00%        4.24%     1.00%
    December 31, 2005 ...........................................      142      1.15          163       0.88%        2.79%     1.00%
    December 31, 2004 ...........................................      134      1.14          153       8.11%        1.10%     1.00%
    December 31, 2003 ...........................................        3      1.05            3       5.07%        0.75%     1.00%
    Inception May 1, 2003 .......................................       --      1.00           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
  Short-Term Portfolio
    December 31, 2007 ...........................................       12   $ 10.88   $      131       3.42%        4.68%     1.00%
    December 31, 2006 ...........................................        8     10.52           82       3.24%        4.28%     1.00%
    December 31, 2005 ...........................................        9     10.19           88       1.49%        3.00%     1.00%
    December 31, 2004 ...........................................        3     10.04           26       0.40%        1.84%     1.00%
    Inception May 1, 2004 .......................................       --     10.00           --        N/A          N/A       N/A
  StockPLUS(R) Total Return Portfolio
    December 31, 2007 ...........................................       --     11.89           --       8.49%        9.69%     1.00%
    December 31, 2006 ...........................................       --     10.96           --      10.71%        0.00%     1.00%
    Inception May 1, 2006 .......................................       --      9.90           --        N/A          N/A       N/A
  Total Return Portfolio
    December 31, 2007 ...........................................      276      1.18          326       7.27%        4.80%     1.00%
    December 31, 2006 ...........................................      167      1.10          183       2.80%        4.46%     1.00%
    December 31, 2005 ...........................................      118      1.07          126       1.90%        3.53%     1.00%
    December 31, 2004 ...........................................       77      1.05           81       3.56%        1.94%     1.00%
    December 31, 2003 ...........................................        5      1.01            5       1.29%        2.53%     1.00%
    Inception May 1, 2003 .......................................       --      1.00           --        N/A          N/A       N/A
PIONEER VARIABLE CONTRACTS TRUST:
  Cullen Value Portfolio
    December 31, 2007 ...........................................       --     10.89           --       5.32%        0.00%
    December 31, 2006 ...........................................       --     10.34           --       4.02%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --      9.94           --        N/A          N/A       N/A
  Emerging Markets Portfolio
    December 31, 2007 ...........................................       50     15.73          779      41.08%        0.14%     1.00%
    December 31, 2006 ...........................................        5     11.15           60      11.06%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --     10.04           --        N/A          N/A       N/A
  Equity Income Portfolio
    December 31, 2007 ...........................................      265      1.34          354       0.00%        2.34%     1.00%
    December 31, 2006 ...........................................      169      1.34          392      20.72%        2.41%     1.00%
    December 31, 2005 ...........................................      126      1.11          140       4.72%        2.11%     1.00%
    December 31, 2004 ...........................................      125      1.06          133      14.61%        2.02%     1.00%
    December 31, 2003 ...........................................      267      0.92          247      21.05%        2.15%     1.00%
  Fund Portfolio
    December 31, 2007 ...........................................       16      1.18           19       3.51%        0.92%     1.00%
    December 31, 2006 ...........................................       18      1.14           21      15.15%        1.10%     1.00%
    December 31, 2005 ...........................................       83      0.99           82       5.32%        1.11%     1.00%
    December 31, 2004 ...........................................       87      0.94           82       9.31%        0.89%     1.00%
    December 31, 2003 ...........................................      108      0.86           93      22.21%        0.91%     1.00%
  Global High Yield Portfolio
    December 31, 2007 ...........................................       --     10.36           --       1.07%        7.19%     1.00%
    December 31, 2006 ...........................................       --     10.25           --       2.40%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --     10.01           --        N/A          N/A       N/A
  High Yield Portfolio
    December 31, 2007 ...........................................        8     11.73           91       4.55%        5.11%     1.00%
    December 31, 2006 ...........................................        5     11.22           58       7.16%        5.26%     1.00%
    December 31, 2005 ...........................................        3     10.47           30       4.70%        3.31%     1.00%
    Inception May 1, 2005 .......................................       --     10.00           --        N/A          N/A       N/A
  International Value Portfolio
    December 31, 2007 ...........................................        2     11.82           22      12.14%        0.22%     1.00%
    December 31, 2006 ...........................................       --     10.54           --       5.29%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --     10.01           --        N/A          N/A       N/A
  Mid Cap Value Portfolio
    December 31, 2007 ...........................................        1     12.67           12       4.28%        0.78%     1.00%
    December 31, 2006 ...........................................       --     12.15            1      11.16%        0.00%     1.00%
    December 31, 2005 ...........................................       --     10.93           --       8.65%        0.00%     1.00%
    Inception May 1, 2005 .......................................       --     10.06           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
  Small Cap Value Portfolio
    December 31, 2007 ...........................................       --   $  9.46   $       --      -8.16%        0.00%     1.00%
    December 31, 2006 ...........................................       --     10.30           --       4.67%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --      9.84           --        N/A          N/A       N/A
  Strategic Income Portfolio
    December 31, 2007 ...........................................       --     10.62           --       5.15%        0.00%     1.00%
    December 31, 2006 ...........................................       --     10.10           --       0.80%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --     10.02           --        N/A          N/A       N/A
ROYCE CAPITAL FUND:
  Micro-Cap Portfolio
    December 31, 2007 ...........................................      309      2.27          703       2.71%        1.49%     1.00%
    December 31, 2006 ...........................................      301      2.21          666      20.11%        0.25%     1.00%
    December 31, 2005 ...........................................      164      1.84          302      10.18%        0.48%     1.00%
    December 31, 2004 ...........................................      247      1.67          411      12.86%        0.00%     1.00%
    December 31, 2003 ...........................................      112      1.48          166      47.20%        0.00%     1.00%
    Inception May 1, 2003 .......................................       --      1.00           --        N/A          N/A       N/A
  Small-Cap Portfolio
    December 31, 2007 ...........................................      221      2.06          495      -2.83%        0.05%     1.00%
    December 31, 2006 ...........................................      246      2.12          569      13.98%        0.05%     1.00%
    December 31, 2005 ...........................................      344      1.86          639       7.51%        0.00%     1.00%
    December 31, 2004 ...........................................      325      1.73          561      23.87%        0.00%     1.00%
    December 31, 2003 ...........................................       99      1.40          138      39.92%        0.00%     1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
RYDEX VARIABLE TRUST:
  CLS AdvisorOne Amerigo Fund
    December 31, 2007 ...........................................       --     14.15            2      12.66%        0.41%     1.00%
    December 31, 2006 ...........................................       --     12.56            2      11.15%        0.14%     1.00%
    December 31, 2005 ...........................................       --     11.30           --      12.55%        0.00%     1.00%
    Inception May 1, 2005 .......................................       --     10.04           --        N/A          N/A       N/A
  CLS AdvisorOne Clermont Fund
    December 31, 2007 ...........................................       --     11.91           --       5.12%        0.00%     1.00%
    December 31, 2006 ...........................................       --     11.33           --       7.29%        0.00%     1.00%
    December 31, 2005 ...........................................       --     10.56           --       5.28%        0.00%     1.00%
    Inception May 1, 2005 .......................................       --     10.03           --        N/A          N/A       N/A
  Absolute Return Strategies Fund
    December 31, 2007 ...........................................       --     10.63            1       2.80%        0.77%     1.00%
    December 31, 2006 ...........................................        6     10.34           64       3.40%        4.38%     1.00%
    Inception February 3, 2006 ..................................       --     10.00           --        N/A          N/A       N/A
  Banking Fund
    December 31, 2007 ...........................................        3      8.88           27     -27.86%        6.37%     1.00%
    December 31, 2006 ...........................................        1     12.31           12      10.21%        1.61%     1.00%
    December 31, 2005 ...........................................       --     11.17            5      -3.79%        0.89%     1.00%
    December 31, 2004 ...........................................       --     11.61           --      14.95%        1.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.10           --        N/A          N/A       N/A
  Basic Materials Fund
    December 31, 2007 ...........................................       23     20.51          477      32.58%        0.21%     1.00%
    December 31, 2006 ...........................................        7     15.47          103      21.14%        2.24%     1.00%
    December 31, 2005 ...........................................        2     12.77           23       2.98%        0.06%     1.00%
    December 31, 2004 ...........................................       --     12.40           --      24.37%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.97           --        N/A          N/A       N/A
  Biotechnology Fund
    December 31, 2007 ...........................................        3     10.05           25       3.29%        0.00%     1.00%
    December 31, 2006 ...........................................        3      9.73           27      -4.23%        0.00%     1.00%
    December 31, 2005 ...........................................        3     10.16           29       9.60%        0.00%     1.00%
    December 31, 2004 ...........................................        1      9.27            5      -5.41%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.80           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Commodities Strategy Fund
    December 31, 2007 ...........................................        1   $ 10.17   $       13      29.72%        0.00%     1.00%
    December 31, 2006 ...........................................        1      7.84            8     -18.67%        0.00%     1.00%
    December 31, 2005 ...........................................       --      9.64           --      -4.08%        0.00%     1.00%
    Inception October 21, 2005 ..................................       --     10.05           --        N/A          N/A       N/A
  Consumer Products Fund
    December 31, 2007 ...........................................        2     13.15           26       9.95%        1.00%     1.00%
    December 31, 2006 ...........................................        7     11.96           85      16.23%        1.53%     1.00%
    December 31, 2005 ...........................................        2     10.29           25      -1.34%        0.93%     1.00%
    December 31, 2004 ...........................................       --     10.43            3       3.27%        0.02%     1.00%
    Inception May 1, 2004 .......................................       --     10.10           --        N/A          N/A       N/A
  Dow 2X Strategy Fund
    December 31, 2007 ...........................................        3     14.57           46       7.05%        1.13%     1.00%
    December 31, 2006 ...........................................        2     13.61           25      29.25%        0.38%     1.00%
    December 31, 2005 ...........................................        4     10.53           46      -4.79%        3.27%     1.00%
    December 31, 2004 ...........................................       --     11.06           --      11.49%        0.00%     1.00%
    Inception July 15, 2004 .....................................       --      9.92           --        N/A          N/A       N/A
  Electronics Fund
    December 31, 2007 ...........................................        6      9.19           57      -3.47%        0.00%     1.00%
    December 31, 2006 ...........................................        1      9.52           12       1.49%        0.00%     1.00%
    December 31, 2005 ...........................................        1      9.38            6       2.85%        0.00%     1.00%
    December 31, 2004 ...........................................       --      9.12           --      -6.37%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.74           --        N/A          N/A       N/A
  Energy Fund
    December 31, 2007 ...........................................       35     24.31          855      31.90%        0.00%     1.00%
    December 31, 2006 ...........................................       31     18.43          566      10.76%        0.00%     1.00%
    December 31, 2005 ...........................................       52     16.64          864      37.18%        0.02%     1.00%
    December 31, 2004 ...........................................       15     12.13          179      18.57%        0.01%     1.00%
    Inception May 1, 2004 .......................................       --     10.23           --        N/A          N/A       N/A
  Energy Services Fund
    December 31, 2007 ...........................................       59     26.54        1,602      35.75%        0.00%     1.00%
    December 31, 2006 ...........................................       31     19.55          645       9.89%        0.00%     1.00%
    December 31, 2005 ...........................................       31     17.79          554      46.78%        0.00%     1.00%
    December 31, 2004 ...........................................        3     12.12           39      19.17%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.17           --        N/A          N/A       N/A
  Essential Portfolio Aggressive Fund
    December 31, 2007 ...........................................       --     10.86           --       5.64%        0.00%     1.00%
    December 31, 2006 ...........................................       --     10.28           --       3.73%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --      9.91           --        N/A          N/A       N/A
  Essential Portfolio Conservative Fund
    December 31, 2007 ...........................................       --     10.67           --       5.43%        0.00%     1.00%
    December 31, 2006 ...........................................       --     10.12           --       1.40%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --      9.98           --        N/A          N/A       N/A
  Essential Portfolio Moderate Fund
    December 31, 2007 ...........................................       --     10.83           --       5.45%        0.00%     1.00%
    December 31, 2006 ...........................................       --     10.27           --       3.22%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --      9.95           --        N/A          N/A       N/A
  Europe 1.25X Strategy Fund
    December 31, 2007 ...........................................        5     18.24           91      11.90%        2.86%     1.00%
    December 31, 2006 ...........................................        3     16.30           41      28.25%        1.35%     1.00%
    December 31, 2005 ...........................................        2     12.71           30       5.30%        0.51%     1.00%
    December 31, 2004 ...........................................       --     12.07           --      19.39%        2.79%     1.00%
    Inception May 1, 2004 .......................................       --     10.11           --        N/A          N/A       N/A
  Financial Services Fund
    December 31, 2007 ...........................................       --     10.94            1     -19.56%        3.19%     1.00%
    December 31, 2006 ...........................................       --     13.60           --      15.55%        0.14%     1.00%
    December 31, 2005 ...........................................       --     11.77            3       2.35%        1.02%     1.00%
    December 31, 2004 ...........................................       --     11.50            1      14.43%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.05           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Government Long Bond 1.2X Strategy Fund
    December 31, 2007 ...........................................       84   $  1.16   $       97       9.43%        3.50%     1.00%
    December 31, 2006 ...........................................       62      1.06           66      -4.50%        3.72%     1.00%
    December 31, 2005 ...........................................       56      1.11           63       6.73%        3.33%     1.00%
    December 31, 2004 ...........................................        2      1.04            2       7.29%        3.33%     1.00%
    December 31, 2003 ...........................................       --      0.97           --      -2.92%          N/A     1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
  Health Care Fund
    December 31, 2007 ...........................................        9     12.07          113       4.96%        0.00%     1.00%
    December 31, 2006 ...........................................        9     11.50          104       4.07%        0.00%     1.00%
    December 31, 2005 ...........................................        2     11.05           18       9.51%        0.00%     1.00%
    December 31, 2004 ...........................................        1     10.09           14       0.20%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.07           --        N/A          N/A       N/A
  Hedged Equity Fund
    December 31, 2007 ...........................................       --     10.53           --       2.13%        0.00%     1.00%
    December 31, 2006 ...........................................       --     10.31           --       3.10%        0.00%     1.00%
    Inception February 3, 2006 ..................................       --     10.00           --        N/A          N/A       N/A
  Internet Fund
    December 31, 2007 ...........................................       --     13.00           --       9.24%        0.00%     1.00%
    December 31, 2006 ...........................................       --     11.90           --       8.68%        0.00%     1.00%
    December 31, 2005 ...........................................       --     10.95            4      -2.41%        0.00%     1.00%
    December 31, 2004 ...........................................       --     11.22           --      14.61%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.79           --        N/A          N/A       N/A
  Inverse Dow 2X Strategy Fund
    December 31, 2007 ...........................................       --      6.13            2      -9.85%        0.63%     1.00%
    December 31, 2006 ...........................................        1      6.80            4     -22.55%        0.82%     1.00%
    December 31, 2005 ...........................................        1      8.78            6       0.57%        0.82%     1.00%
    December 31, 2004 ...........................................       --      8.73           --     -13.39%        0.00%     1.00%
    Inception July 15, 2004 .....................................       --     10.08           --        N/A          N/A       N/A
  Inverse Government Long Bond Strategy Fund
    December 31, 2007 ...........................................        3      0.83            2      -5.68%        1.93%     1.00%
    December 31, 2006 ...........................................        4      0.88            4       7.32%        1.35%     1.00%
    December 31, 2005 ...........................................        5      0.82            4      -5.75%        0.00%     1.00%
    December 31, 2004 ...........................................       31      0.87           27     -11.78%        0.00%     1.00%
    December 31, 2003 ...........................................        1      0.99            1      -1.38%        0.00%     1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
  Inverse Mid-Cap Strategy Fund
    December 31, 2007 ...........................................       --      7.36            1      -2.90%        4.24%     1.00%
    December 31, 2006 ...........................................       --      7.58            1      -4.77%        0.23%     1.00%
    December 31, 2005 ...........................................        2      7.96           16      -9.13%        0.10%     1.00%
    December 31, 2004 ...........................................       --      8.76           --     -11.87%        0.00%     1.00%
    Inception July 15, 2004 .....................................       --      9.94           --        N/A          N/A       N/A
  Inverse OTC Strategy Fund
    December 31, 2007 ...........................................       --      7.44           --     -12.16%        0.00%     1.00%
    December 31, 2006 ...........................................        6      8.47           50      -2.42%        0.41%     1.00%
    December 31, 2005 ...........................................       15      8.68          133       0.23%        0.00%     1.00%
    December 31, 2004 ...........................................       --      8.66           --     -14.34%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.11           --        N/A          N/A       N/A
  Inverse Russell 2000 Strategy Fund
    December 31, 2007 ...........................................        1      7.40            5       4.37%        1.05%     1.00%
    December 31, 2006 ...........................................        5      7.09           36     -12.79%        1.27%     1.00%
    December 31, 2005 ...........................................       --      8.13           --      -4.01%        0.09%     1.00%
    December 31, 2004 ...........................................       --      8.47           --     -14.96%        0.00%     1.00%
    Inception July 15, 2004 .....................................       --      9.96           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Inverse S&P 500 Strategy Fund
    December 31, 2007 ...........................................       94   $  0.64   $       61       0.00%        3.66%     1.00%
    December 31, 2006 ...........................................       97      0.64           63      -8.57%        6.37%     1.00%
    December 31, 2005 ...........................................       95      0.70           66      -1.41%        0.00%     1.00%
    December 31, 2004 ...........................................       --      0.71           --     -11.70%        0.00%     1.00%
    December 31, 2003 ...........................................       --      0.80           --     -19.48%         N/A      1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
  Japan 1.25X Strategy Fund
    December 31, 2007 ...........................................        2     11.28           24     -12.08%        4.81%     1.00%
    December 31, 2006 ...........................................        5     12.83           70       4.06%        2.11%     1.00%
    December 31, 2005 ...........................................       14     12.33          169      19.13%        0.00%     1.00%
    December 31, 2004 ...........................................        3     10.35           30       4.76%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.88           --        N/A          N/A       N/A
  Large-Cap Growth Fund
    December 31, 2007 ...........................................        1     11.48           12       3.89%        0.00%     1.00%
    December 31, 2006 ...........................................        1     11.05           12       4.34%        0.00%     1.00%
    December 31, 2005 ...........................................        1     10.59            5       0.76%        0.12%     1.00%
    December 31, 2004 ...........................................       --     10.51            3       5.52%       17.00%     1.00%
    Inception July 15, 2004 .....................................       --      9.96           --        N/A          N/A       N/A
  Large-Cap Value Fund
    December 31, 2007 ...........................................        6     12.59           77      -6.32%        0.90%     1.00%
    December 31, 2006 ...........................................       20     13.44          265      16.46%        1.05%     1.00%
    December 31, 2005 ...........................................       10     11.54          115       3.13%        1.27%     1.00%
    December 31, 2004 ...........................................        1     11.19            9      12.35%        2.06%     1.00%
    Inception July 15, 2004 .....................................       --      9.96           --        N/A          N/A       N/A
  Leisure Fund
    December 31, 2007 ...........................................        1     12.82            9      -3.46%        0.00%     1.00%
    December 31, 2006 ...........................................        2     13.28           29      22.17%        0.00%     1.00%
    December 31, 2005 ...........................................       --     10.87           --      -5.81%        0.00%     1.00%
    December 31, 2004 ...........................................       --     11.54            2      15.17%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.02           --        N/A          N/A       N/A
  Mid Cap 1.5X Strategy Fund
    December 31, 2007 ...........................................       25      2.28           57       2.70%        1.34%     1.00%
    December 31, 2006 ...........................................       12      2.22           27       9.36%        0.28%     1.00%
    December 31, 2005 ...........................................       26      2.03           52      12.78%        0.00%     1.00%
    December 31, 2004 ...........................................       41      1.80           74      21.09%        0.00%     1.00%
    December 31, 2003 ...........................................       31      1.49           46      48.66%        0.00%     1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
  Mid-Cap Growth Fund
    December 31, 2007 ...........................................        1     13.40           12       7.37%        0.00%     1.00%
    December 31, 2006 ...........................................       --     12.48            2       2.04%        0.00%     1.00%
    December 31, 2005 ...........................................        9     12.23          108      10.38%        0.00%     1.00%
    December 31, 2004 ...........................................       --     11.08            4      10.14%        0.00%     1.00%
    Inception July 15, 2004 .....................................       --     10.06           --        N/A          N/A       N/A
  Mid-Cap Value Fund
    December 31, 2007 ...........................................       --     13.28            6      -5.82%        0.89%     1.00%
    December 31, 2006 ...........................................        1     14.10           11      15.95%        0.31%     1.00%
    December 31, 2005 ...........................................        2     12.16           23       7.23%        1.27%     1.00%
    December 31, 2004 ...........................................       --     11.34           --      12.95%        0.00%     1.00%
    Inception July 15, 2004 .....................................       --     10.04           --        N/A          N/A       N/A
  Multi-Cap Core Equity Fund
    December 31, 2007 ...........................................       --     10.25           --      -6.22%        0.32%     1.00%
    December 31, 2006 ...........................................       --     10.93           --       9.63%        0.00%     1.00%
    Inception February 3, 2006 ..................................       --      9.97           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Nova Fund
    December 31, 2007 ...........................................        4   $ 13.91   $       60       0.14%        1.29%     1.00%
    December 31, 2006 ...........................................        6     13.89           88      18.11%        1.21%     1.00%
    December 31, 2005 ...........................................        6     11.76           73       2.89%        0.23%     1.00%
    December 31, 2004 ...........................................        8     11.43           87      13.51%        0.05%     1.00%
    December 31, 2003 ...........................................        3     10.07           28      37.81%        0.00%     1.00%
  OTC 2X Strategy Fund
    December 31, 2007 ...........................................        8     15.36          124      26.94%        0.79%     1.00%
    December 31, 2006 ...........................................        1     12.10            6       3.77%        0.03%     1.00%
    December 31, 2005 ...........................................        1     11.66           17      -3.95%        0.00%     1.00%
    December 31, 2004 ...........................................       --     12.14           --      24.26%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.77           --        N/A          N/A       N/A
  OTC Fund
    December 31, 2007 ...........................................       14     17.54          243      16.62%        0.07%     1.00%
    December 31, 2006 ...........................................       14     15.04          213       4.74%        0.00%     1.00%
    December 31, 2005 ...........................................       26     14.36          370       0.07%        0.00%     1.00%
    December 31, 2004 ...........................................       30     14.35          431       8.29%        0.00%     1.00%
    December 31, 2003 ...........................................       29     13.25          379      43.97%        0.00%     1.00%
  Precious Metals Fund
    December 31, 2007 ...........................................       17     19.56          325      18.33%        0.00%     1.00%
    December 31, 2006 ...........................................       21     16.53          353      20.22%        0.00%     1.00%
    December 31, 2005 ...........................................       20     13.75          282      19.67%        0.00%     1.00%
    December 31, 2004 ...........................................        4     11.49           51      14.90%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.00           --        N/A          N/A       N/A
  Real Estate Fund
    December 31, 2007 ...........................................        3     14.74           43     -19.93%        1.47%     1.00%
    December 31, 2006 ...........................................        5     18.41           85      29.47%        1.39%     1.00%
    December 31, 2005 ...........................................        3     14.22           48       6.04%        1.61%     1.00%
    December 31, 2004 ...........................................        1     13.41           19      32.90%        2.18%     1.00%
    Inception May 1, 2004 .......................................       --     10.09           --        N/A          N/A       N/A
  Retailing Fund
    December 31, 2007 ...........................................       --     10.53           --     -13.48%        0.00%     1.00%
    December 31, 2006 ...........................................        1     12.17           10       8.95%        0.00%     1.00%
    December 31, 2005 ...........................................       --     11.17            5       4.49%        0.00%     1.00%
    December 31, 2004 ...........................................       --     10.69           --       7.01%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.99           --        N/A          N/A       N/A
  Russell 2000 1.5X Strategy Fund
    December 31, 2007 ...........................................       89      2.23          198      -7.85%        1.74%     1.00%
    December 31, 2006 ...........................................      122      2.42          294      19.80%        0.29%     1.00%
    December 31, 2005 ...........................................       78      2.02          157       2.54%        2.06%     1.00%
    December 31, 2004 ...........................................      140      1.97          275      24.21%        0.00%     1.00%
    December 31, 2003 ...........................................      139      1.59          220      58.38%       22.47%     1.00%
    Inception May 1, 2003 .......................................       --      1.00           --        N/A          N/A       N/A
  Russell 2000 2X Strategy Fund
    December 31, 2007 ...........................................        4      8.98           40     -13.49%        0.00%     1.00%
    December 31, 2006 ...........................................       --     10.38           --       7.90%        0.00%     1.00%
    Inception November 1, 2006 ..................................       --      9.62           --        N/A          N/A       N/A
  S&P 500 2X Strategy Fund
    December 31, 2007 ...........................................        1     14.47           16      -0.41%        0.87%     1.00%
    December 31, 2006 ...........................................        2     14.53           28      22.51%        1.61%     1.00%
    December 31, 2005 ...........................................       --     11.86            1       2.33%        0.00%     1.00%
    December 31, 2004 ...........................................       --     11.59           --      15.32%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.05           --        N/A          N/A       N/A
  Sector Rotation Fund
    December 31, 2007 ...........................................       52      2.07          107      21.05%        0.00%     1.00%
    December 31, 2006 ...........................................        8      1.71           14      10.32%        0.00%     1.00%
    December 31, 2005 ...........................................        1      1.55            1      13.14%        0.00%     1.00%
    December 31, 2004 ...........................................       12      1.37           16       9.32%        0.00%     1.00%
    December 31, 2003 ...........................................        4      1.25            5      25.01%        0.00%     1.00%
    Inception May 1, 2003 .......................................       --      1.00           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Small-Cap Growth Fund
    December 31, 2007 ...........................................        1   $ 12.81   $       10      -1.08%        0.00%     1.00%
    December 31, 2006 ...........................................        2     12.95           28       6.67%        0.00%     1.00%
    December 31, 2005 ...........................................        7     12.14           84       5.11%        0.00%     1.00%
    December 31, 2004 ...........................................       --     11.55           --      14.81%        0.00%     1.00%
    Inception July 15, 2004 .....................................       --     10.06           --        N/A          N/A       N/A
  Small-Cap Value Fund
    December 31, 2007 ...........................................       11     11.00          122     -21.15%        0.20%     1.00%
    December 31, 2006 ...........................................       15     13.95          207      18.02%        0.90%     1.00%
    December 31, 2005 ...........................................        1     11.82           12       2.60%        0.00%     1.00%
    December 31, 2004 ...........................................        1     11.52            6      14.74%        2.00%     1.00%
    Inception July 15, 2004 .....................................       --     10.04           --        N/A          N/A       N/A
  Strengthening Dollar 2X Strategy Fund
    December 31, 2007 ...........................................       --      8.09           --     -11.78%        0.00%     1.00%
    December 31, 2006 ...........................................       --      9.17           --     -11.49%        0.00%     1.00%
    December 31, 2005 ...........................................       --     10.36           --       2.37%        0.00%     1.00%
    Inception October 21, 2005 ..................................       --     10.12           --        N/A          N/A       N/A
  Technology Fund
    December 31, 2007 ...........................................        1     12.27            9       9.26%        0.00%     1.00%
    December 31, 2006 ...........................................       --     11.23            1       4.86%        0.00%     1.00%
    December 31, 2005 ...........................................       --     10.71            1       2.10%        0.00%     1.00%
    December 31, 2004 ...........................................       --     10.49           --       6.61%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.84           --        N/A          N/A       N/A
  Telecommunications Fund
    December 31, 2007 ...........................................        7     13.92          101       8.16%        0.15%     1.00%
    December 31, 2006 ...........................................        7     12.87           90      18.29%        2.91%     1.00%
    December 31, 2005 ...........................................       --     10.88           --       0.18%        0.00%     1.00%
    December 31, 2004 ...........................................       --     10.86           --       9.81%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --      9.89           --        N/A          N/A       N/A
  Transportation Fund
    December 31, 2007 ...........................................       --     12.99           --      -9.67%        0.00%     1.00%
    December 31, 2006 ...........................................        1     14.38            8       6.28%        0.00%     1.00%
    December 31, 2005 ...........................................       --     13.53            1       7.47%        0.00%     1.00%
    December 31, 2004 ...........................................       --     12.59           --      25.65%        0.00%     1.00%
    Inception May 1, 2004 .......................................       --     10.02           --        N/A          N/A       N/A
  U.S. Government Money Market Fund
    December 31, 2007 ...........................................      263      1.05          277       2.94%        3.81%     1.00%
    December 31, 2006 ...........................................      316      1.02          323       3.03%        3.70%     1.00%
    December 31, 2005 ...........................................      456      0.99          453       1.02%        1.97%     1.00%
    December 31, 2004 ...........................................      178      0.98          175      -1.17%        0.32%     1.00%
    December 31, 2003 ...........................................       67      0.99           67      -0.98%        0.00%     1.00%
  Utilities Fund
    December 31, 2007 ...........................................        4     16.93           71      11.68%        1.40%     1.00%
    December 31, 2006 ...........................................        4     15.16           67      19.84%        2.32%     1.00%
    December 31, 2005 ...........................................        6     12.65           80       9.43%        0.82%     1.00%
    December 31, 2004 ...........................................       --     11.56            1      14.91%        2.67%     1.00%
    Inception May 1, 2004 .......................................       --     10.06           --        N/A          N/A       N/A
  Weakening Dollar 2X Strategy Fund
    December 31, 2007 ...........................................       --     13.06            2      16.92%        2.75%     1.00%
    December 31, 2006 ...........................................       --     11.17            1      15.51%       17.92%     1.00%
    December 31, 2005 ...........................................       --      9.67           --      -2.13%        0.00%     1.00%
    Inception October 21, 2005 ..................................       --      9.88           --        N/A          N/A       N/A
SELIGMAN PORTFOLIOS, INC.:
  Communications and Information Portfolio
    December 31, 2007 ...........................................      146      0.84          123      15.07%        0.00%     1.00%
    December 31, 2006 ...........................................      101      0.73           74      19.67%        0.00%     1.00%
    December 31, 2005 ...........................................      140      0.61           85       7.02%        0.00%     1.00%
    December 31, 2004 ...........................................      212      0.57          121       9.52%        0.00%     1.00%
    December 31, 2003 ...........................................      324      0.52          168      42.62%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                                       NET ASSETS              INVESTMENT
                                                                     UNITS     UNIT    ----------     TOTAL      INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)    VALUE      (000S)      RETURN       RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.: (continued)
  Global Technology Portfolio
    December 31, 2007 ...........................................       91   $  0.69   $       65      13.11%        0.00%     1.00%
    December 31, 2006 ...........................................      195      0.61          120      17.31%        0.00%     1.00%
    December 31, 2005 ...........................................      220      0.52          114       6.12%        0.00%     1.00%
    December 31, 2004 ...........................................      186      0.49           90       3.65%        0.00%     1.00%
    December 31, 2003 ...........................................      207      0.47           98      34.70%        0.00%     1.00%
THIRD AVENUE VARIABLE SERIES TRUST:
  Value Portfolio:
    December 31, 2007 ...........................................      445      2.01          893      -5.63%        2.15%     1.00%
    December 31, 2006 ...........................................      367      2.13          782      14.52%        1.30%     1.00%
    December 31, 2005 ...........................................      318      1.86          591      13.41%        1.39%     1.00%
    December 31, 2004 ...........................................      254      1.64          415      19.00%        0.54%     1.00%
    December 31, 2003 ...........................................      146      1.38          201      37.81%        0.13%     1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
  Absolute Return Fund
    December 31, 2007 ...........................................        5      1.08            6       2.86%        0.38%     1.00%
    December 31, 2006 ...........................................        1      1.05            1       8.25%        0.00%     1.00%
    December 31, 2005 ...........................................        1      0.97            1      -1.02%        0.00%     1.00%
    December 31, 2004 ...........................................        1      0.98            1      -1.54%        0.00%     1.00%
    December 31, 2003 ...........................................        1      1.00            1      -0.47%        0.00%     1.00%
    Inception May 1, 2003 .......................................       --      0.99           --        N/A          N/A       N/A
  Bond Fund
    December 31, 2007 ...........................................      113      1.70          192       8.97%        5.65%     1.00%
    December 31, 2006 ...........................................       85      1.56          133       5.41%        8.62%     1.00%
    December 31, 2005 ...........................................      120      1.48          178      -3.90%        7.23%     1.00%
    December 31, 2004 ...........................................      150      1.54          231       7.85%        9.37%     1.00%
    December 31, 2003 ...........................................      196      1.43          280      16.99%        1.97%     1.00%
  Emerging Markets Fund
    December 31, 2007 ...........................................      504      2.63        1,325      36.27%        0.35%     1.00%
    December 31, 2006 ...........................................      361      1.93          697      37.86%        0.53%     1.00%
    December 31, 2005 ...........................................      276      1.40          385      30.84%        0.59%     1.00%
    December 31, 2004 ...........................................      257      1.07          275      24.82%        0.58%     1.00%
    December 31, 2003 ...........................................      206      0.86          177      52.66%        0.10%     1.00%
  Hard Assets Fund
    December 31, 2007 ...........................................      337      4.44        1,498      43.69%        0.09%     1.00%
    December 31, 2006 ...........................................      291      3.09          898      23.11%        0.07%     1.00%
    December 31, 2005 ...........................................      243      2.51          610      50.30%        0.25%     1.00%
    December 31, 2004 ...........................................      157      1.67          261      22.84%        0.62%     1.00%
    December 31, 2003 ...........................................      222      1.36          302      43.64%        0.30%     1.00%
  Real Estate Fund
    December 31, 2007 ...........................................       92      2.67          246      -0.37%        1.16%     1.00%
    December 31, 2006 ...........................................       90      2.68          241      30.10%        1.28%     1.00%
    December 31, 2005 ...........................................       82      2.06          169      19.77%        3.13%     1.00%
    December 31, 2004 ...........................................      162      1.72          279      34.61%        0.63%     1.00%
    December 31, 2003 ...........................................       42      1.28           54      33.16%        1.88%     1.00%
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery Fund
    December 31, 2007 ...........................................       42     15.65          655      21.04%        0.00%     1.00%
    December 31, 2006 ...........................................       45     12.93          588      13.52%        0.00%     1.00%
    December 31, 2005 ...........................................       49     11.39          558      15.05%        0.00%     1.00%
    Inception April 8, 2005 .....................................       --      9.90           --        N/A          N/A       N/A
  Opportunity Fund
    December 31, 2007 ...........................................      341      2.68          914       5.51%        0.56%     1.00%
    December 31, 2006 ...........................................      317      2.54          806      10.92%        0.00%     1.00%
    December 31, 2005 ...........................................      397      2.29          908       7.01%        0.00%     1.00%
    December 31, 2004 ...........................................      540      2.14        1,156      16.89%        0.00%     1.00%
    December 31, 2003 ...........................................      431      1.83          789      35.64%        0.08%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6) UNIT PROGRESSION

   The change in units outstanding for the year ended December 31, 2007 was as follows:

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES*     OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .................................................       j    2,949,848.8      146,150.8     (3,095,999.6)            --
   Equity ...................................................       j    2,040,067.0       36,955.8     (2,077,022.8)            --
   Fixed Income .............................................       a      796,845.4        3,395.5       (800,240.9)            --
   Government Securities ....................................       a      230,459.6        3,129.9       (233,589.5)            --
   Money Market .............................................       a      796,117.6       79,279.5       (875,397.1)            --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..............................................               61,000.2       20,887.5           (814.0)      81,073.7
   Core Equity ..............................................                5,351.5        2,002.9           (798.2)       6,556.2
   Financial Services .......................................                1,220.5        4,988.1         (1,210.2)       4,998.4
   Global Health Care .......................................               99,095.1       26,420.1        (67,507.0)      58,008.2
   Global Real Estate .......................................              616,348.2      292,439.7       (455,283.4)     453,504.5
   High Yield ...............................................                3,964.6        3,072.8         (2,652.8)       4,384.6
   Mid Cap Core Equity ......................................               17,559.8        5,104.3         (1,005.8)      21,658.3
   Technology ...............................................              124,993.4       15,548.0       (100,313.7)      40,227.7
THE ALGER AMERICAN FUND:
   Growth ...................................................              678,620.5      293,029.7       (280,665.1)     690,985.1
   Leveraged AllCap .........................................              503,811.0      147,953.3       (104,361.4)     547,402.9
   MidCap Growth ............................................              352,932.3      170,092.2       (161,640.0)     361,384.5
   Small Capitalization .....................................            1,175,860.2      164,929.8       (194,198.4)   1,146,591.6
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ........................................                4,672.3        6,309.0         (1,211.3)       9,770.0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .................................................                  163.8        1,870.8           (137.1)       1,897.5
   Income & Growth ..........................................               70,994.9       62,966.7        (29,867.4)     104,094.2
   Inflation Protection .....................................                  111.8        8,876.8         (8,849.5)         139.1
   International ............................................              514,011.3      274,198.9       (201,677.3)     586,532.9
   Value ....................................................              483,113.2      121,869.1       (169,835.5)     435,146.8
   Vista ....................................................       k             --       54,526.8        (14,810.5)      39,716.3
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .......................................                     --        3,806.6         (3,806.6)            --
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ....................................                1,514.9        2,838.0         (3,221.6)       1,131.3
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ...................            1,237,889.9      134,509.0       (176,235.5)   1,196,163.4
DREYFUS STOCK INDEX FUND: ...................................            4,409,185.9      405,039.2     (1,042,177.3)   3,772,047.8
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ........................................       i      145,438.9        2,636.8       (148,075.7)            --
   International Value ......................................              180,711.2       56,520.4        (85,988.6)     151,243.0
FEDERATED INSURANCE SERIES:
   Capital Income II ........................................              205,704.9       11,529.1        (97,472.0)     119,762.0
   High Income Bond II ......................................              193,154.1       72,369.5        (46,313.9)     219,209.7
   International Equity II ..................................               66,388.1       72,802.1        (52,341.5)      86,848.7
   Kaufmann II ..............................................                    3.1       29,258.7         (6,315.4)      22,946.4
   Market Opportunity II ....................................                     --          135.8            (50.1)          85.7
JANUS ASPEN SERIES:
   Balanced .................................................       k             --       30,165.0           (502.0)      29,663.0
   Forty ....................................................       k             --       48,077.4        (10,836.7)      37,240.7
   Global Life Sciences .....................................       k             --          200.6             (4.2)         196.4
   Growth and Income ........................................              442,634.5      140,443.5        (76,803.1)     506,274.9
   International Growth .....................................              743,251.6      387,933.7       (301,956.1)     829,229.2
   Large Cap Growth .........................................            2,296,613.1      347,939.0       (547,299.5)   2,097,252.6
   Mid Cap Growth ...........................................            2,278,041.0      322,792.3       (456,748.1)   2,144,085.2
   Mid Cap Value ............................................       k             --          228.3             (1.3)         227.0
   Small Company Value - Service ............................       k             --        1,224.6               --        1,224.6
   Worldwide Growth .........................................            3,369,800.7      425,972.4       (540,606.1)   3,255,167.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES*     OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES:
   Emerging Markets .........................................               27,459.1       49,194.2        (20,287.0)      56,366.3
   International Equity .....................................                4,571.3        6,722.5         (3,030.5)       8,263.3
   Small Cap ................................................              200,952.4       73,527.3       (126,449.6)     148,030.1
   US Strategic Equity ......................................       l       51,856.5       49,399.0        (39,898.3)      61,357.2
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I ......................................       b             --        2,293.8         (1,759.2)         534.6
   Capital and Income I .....................................       b             --          819.9           (488.3)         331.6
   Fundamental Value I ......................................       b             --        3,701.0         (3,097.2)         603.8
   Large Cap Growth I .......................................       b             --        2,996.1         (2,814.9)         181.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond ...................................       c             --          497.1           (497.1)            --
   Government ...............................................       d          118.0            6.8           (117.5)           7.3
   Strategic Bond ...........................................       c        1,957.5          847.2           (249.2)       2,555.5
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth ........................................       e          327.6           80.9           (408.5)            --
   All Cap Value ............................................       f        2,188.4           24.9         (2,213.3)            --
   Large Cap Growth .........................................       g          224.5           19.7           (244.2)            --
   Total Return .............................................       h          506.0           27.9           (533.9)            --
LORD ABBETT SERIES FUND:
   America's Value ..........................................              137,891.8      114,729.0        (59,700.5)     192,920.3
   Growth and Income ........................................              740,603.3      107,117.1       (271,938.8)     575,781.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond .........................       m            3.8           12.8               --           16.6
   Lehman Brothers Short Duration Bond ......................       n      125,372.0       14,344.4        (35,406.1)     104,310.3
   Fasciano .................................................                4,915.5        6,379.2               --      11,294.7
   Mid-Cap Growth ...........................................               46,250.9       74,611.8        (43,737.4)      77,125.3
   Partners .................................................              259,175.9        9,737.8        (43,595.4)     225,318.3
   Regency ..................................................               88,308.7       13,684.1        (38,604.2)      63,388.6
   Socially Responsive ......................................                  333.0           57.0           (113.0)         277.0
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced .............................................       k             --    1,254,530.3       (179,230.9)   1,075,299.4
   JNF Equity ...............................................       k             --   12,474,433.9     (1,831,610.4)  10,642,823.5
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ................................................                  283.6             --           (283.6)            --
   CommodityRealReturn Strategy .............................                1,444.9        4,644.5         (5,888.1)         201.3
   Emerging Markets Bond ....................................                     --        4,567.3         (3,815.3)         752.0
   Foreign Bond US Dollar-Hedged ............................                     --            2.5               --            2.5
   Global Bond Unhedged .....................................                   43.5       27,439.9        (27,439.9)          43.5
   High Yield ...............................................                  784.9          858.6         (1,296.6)         346.9
   Long Term US Government ..................................                     --       15,115.7        (10,325.0)       4,790.7
   Low Duration .............................................                     --        6,848.9         (6,848.9)            --
   Money Market .............................................               22,938.2    1,108,073.2       (284,553.0)     846,458.4
   Real Return ..............................................              144,542.2      224,242.6       (191,123.0)     177,661.8
   RealEstateRealReturn Strategy ............................                     --       22,065.1        (13,100.5)       8,964.6
   Short-Term ...............................................                7,846.4       18,891.5        (14,717.1)      12,020.8
   StockPLUS(R) Total Return ................................                     --           18.0               --           18.0
   Total Return .............................................              166,887.9      297,799.5       (188,747.5)     275,939.9
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ................................................      ag             --        1,855.1         (1,855.1)            --
   Cullen Value .............................................                     --            0.9               --            0.9
   Emerging Markets .........................................                5,384.8       87,171.5        (42,996.8)      49,559.5
   Equity Income ............................................              168,805.8      150,590.3        (54,654.2)     264,741.9
   Fund .....................................................               18,219.8        7,695.2        (10,198.8)      15,716.2
   Global High Yield ........................................                     --       12,136.6        (12,136.6)            --
   High Yield ...............................................                5,160.9        9,269.1         (6,684.4)       7,745.6
   International Value ......................................                   45.1        2,871.6         (1,076.2)       1,840.5
   Mid Cap Value ............................................                  125.3          799.8             (1.1)         924.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS            UNITS           END
                                                                NOTES*     OF YEAR       PURCHASED        REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
   Micro-Cap ................................................              301,275.0       66,592.2        (58,780.5)     309,086.7
   Small-Cap ................................................              245,741.5       50,331.2        (74,702.2)     221,370.5
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo ...................................                  145.7             --               --          145.7
   Absolute Return Strategies ...............................                6,194.0          284.1         (6,407.3)          70.8
   Banking ..................................................                  961.0       21,439.9        (19,311.6)       3,089.3
   Basic Materials ..........................................                6,631.4       56,248.4        (39,603.3)      23,276.5
   Biotechnology ............................................                2,774.1       12,459.3        (12,702.3)       2,531.1
   Commodities Strategy .....................................       o        1,063.1       54,646.0        (54,439.2)       1,269.9
   Consumer Products ........................................                7,097.7        8,121.8        (13,210.4)       2,009.1
   Dow 2X Strategy ..........................................       p        1,821.1       25,176.7        (23,824.2)       3,173.6
   Electronics ..............................................                1,288.1       22,592.7        (17,646.2)       6,234.6
   Energy ...................................................               30,679.0       55,204.8        (50,723.1)      35,160.7
   Energy Services ..........................................               30,969.2       90,725.4        (63,093.7)      58,600.9
   Essential Portfolio Aggressive ...........................                     --          286.2           (286.2)            --
   Europe 1.25X Strategy ....................................       q        2,533.2       14,583.6        (12,119.6)       4,997.2
   Financial Services .......................................                   15.6           33.6             (2.0)          47.2
   Government Long Bond 1.2X Strategy .......................       r       61,971.9      497,761.5       (476,107.0)      83,626.4
   Health Care ..............................................                9,087.9        4,675.5         (4,376.8)       9,386.6
   Hedged Equity ............................................                     --          282.7           (282.7)            --
   Internet .................................................                     --       18,351.0        (18,351.0)            --
   Inverse Dow 2X Strategy ..................................       s          581.1       56,677.6        (56,968.2)         290.5
   Inverse Government Long Bond Strategy ....................       t        4,151.9      162,810.8       (164,281.4)       2,681.3
   Inverse Mid-Cap Strategy .................................       u           76.7          111.1            (52.4)         135.4
   Inverse OTC Strategy .....................................       v        5,887.5       56,893.2        (62,780.7)            --
   Inverse Russell 2000 Strategy ............................       w        5,137.0      138,129.2       (142,631.4)         634.8
   Inverse S&P 500 Strategy .................................       x       97,444.1      966,707.6       (969,784.8)      94,366.9
   Japan 1.25X Strategy .....................................       y        5,452.2        6,592.9         (9,892.0)       2,153.1
   Large-Cap Growth .........................................                1,113.8       11,403.1        (11,492.4)       1,024.5
   Large-Cap Value ..........................................               19,737.6       34,278.0        (47,934.1)       6,081.5
   Leisure ..................................................                2,152.6        9,370.1        (10,838.9)         683.8
   Mid Cap 1.5X Strategy ....................................       z       12,053.6      142,444.8       (129,326.6)      25,171.8
   Mid-Cap Growth ...........................................                  140.7        2,959.8         (2,223.9)         876.6
   Mid-Cap Value ............................................                  756.8        7,805.3         (8,102.8)         459.3
   Multi-Cap Core Equity ....................................                     --           84.4            (63.3)          21.1
   Nova .....................................................                6,329.0       17,062.5        (19,112.1)       4,279.4
   OTC 2X Strategy ..........................................      aa          506.7       38,387.6        (30,802.1)       8,092.2
   OTC ......................................................               14,148.6       19,751.3        (20,060.6)      13,839.3
   Precious Metals ..........................................               21,378.5       49,013.8        (53,770.5)      16,621.8
   Real Estate ..............................................                4,599.9       25,385.2        (27,081.1)       2,904.0
   Retailing ................................................                  785.3             --           (785.3)            --
   Russell 2000 1.5X Strategy ...............................      ab      121,531.8      121,457.4       (154,234.9)      88,754.3
   Russell 2000 2X Strategy .................................      ac             --       31,560.8        (27,095.3)       4,465.5
   S&P 500 2X Strategy ......................................      ad        1,933.0        6,146.2         (6,993.4)       1,085.8
   Sector Rotation ..........................................                8,208.3       64,260.7        (20,656.2)      51,812.8
   Small-Cap Growth .........................................                2,125.2        2,419.5         (3,733.4)         811.3
   Small-Cap Value ..........................................               14,814.7        1,366.0         (5,075.3)      11,105.4
   Strengthening Dollar 2X Strategy .........................      ae             --        5,962.2         (5,962.2)            --
   Technology ...............................................                  125.3       29,024.2        (28,433.2)         716.3
   Telecommunications .......................................                6,969.1        9,930.7         (9,676.9)       7,222.9
   Transportation ...........................................                  550.8       17,380.2        (17,931.0)            --
   U.S. Government Money Market .............................              316,468.7    2,982,083.9     (3,035,242.9)     263,309.7
   Utilities ................................................                4,387.7       34,378.8        (34,570.2)       4,196.3
   Weakening Dollar 2X Strategy .............................      af          128.2       25,459.6        (25,468.8)         119.0
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ...........................              100,749.6       90,456.2        (44,873.0)     146,332.8
   Global Technology ........................................              195,056.9       19,251.6       (123,513.5)      90,795.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES*     OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ....................................................              367,300.9      305,496.8      (227,382.6)      445,415.1
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ..........................................                  957.8       15,457.1       (11,142.1)        5,272.8
   Bond .....................................................               85,079.1      101,448.0       (73,277.2)      113,249.9
   Emerging Markets .........................................              361,452.4      478,543.3      (335,542.1)      504,453.6
   Hard Assets ..............................................              290,674.8      397,805.8      (351,408.6)      337,072.0
   Real Estate ..............................................               89,934.6       79,055.5       (76,801.7)       92,188.4
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ................................................               45,472.0       13,687.9       (17,293.3)       41,866.6
   Opportunity ..............................................              316,857.0      112,584.7       (88,858.9)      340,582.8
------------------------------------------------------------------------------------------------------------------------------------
                               TOTALS                                   32,576,485.4   28,396,055.1   (23,498,731.5)   37,473,809.0
====================================================================================================================================

*  See Footnote 7 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6) UNIT PROGRESSION

   The change in units outstanding for the year ended December 31, 2006 was as follows:

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES      OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .................................................            3,265,747.1      367,274.7       (683,173.0)   2,949,848.8
   Equity ...................................................            2,307,752.3       75,038.3       (342,723.6)   2,040,067.0
   Fixed Income .............................................              851,904.3       67,782.5       (122,841.4)     796,845.4
   Government Securities ....................................              291,457.6      101,290.7       (162,288.7)     230,459.6
   High Yield ...............................................       a      140,002.7        7,785.3       (147,788.0)            --
   Money Market .............................................              567,982.9      934,561.1       (706,426.4)     796,117.6
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ..............................................               50,990.0       10,324.7           (314.5)      61,000.2
   Core Equity ..............................................       b            0.0        9,307.2         (3,955.7)       5,351.5
   Core Stock ...............................................       c       64,080.7          183.2        (64,263.9)            --
   Financial Services .......................................                1,610.7             --           (390.2)       1,220.5
   Global Health Care .......................................              118,222.2       18,039.9        (37,167.0)      99,095.1
   Global Real Estate .......................................       d      428,834.8      363,294.2       (175,780.8)     616,348.2
   High Yield ...............................................                4,194.0        3,545.1         (3,774.5)       3,964.6
   Mid Cap Core .............................................               11,394.2        7,344.7         (1,179.1)      17,559.8
   Technology ...............................................               19,691.4      112,265.5         (6,963.5)     124,993.4
THE ALGER AMERICAN FUND:
   Growth ...................................................              824,866.7      118,381.5       (264,627.7)     678,620.5
   Leveraged AllCap .........................................              621,560.7       39,776.0       (157,525.7)     503,811.0
   Midcap Growth ............................................              468,147.8       41,010.5       (156,226.0)     352,932.3
   Small Capitalization .....................................            1,250,603.3      239,313.5       (314,056.6)   1,175,860.2
ALLIANCE VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ........................................                5,568.0        4,671.9         (5,567.6)       4,672.3
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:
   Balanced .................................................                  120.1          102.3            (58.6)         163.8
   Income & Growth ..........................................               93,520.1      104,171.1       (126,696.3)      70,994.9
   Inflation Protection .....................................                   71.7           64.6            (24.5)         111.8
   International ............................................              430,510.8      156,180.5        (72,680.0)     514,011.3
   Value ....................................................              538,015.0      136,962.0       (191,863.8)     483,113.2
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index ....................................                  577.9          958.0            (21.0)       1,514.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND ....................            1,422,654.4      164,654.3       (349,418.8)   1,237,889.9
DREYFUS STOCK INDEX FUND ....................................            4,901,113.5      368,714.1       (860,641.7)   4,409,185.9
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock ........................................              140,576.4       72,022.6        (67,160.1)     145,438.9
   International Value ......................................              248,094.1       50,621.9       (118,004.8)     180,711.2
FEDERATED INSURANCE SERIES:
   Capital Income II ........................................              252,834.9       24,016.8        (71,146.8)     205,704.9
   High Income Bond II ......................................              169,371.7       66,786.0        (43,003.6)     193,154.1
   International Equity II ..................................              105,082.1       44,890.9        (83,584.9)      66,388.1
   Kaufmann II ..............................................       e             --            3.1              0.0            3.1
JANUS ASPEN SERIES:
   Growth and Income ........................................              385,513.3      234,304.1       (177,182.9)     442,634.5
   International Growth .....................................              272,046.4      692,673.2       (221,468.0)     743,251.6
   Large Cap Growth .........................................            2,552,769.1      226,203.1       (482,359.1)   2,296,613.1
   Mid Cap Growth ...........................................            2,576,244.9      248,538.2       (546,742.1)   2,278,041.0
   Worldwide Growth .........................................            3,973,961.2      317,504.8       (921,665.3)   3,369,800.7
LAZARD RETIREMENT SERIES:
   Emerging Markets .........................................               23,982.8       17,615.4        (14,139.1)      27,459.1
   US Strategic Equity ......................................       w       54,671.6        5,533.7         (8,348.8)      51,856.5
   International Equity .....................................                6,075.8        7,481.7         (8,986.2)       4,571.3
   Small Cap ................................................              211,292.3       96,013.8       (106,353.7)     200,952.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS            UNITS           END
                                                                NOTES      OF YEAR       PURCHASED        REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth ........................................       f          236.3           98.2             (6.9)         327.6
   All Cap Value ............................................       f        1,307.7          884.8             (4.1)       2,188.4
   Large Cap Growth .........................................       f        1,261.3           35.2         (1,072.0)         224.5
   Strategic Bond ...........................................       f        1,383.2          784.0           (209.7)       1,957.5
   Total Return .............................................       f        1,575.3          395.0         (1,464.3)         506.0
LEGG MASON PARTNERS INVESTMENT SERIES:
   Government ...............................................       f           68.7          110.7            (61.4)         118.0
LORD ABBETT SERIES FUND:
   America's Value ..........................................              116,934.9       40,168.9        (19,212.0)     137,891.8
   Growth and Income ........................................              779,887.9      142,056.5       (181,341.1)     740,603.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano .................................................                5,080.9          585.0           (750.4)       4,915.5
   Lehman Brothers High Income Bond .........................      ac             --            3.8              0.0            3.8
   Lehman Brothers Short Duration Bond ......................      ad       89,199.3       46,305.0        (10,132.3)     125,372.0
   Mid-Cap Growth ...........................................               41,318.0       15,441.4        (10,508.5)      46,250.9
   Partners .................................................              302,113.6       32,320.4        (75,258.1)     259,175.9
   Regency ..................................................               87,272.3       17,148.4        (16,112.0)      88,308.7
   Socially Responsive ......................................                  896.7            8.3           (572.0)         333.0
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ................................................       g             --        2,972.0         (2,688.4)         283.6
   CommodityRealReturn Strategy .............................       g             --        5,613.5         (4,168.6)       1,444.9
   Foreign Bond US Dollar-Hedged ............................       g             --        1,938.7         (1,938.7)            --
   Global Bond Unhedged .....................................       g             --        2,135.0         (2,091.5)          43.5
   High Yield ...............................................       g             --          962.3           (177.4)         784.9
   Money Market .............................................               11,565.5       37,016.5        (25,643.8)      22,938.2
   Real Return ..............................................              142,049.9       44,284.0        (41,791.7)     144,542.2
   RealEstateRealReturn Strategy ............................       g             --       13,977.2        (13,977.2)            --
   Short-Term ...............................................                8,638.8        3,952.4         (4,744.8)       7,846.4
   Total Return .............................................              117,574.9      121,883.0        (72,570.0)     166,887.9
PIONEER VARIABLE CONTRACTS TRUST:
   Emerging Markets .........................................       e             --        8,324.8         (2,940.0)       5,384.8
   Equity Income ............................................              126,459.8       53,711.7        (11,365.7)     168,805.8
   Europe ...................................................       z          371.8        6,213.6         (6,585.4)            --
   Fund .....................................................               83,101.7        3,123.2        (68,005.1)      18,219.8
   High Yield ...............................................                2,891.0        2,269.9              0.0        5,160.9
   International Value ......................................       e             --           45.1              0.0           45.1
   Mid Cap Value ............................................                     --          125.3              0.0          125.3
ROYCE CAPITAL FUND:
   Micro Cap ................................................              163,608.6      207,428.0        (69,761.6)     301,275.0
   Small Cap ................................................              344,285.2       40,058.0       (138,601.7)     245,741.5
RYDEX VARIABLE TRUST:
   Absolute Return Strategies ...............................       h             --       15,991.0         (9,797.0)       6,194.0
   Banking ..................................................                  454.8        4,189.3         (3,683.1)         961.0
   Basic Materials ..........................................                1,782.1       17,313.9        (12,464.6)       6,631.4
   Biotechnology ............................................                2,875.7       14,308.1        (14,409.7)       2,774.1
   CLS AdvisorOne Amerigo ...................................                   18.8          137.7            (10.8)         145.7
   Commodities Strategy .....................................      ae             --       13,043.3        (11,980.2)       1,063.1
   Consumer Products ........................................                2,396.4       12,270.2         (7,568.9)       7,097.7
   Dow 2X Strategy ..........................................       i        4,336.0       24,323.5        (26,838.4)       1,821.1
   OTC 2X Strategy ..........................................       j        1,427.0       17,702.5        (18,622.8)         506.7
   Russell 2000 2X Strategy .................................   e, aa             --          960.4           (960.4)            --
   S&P 500 2X Strategy ......................................       k           67.7       14,912.1        (13,046.8)       1,933.0
   Strengthening Dollar 2X Strategy .........................       l             --        7,192.1         (7,192.1)            --
   Weakening Dollar 2X Strategy .............................       m             --       10,802.8        (10,674.6)         128.2
   Electronics ..............................................                  655.0       32,615.0        (31,981.9)       1,288.1
   Energy ...................................................               51,941.0       38,471.7        (59,733.7)      30,679.0
   Energy Services ..........................................               31,145.6       63,187.2        (63,363.6)      30,969.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                          BEGINNING        UNITS           UNITS            END
                                                                NOTES      OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Europe 1.25X Strategy ....................................       n        2,398.3        4,133.9         (3,999.0)       2,533.2
   Financial Services .......................................                  219.5          922.6         (1,126.5)          15.6
   Government Long Bond 1.2X Strategy .......................       o       56,352.6      289,951.0       (284,331.7)      61,971.9
   Health Care ..............................................                1,654.2        8,674.8         (1,241.1)       9,087.9
   Hedged Equity ............................................       h             --       18,265.2        (18,265.2)            --
   Internet .................................................                  377.7       27,741.6        (28,119.3)            --
   Inverse Dow 2X Strategy ..................................       p          691.6       11,085.7        (11,196.2)         581.1
   Inverse Government Long Bond Strategy ....................       q        4,904.5      177,565.7       (178,318.3)       4,151.9
   Inverse Mid-Cap Strategy .................................      ab        2,024.2       12,482.3        (14,429.8)          76.7
   Inverse OTC Strategy .....................................       r       15,323.0       42,293.4        (51,728.9)       5,887.5
   Inverse Russell 2000 Strategy ............................       s           49.8       67,953.3        (62,866.1)       5,137.0
   Inverse S&P 500 Strategy .................................       t       94,691.3      256,238.6       (253,485.8)      97,444.1
   Japan 1.25X Strategy .....................................       u       13,689.6       26,619.1        (34,856.5)       5,452.2
   Large-Cap Growth .........................................                  514.9        9,852.1         (9,253.2)       1,113.8
   Large-Cap Value ..........................................                9,944.4       60,761.1        (50,967.9)      19,737.6
   Leisure ..................................................                     --       10,582.3         (8,429.7)       2,152.6
   Mid Cap 1.5X Strategy ....................................       v       25,812.5       74,206.2        (87,965.1)      12,053.6
   Mid-Cap Growth ...........................................                8,789.1        2,815.7        (11,464.1)         140.7
   Mid-Cap Value ............................................                1,861.7        7,611.1         (8,716.0)         756.8
   Nova .....................................................                6,187.5        7,261.7         (7,120.2)       6,329.0
   OTC ......................................................               25,745.3       16,778.5        (28,375.2)      14,148.6
   Precious Metals ..........................................               20,481.9       42,568.3        (41,671.7)      21,378.5
   Real Estate ..............................................                3,362.0       16,770.0        (15,532.1)       4,599.9
   Retailing ................................................                  460.8        2,406.9         (2,082.4)         785.3
   Russell 2000 1.5X Strategy ...............................       x       77,690.1      319,356.8       (275,515.1)     121,531.8
   Sector Rotation ..........................................                  621.9       20,723.8        (13,137.4)       8,208.3
   Small-Cap Growth .........................................                6,956.4        6,960.3        (11,791.5)       2,125.2
   Small-Cap Value ..........................................                1,040.7       29,627.8        (15,853.8)      14,814.7
   Technology ...............................................                  114.4       21,808.2        (21,797.3)         125.3
   Telecommunications .......................................                     --       31,995.1        (25,026.0)       6,969.1
   Transportation ...........................................                   70.0       14,898.5        (14,417.7)         550.8
   U.S. Government Money Market .............................              455,817.7    2,030,073.0     (2,169,422.0)     316,468.7
   Utilities ................................................                6,324.9       11,810.0        (13,747.2)       4,387.7
SELIGMAN PORTFOLIO, INC:
   Communications & Information .............................              139,873.6       51,957.8        (91,081.8)     100,749.6
   Global Technology ........................................              219,673.3      113,940.5       (138,556.9)     195,056.9
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ....................................................              318,168.2      131,942.8        (82,810.1)     367,300.9
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ..........................................                  840.2       52,719.2        (52,601.6)         957.8
   Bond .....................................................              120,025.5       64,379.3        (99,325.7)      85,079.1
   Emerging Markets .........................................              275,976.0      380,724.3       (295,247.9)     361,452.4
   Hard Assets ..............................................              243,458.3      419,702.2       (372,485.7)     290,674.8
   Real Estate ..............................................               81,778.7      118,441.8       (110,285.9)      89,934.6
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ................................................               48,999.9        4,265.4         (7,793.3)      45,472.0
   Opportunity ..............................................              396,883.6       55,447.8       (135,474.4)     316,857.0
------------------------------------------------------------------------------------------------------------------------------------
         TOTALS                                                         34,869,744.7   11,773,323.0    (14,066,582.3)  32,576,485.4
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (date of closure).

b)    For the period April 28, 2006 (inception of fund) through December 31,
      2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate Fund Prior to its name change effective July 3, 2006.

e)    For the period November 1, 2006 (inception of fund) through December 31,
      2006.

f) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

g)    For the period May 1, 2006 (inception of fund) through December 31, 2006.

h)    For the period February 3, 2006 (inception of fund) through December 31,
      2006.

i) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

j) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

k) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

l) Formerly Dynamic Strengthening Dollar prior to its name change effective July 3, 2007 and Strengthening Dollar prior to its name change effective May 1, 2006.

m) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

n) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

o) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

p) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

q) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

r) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

s) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

t) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

u) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

v) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

w)    Formerly Equity prior to its name change effective May 1, 2007.

x) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

z) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

aa) Formerly Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ab)   Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

ac)   Formerly High Income Bond prior to its name change effective May 1, 2007.

ad) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

ae)   Formerly Commodities prior to its name change effective May 1, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(7) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolio I until restructure on April 27, 2007.

d) Formerly in Legg Mason Partners Investment Series until restructure on April 27, 2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Aggressive Growth).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

h) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

i)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

j)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

k)    For the period May 1, 2007 (inception of fund) through December 31, 2007.

l) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

m) Neuberger Lehman Brothers High Income Bond was formerly Neuberger High Income Bond prior to its name change effective May 1, 2007.

n) Neuberger Lehman Brothers Short Duration Bond was formerly Neuberger Limited Maturity Bond prior to its name change effective May 1, 2007.

o) Rydex Commodities Strategy was formerly Rydex Commodities prior to its name change effective May 1, 2007.

p) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

q) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

r) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

s) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

t) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

u) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

v) Rydex Inverse OTC Strategy was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

w) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007.

x) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

y) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

z) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

aa) Rydex OTC 2X Strategy was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

ab) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ac) Rydex Russell 2000 2X Strategy was formerly Rydex Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ad) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ae) Rydex Strengthening Dollar 2X Strategy was formerly Rydex Dynamic Strengthening Dollar prior to its name change effective July 3, 2007.

af) Rydex Weakening Dollar 2X Strategy was formerly Rydex Dynamic Weakening Dollar prior to its name change effective July 3, 2007.

ag)   For the period January 1, 2007 through November 9, 2007 (liquidation of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(8) SUBSEQUENT EVENTS

      Effective January 3, 2008, Inviva, Inc., Jefferson National Life Insurance Company's (the "Company") ultimate parent, completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in Jefferson National Financial Corp. (JNFC). The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. On a pro forma basis, this dividend will reduce the Company's statutory capital and surplus from $41.1 million to $37.4 million and reduce risk-based capital from 690% to 633% authorized control level.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C as of December 31, 2007, the related statements of operations and changes in net assets for the years ended December 31, 2007 and 2006, and the financial highlights for each of the three years for the period ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C as of December 31, 2007, the results of its operations, changes in its net assets for the years ended December 31, 2007 and 2006, and financial highlights for each of the three years for the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 21, 2008

================================================================================

                            JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                            SPONSOR
                            Jefferson National Life Insurance Company
                            DISTRIBUTOR
                            Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            BDO Seidman, LLP

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2007 and 2006, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2007 and for each of the two years then ended December 31, 2007.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - MAXIFLEX INDIVIDUAL

(1)    (a)         Resolution of Board of Directors of the Company authorizing the reorganization of the Separate         (10)
                   Account.

       (b)         Resolution Changing the Name of the Separate Account                                                   (1)

(2)                Not Applicable.

(3)    (a)    (i)  Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and         (1)
                   Inviva Securities Corporation.

              (ii) Form of Amendment to Principal Underwriter's Agreement                                                 (1)

       (b)         Form of Selling Agreement                                                                              (1)

(4)    (a)         Form of Individual Single Premium Contract - Achievement. (22-4026)                                    (1)

       (b)         Form of Individual Flexible Premium Contract. (22-4025)                                                (2)

       (c)         Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)                (1)

       (d)         Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)    (1)

       (e)         Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)            (1)

       (f)         Form of Sep. Acct Chg Endorsement                                                                      (1)

(5)                Form of Application for Individual Annuity Contract. (JNL-6000)                                        (1)

(6)    (a)         Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.                  (1)

       (b)         Amended and Restated By-Laws of the Company.                                                           (1)

(7)                Not Applicable.

(8)    (a)         Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity    (1)
                   Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

              (i)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and       (13)
                   among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

       (b)    (i)  Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life         (3)
                   Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

             (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M                (1)
                    Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

             (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors,   (13)
                    Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and
                    Inviva Securities Corporation dated May 1, 2003.

             (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors,   (15)
                    Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and
                    Jefferson National Securities Corporation dated May 1, 2003.

       (c)   (i)    Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance       (4)
                    Company and Fred Alger and Company, Inc. dated March 31, 1995.

             (ii)   Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American      (5)
                    Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31,
                    1995.

             (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American      (5)
                    Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31,
                    1995.

             (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger   (1)
                    American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated
                    March 31, 1995.

             (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund,     (13)
                    Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

             (vi)   Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund,     (15)
                    Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

       (d)   (i)    Form of Participation Agreement between Great American Reserve Insurance Company and American         (4)
                    Century Investment Services as of 1997.

             (ii)   Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American       (5)
                    Reserve Insurance Company and American Century Investment Services as of 1997.

             (iii)  Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American       (5)
                    Reserve Insurance Company and American Century Investment Services as of 1997.

             (iv)   Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American        (5)
                    Reserve Insurance Company and American Century Investment Services as of 1997.

             (v)    Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American        (5)
                    Reserve Insurance Company and American Century Investment Services as of 1997.

             (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between      (1)
                    Great American Reserve Insurance Company and American Century Investment Services as of 1997.

             (vii)  Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life   (11)
                    Insurance Company and American Century Investment Services as of 1997.

             (viii) Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life    (13)
                    Insurance Company and American Century Investment Services as of 1997.

             (ix)   Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National

                    Life Insurance Company and American Century Investment Services.                                      (14)

       (e)    (i)   Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company,    (5)
                    Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life
                    and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

              (ii)  Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and        (5)
                    among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                    Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                    Portfolios.

              (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among     (1)
                    Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                    Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                    Portfolios.

              (iv)  Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among     (1)
                    Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                    Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                    Portfolios.

              (v)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among            (11)
                    Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                    Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
                    Portfolios.

       (f)    (i)   Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance     (4)
                    Company and Insurance Management Series, Federated Securities Corp.

              (ii)  Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among          (5)
                    Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (iii) Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and    (5)
                    among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (iv)  Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among          (1)
                    Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

              (v)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among   (13)
                    Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities
                    Corp.

       (g)    (i)   Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First         (6)
                    American Asset Management and Conseco Variable Insurance Company dated 2001.

              (ii)  Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American     (5)
                    Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company
                    dated 2001.

              (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American        (1)
                    Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company
                    dated 2001.

       (h)    (i)   Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance        (1)
                    Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.

              (ii)  Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series and       (11)
                    Jefferson National Life Insurance Company dated May 1, 2003.

              (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series,

                    Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.          (13)

             (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus    (15)
                    Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and
                    Institutional)

       (i)    (i)   Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC,   (1)
                    Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

             (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement         (1)
                    Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National
                    Life Insurance Company dated May 1, 2003.

       (j)   (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great        (4)
                    American Reserve Insurance Company.

             (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and   (7)
                    among Lord, Abbett & Co. and Great American Reserve Insurance Company.

             (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and        (1)
                    among Lord, Abbett & Co. and Great American Reserve Insurance Company.

       (k)   (i)    Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers           (5)
                    Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great
                    American Reserve Insurance Company.

             (ii)   Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and        (5)
                    among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman
                    Management Incorporated and Conseco Variable Insurance Company.

             (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and   (5)
                    among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman
                    Management Incorporated and Conseco Variable Insurance Company.

             (iv)   Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and        (8)
                    among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

             (v)    Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and      (1)
                    among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

             (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and        (11)
                    among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

             (vii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and        (13)
                    among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

             (viii) Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and        (14)
                    among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and
                    Jefferson National Life Insurance Company.

       (l)          (i) Form of Participation Agreement dated May 1, 2003 by and

                    among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life     (1)
                    Insurance Company and amended dated April 13, 2004 thereto.

              (ii)  Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among     (11)
                    PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life
                    Insurance Company.

              (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among     (13)
                    PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life
                    Insurance Company.

              (iv)  Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among     (15)
                    PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National
                    Life Insurance Company.

       (m)    (i)   Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson    (1)
                    National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
                    Inc.

              (ii)  Form of Amendment to the Participation Agreement dated May 1, 2003 among Pioneer Variable Contract    (11)
                    Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                    Funds Distributor, Inc.

              (iii) Form of Amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract        (13)
                    Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                    Funds Distributor, Inc.

              (iv)  Form of Amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract        (15)
                    Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                    Funds Distributor, Inc.

       (n)          Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce &            (1)
                    Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and
                    Form of Amendment dated April 5, 2004 thereto.

              (i)   Form of Amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce &      (13)
                    Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

              (ii)  Form of Amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce &      (15)
                    Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities
                    Corporation.

       (o)    (i)   Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance          (9)
                    Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

              (ii)  Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000    (1)
                    by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services,
                    Inc.

              (iii) Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by    (11)
                    and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial
                    Services, Inc.

              (iv)  Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by    (13)
                     and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial
                    Services, Inc.

              (v)   Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000    (15)
                    by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex
                    Distributors, Inc.

       (p)    (i)   Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company    (1)
                    and Citigroup Global Markets Inc.

              (ii)  Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between       (10)
                    Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

              (iii) Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between    (14)
                    Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

       (q)    (i)   Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman    (6)
                    Advisors, Inc. and Conseco Variable Insurance Company.

              (ii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and      (5)
                    among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (iii) Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and        (1)
                    among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (iv)  Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman   (1)
                    Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

              (v)   Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among     (13)
                    Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

              (vi)  Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and        (15)
                    among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance
                    Company.

       (r)    (i)   Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance    (5)
                    Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital
                    Management, Inc. and Strong Funds Distributors, Inc.

              (ii)  Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and      (5)
                    among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                    Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

              (iii) Form of Amendment dated December 14, 1999 to Participation Agreement dated April 30, 1997 by and      (5)
                    among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                    Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

              (iv)  Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among    (5)
                    Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund
                    II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc. (5)

              (v)   Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated April     (1)
                    30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc.,
                    Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

       (s)    (i)   Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and   (8)
                    Jefferson National Life Insurance Company.

              (ii)  Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and    (1)
                    among Third Avenue Management LLC and Jefferson National Life Insurance Company.

       (t)    (i)   Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance       (5)
                    Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

              (ii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and    (5)
                    among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates
                    Corporation.

              (iii) Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and    (5)
                    among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates
                    Corporation.

              (iv)  Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van   (8)
                    Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance
                    Company.

       (u)    (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund         (1)
                    Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

              (ii)  Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life           (1)
                    Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

       (v)    (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo        (11)
                    Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

              (ii)  Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life        (13)
                    Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8,
                    2005.

              (iii) Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life        (15)
                    Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC
                    and Wells Fargo Variable Trust dated April 8, 2005.

       (w)    (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset     (11)
                    Management, LLC and Potomac Insurance Trust dated May 1, 2005.

              (ii)  Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life        (13)
                    Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

              (iii) Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life        (15)
                    Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

       (x)    (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital   (13)
                    Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

              (ii)  Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National   (15)
                    Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1,
                    2006.

       (y)    (i)   Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life    (14)
                    Insurance Company dated May 1, 2007

              (ii)  Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson          (15)
                    National Life Insurance Company dated March 18, 2008.

(9)                 Opinion and Consent of Counsel.                                                                       (15)

(10)                Consent of Independent Registered Public Accounting Firm.                                             (15)

(11)                Financial Statements omitted from Item 23 above.                                                      N/A

(12)                Initial Capitalization Agreement.                                                                     N/A

(13)          (i)   Powers of Attorney.                                                                                   (1)

              (ii)  Powers of Attorney- Laurence Greenberg                                                                (12)

              (iii) Powers of Attorney - Robert Jefferson                                                                 (13)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 25 and 37 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos.033-02460 and 811-04819) filed electronically on Form N-4 on May 3, 2004 (Accession Number 0001047469-04-015247).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 21 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000127).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 26 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002841).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 27 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003345).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 28 and 40 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003584).

(15) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                  POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director, Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
David Lau (1)                    Chief Operating Officer
Brian Heaphy                     Director--Mergers & Acquisitions
Jeff Fritsche                    Tax Director
Michael Girouard                 Chief Investment Officer
Joseph Vap (1)                   Controller
Matthew Grove                    Chief Marketing Officer
Dean C. Kehler (2)               Director
Robert Jefferson (3)             Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

---------------------
   Smilow & Hecht
and Family Members(1)
---------------------
         |
         | 100%
         |
    -----------    ------------     ---------    ---------    ---------    ---------    -------
      Inviva,      Inviva, Inc.      Series A     Series B     Series C     Series D    Secured
      L.L.C.        Management      Preferred    Preferred    Preferred    Preferred     Notes
       (CA)           and            Stock(3)     Stock(4)     Stock(5)     Stock(6)
                   Employees(2)     ---------    ---------    ---------    ---------    -------
    -----------    ------------         |            |            |            |           |
         |              |               |            |            |            |           |
         | 75%          | 25%           |            |            |            |           |
         |              |               |            |            |            |           |
    -------------------------------------------------------------------------------------------
                                          Inviva, Inc.
                                              (DE)
    -------------------------------------------------------------------------------------------
                                               |         |
                                           ----| 100%    |
                                           |             |
    ----------------------------------------             |
    |                         |            |             |
    |                         |            |             |
    |                         |            |             |
---------               -------------  ---------         |   -----------     -----------     -----------
  Lifco                  JNF Holding     Inviva          |
 Holding                Company, Inc.  Insurance         |    JNFC ESOP        Inviva,         Trimaran
 Company,                   (DE)         Agency,         |                      L.L.C.         Entities
Inc. (DE)                              Inc. (DE)         |
---------               -------------  ---------         |   -----------     -----------     -----------
                             |                           |        |               |               |
                             |                           |        |               |               |
                             |                           |        |               |               |
             ------------------                          |        |               |               |
             Jefferson National                          |        |               |               |
              Financial Corp.  --------------------------------------------------------------------
                  (DE)(7)
             ------------------
                     |
                     |  100%
                     |
            ---------------------------------------------------------------------------------------------
            |                                |                               |                          |
            |                                |                               |                          |
---------------------------   ---------------------------------   -----------------------   --------------------------
     Jefferson National       Jefferson National Life Insurance   JNF Advisors, Inc. (DE)    JNF Asset Management, LLC
Securities Corporation (DE)               Company (TX)
---------------------------   ---------------------------------   -----------------------   --------------------------

(1) Smilow and Hecht are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership:
      Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth
      B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is held by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

(7) Jefferson National Financial Corp. is owned approximately 45% by Inviva, Inc (directly and via JNF Holding Company, Inc.), approximately 17.5% by Inviva, LLC, approximately 17.5% by Trimaran (which also owns virtually all of the Inviva Series C Preferred), approximately 12% by the Jefferson National Financial Corp. Employee Stock Ownership Plan and approximately 8% by others.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 7, 2008, the number of The Maxiflex Individual Annuity contracts funded by Jefferson National Life Annuity Account C was 6,592 of which 6,399 were qualified contracts and 193 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account I

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

       NAME                                      POSITIONS AND OFFICES
Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Edward J. O'Brien, IV                   Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

(c) ISC retains no compensation or commissions from the registrant.

                                                                           COMPENSATION
                                                                                ON
                                                 NET UNDERWRITING           REDEMPTION
               NAME OF PRINCIPAL                   DISCOUNTS AND                OR                 BROKERAGE
                  UNDERWRITER                       COMMISSIONS            ANNUITIZATION          COMMISSIONS          COMPENSATION
Jefferson National Securities Corporation              None                     None                  None                 None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 29 and 41 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 7th day of April, 2008.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg*
    --------------------------
Name:  Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER

        SIGNATURE                                             TITLE                                               DATE
/s/ David A. Smilow*                         Chairman of the Board                                               4/7/08
-------------------------
Name: David Smilow

/s/ Tracey Hecht Smilow*                     Director                                                            4/7/08
-------------------------
Name: Tracey Hecht Smilow

/s/ Laurence P. Greenberg*                   Director, Chief Executive Officer and President                     4/7/08
-------------------------
Name: Laurence Greenberg

/s/ Timothy D. Rogers*                       Chief Financial Officer and Treasurer                               4/7/08
-------------------------
Name: Timothy D. Rogers

/s/ Dean C. Kehler*                          Director                                                            4/7/08
-------------------------
Name: Dean C. Kehler

/s/ Robert Jefferson*                        Director                                                            4/7/08
-------------------------
Name: Robert Jefferson

/s/ Craig A. Hawley*
-------------------------
Name: Craig A. Hawley                                                                                            4/7/08
Attorney in Fact

                                  EXHIBIT INDEX

(8)    (b)    (iv)  Form of Amendment dated May 1, 2008 to the Participation
                    Agreement by and among A I M Distributors, Inc., Jefferson
                    National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities
                    Corporation dated May 1, 2003.

       (c)    (vi)  Form of Amendment dated May 1, 2008 to the Participation
                    Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

       (h)    (iv)  Form of Amendment dated May 1, 2008 to the Participation
                    Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 (Service and Institutional).

       (l)    (iv)  Form of Amendment dated May 1, 2008 to the Participation
                    Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

       (m)    (iv)  Form of Amendment to Participation Agreement dated May 1,
                    2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

       (n)    (ii)  Form of Amendment to Participation Agreement dated May 1,
                    2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.

       (o)    (v)   Form of Amendment dated March 31, 2008 to the Form of
                    Participation Agreement dated March 24, 2000 by and among
                    Jefferson National Life Insurance Company, RYDEX Variable
                    Trust and Rydex Distributors, Inc.

       (q)    (vi)  Form of Amendment dated March 31, 2008 to the Participation
                    Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

       (v)    (iii) Form of Amendment dated May 1, 2008 to Participation
                    Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

       (w)    (iii) Form of Amendment dated May 1, 2008 to Participation
                    Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

        (x)   (ii)  Form of Amendment dated March 8, 2008 to Form of
                    Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and
                    AllianceBernstein Investments, Inc. dated May 1, 2006.

        (y)   (ii)  Form of Amended Participation Agreement between Northern
                    Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.

(9)                 Opinion and Consent of Counsel.

(10)                Consent of Independent Registered Public Accounting Firm.


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